UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2017

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Alpha Strategy Fund

Fundamental Equity Fund

Global Core Equity Fund

Growth Leaders Fund

International Core Equity Fund

International Dividend Income Fund

International Opportunities Fund

Value Opportunities Fund

For the six-month period ended April 30, 2017

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Portfolio Allocation/Sector

Schedules of Investments:

19	Alpha Strategy Fund

20	Fundamental Equity Fund

23	Global Core Equity Fund

29	Growth Leaders Fund

32	International Core Equity Fund

40	International Dividend Income Fund

47	International Opportunities Fund

56	Value Opportunities Fund

60	Statements of Assets and Liabilities

64	Statements of Operations

66	Statements of Changes in Net Assets

72	Financial Highlights

102	Notes to Financial Statements

134	Supplemental Information to Shareholders

Lord Abbett Securities Trust

Lord Abbett Alpha Strategy Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Global Core Equity Fund, Lord Abbett Growth Leaders Fund, Lord Abbett International Core Equity Fund, Lord Abbett International Dividend Income Fund, Lord Abbett International Opportunities Fund, and Lord Abbett Value Opportunities Fund

Semiannual Report

For the six-month period ended April 30, 2017

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Daria L. Foster Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Funds for the six-month period ended April 30, 2017. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Trustee, President and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 through April 30, 2017).

Actual Expenses

For each class of each Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 11/1/16 – 4/30/17” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Alpha Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†#
			11/1/16 -
	11/1/16	4/30/17	4/30/17
Class A*
Actual	$1,000.00	$1,129.70	$2.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.81	$2.01
Class B*
Actual	$1,000.00	$1,125.60	$6.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.14	$5.71
Class C*
Actual	$1,000.00	$1,125.70	$6.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76
Class F*
Actual	$1,000.00	$1,130.60	$1.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.55	$1.25
Class F3
Actual	$1,000.00	$1,021.80	$0.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,003.51	$0.05
Class I*
Actual	$1,000.00	$1,131.30	$0.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.05	$0.75
Class R2*
Actual	$1,000.00	$1,127.50	$3.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76
Class R3*
Actual	$1,000.00	$1,128.10	$3.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.62	$3.21
Class R4*
Actual	$1,000.00	$1,129.90	$2.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.71	$2.11
Class R5*
Actual	$1,000.00	$1,131.20	$0.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.95	$0.85
Class R6*
Actual	$1,000.00	$1,131.30	$0.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.45	$0.35

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.40% for Class A, 1.14% for Classes B and C, 0.25% for Class F, 0.07% for Class F3, 0.15% for Class I, 0.75% for Class R2, 0.64% for Class R3, 0.42% for Class R4, 0.17% for Class R5 and 0.07% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period for Classes A, B, C, F, I, R2, R3, R4, R5 and R6) and multiplied by 26/365 (to reflect the period from April 4, 2017, commencement of operations, to April 30, 2017, for Class F3).
#	Does not include expenses of Underlying Funds in which Alpha Strategy Fund invests.
*	The annualized expenses have been updated (0.47% for Class A, 1.22% for Classes B and C, 0.32% for Class F, 0.22% for Class I, 0.82% for Class R2, 0.72% for Class R3, 0.47% for Class R4, 0.22% for Class R5 and 0.09% for Class R6). Had these updates been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
	Actual	Before Expenses)
Class A	$2.48	$2.36
Class B	$6.43	$6.11
Class C	$6.43	$6.11
Class F	$1.69	$1.61
Class I	$1.16	$1.10
Class R2	$4.33	$4.11
Class R3	$3.80	$3.61
Class R4	$2.48	$2.36
Class R5	$1.16	$1.10
Class R6	$0.48	$0.45

Portfolio Holdings Presented by Portfolio Allocation

April 30, 2017

Underlying Fund Name	%*
Lord Abbett Developing Growth Fund, Inc. – Class I	20.05%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	20.23%
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I	10.01%
Lord Abbett Securities Trust – Micro-Cap Value Fund – Class I	9.94%
Lord Abbett Research Fund, Inc. – Small-Cap Value Fund – Class I	19.94%
Lord Abbett Securities Trust-Value Opportunities Fund – Class I	19.83%
Total	100.00%

*	Represents percent of total investments.

Fundamental Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			11/1/16 -
	11/1/16	4/30/17	4/30/17
Class A
Actual	$1,000.00	$1,106.50	$5.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.93	$4.91
Class B
Actual	$1,000.00	$1,102.30	$9.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.22	$8.65
Class C
Actual	$1,000.00	$1,103.30	$9.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.22	$8.65
Class F
Actual	$1,000.00	$1,107.50	$4.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.68	$4.16
Class F3
Actual	$1,000.00	$1,003.00	$0.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,003.16	$0.44
Class I
Actual	$1,000.00	$1,107.80	$3.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.17	$3.66
Class P
Actual	$1,000.00	$1,105.40	$6.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.94	$5.91
Class R2
Actual	$1,000.00	$1,104.80	$6.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.20	$6.66
Class R3
Actual	$1,000.00	$1,105.50	$6.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.74	$6.11
Class R4
Actual	$1,000.00	$1,107.10	$5.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81
Class R5
Actual	$1,000.00	$1,108.00	$3.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.22	$3.61
Class R6
Actual	$1,000.00	$1,109.60	$3.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.77	$3.06

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.98% for Class A, 1.73% for Classes B and C, 0.83% for Class F, 0.61% for Class F3, 0.73% for Class I, 1.18% for Class P, 1.33% for Class R2, 1.22% for Class R3, 0.96% for Class R4, 0.72% for Class R5 and 0.61% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period for Classes A, B, C, F, I, P, R2, R3, R4, R5 and R6) and multiplied by 26/365 (to reflect the period from April 4, 2017, commencement of operations, to April 30, 2017, for Class F3).

Portfolio Holdings Presented by Sector

April 30, 2017

Sector*	%**
Consumer Discretionary	6.61%
Consumer Staples	7.11%
Energy	10.10%
Financials	24.38%
Health Care	13.36%
Industrials	10.98%
Information Technology	12.43%
Materials	3.43%
Real Estate	1.97%
Telecommunication Services	2.72%
Utilities	4.96%
Repurchase Agreement	1.95%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Global Core Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			11/1/16 -
	11/1/16	4/30/17	4/30/17
Class A
Actual	$1,000.00	$1,054.00	$3.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,011.15	$2.98
Class C
Actual	$1,000.00	$1,052.00	$5.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,009.00	$5.10
Class F
Actual	$1,000.00	$1,055.00	$2.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,011.57	$2.55
Class F3
Actual	$1,000.00	$1,027.20	$0.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,003.36	$0.54
Class I
Actual	$1,000.00	$1,055.00	$2.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,011.85	$2.27
Class R2
Actual	$1,000.00	$1,053.00	$4.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,010.30	$3.97
Class R3
Actual	$1,000.00	$1,054.00	$3.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,010.58	$3.69
Class R4
Actual	$1,000.00	$1,054.00	$3.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,011.29	$2.98
Class R5
Actual	$1,000.00	$1,055.00	$2.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,011.96	$2.27
Class R6
Actual	$1,000.00	$1,055.00	$2.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,012.05	$2.13

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.80% for Class C, 0.90% for Class F, 0.75% for Class F3, 0.80% for Class I, 1.40% for Class R2, 1.30% for Class R3, 1.05% for Class R4, 0.80% for Class R5 and 0.75% for Class R6) multiplied by the average account value over the period, multiplied by 103/365 (to reflect one-half year period from January 17, 2017, commencement of operations, to April 30, 2017, for Classes A, C, F, I, R2, R3, R4, R5 and R6) and multiplied by 26/365 (to reflect the period from April 4, 2017, commencement of operations, to April 30, 2017, for Class F3).

Portfolio Holdings Presented by Sector

April 30, 2017

Sector*	%**
Consumer Discretionary	9.14%
Consumer Staples	11.70%
Energy	5.68%
Financials	21.75%
Health Care	8.62%
Industrials	11.38%
Information Technology	19.07%
Materials	7.57%
Real Estate	0.93%
Telecommunication Services	2.56%
Utilities	1.60%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Growth Leaders Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			11/1/16 -
	11/1/16	4/30/17	4/30/17
Class A*
Actual	$1,000.00	$1,114.20	$4.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.43	$4.41
Class B*
Actual	$1,000.00	$1,110.70	$8.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.76	$8.10
Class C*
Actual	$1,000.00	$1,110.50	$8.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.71	$8.15
Class F
Actual	$1,000.00	$1,115.50	$3.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51
Class F3
Actual	$1,000.00	$1,022.60	$0.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,003.16	$0.41
Class I*
Actual	$1,000.00	$1,116.40	$3.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.67	$3.16
Class R2*
Actual	$1,000.00	$1,112.80	$6.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$6.16
Class R3*
Actual	$1,000.00	$1,113.30	$5.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.19	$5.66
Class R4*
Actual	$1,000.00	$1,114.60	$4.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.43	$4.41
Class R5*
Actual	$1,000.00	$1,115.90	$3.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.67	$3.16
Class R6*
Actual	$1,000.00	$1,116.20	$2.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.97	$2.86

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.88% for Class A, 1.62% for Classes B and C, 0.70% for Class F, 0.57% for Class F3, 0.63% for Class I, 1.22% for Class R2, 1.13% for Class R3, 0.88% for Class R4, 0.63% for Class R5 and 0.57% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period for Classes A, B, C, F, I, R2, R3, R4, R5 and R6) and multiplied by 26/365 (to reflect the period from April 4, 2017, commencement of operations, to April 30, 2017, for Class F3).
*	The annualized expenses have been updated (0.95% for Class A, 1.70% for Classes B and C, 0.70% for Class I, 1.30% for Class R2, 1.20% for Class R3, 0.95% for Class R4, 0.70% for Class R5 and 0.60% for Class R6). Had these updates been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
	Actual	Before Expenses)
Class A	$4.98	$4.76
Class B	$8.90	$8.50
Class C	$8.90	$8.50
Class I	$3.67	$3.51
Class R2	$6.81	$6.51
Class R3	$6.29	$6.01
Class R4	$4.98	$4.76
Class R5	$3.67	$3.51
Class R6	$3.15	$3.01

Portfolio Holdings Presented by Sector

April 30, 2017

Sector*	%**
Consumer Discretionary	24.58%
Consumer Staples	0.96%
Energy	0.47%
Financials	8.25%
Health Care	14.68%
Industrials	7.64%
Information Technology	41.49%
Materials	1.50%
Repurchase Agreement	0.43%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

International Core Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			11/1/16 -
	11/1/16	4/30/17	4/30/17
Class A
Actual	$1,000.00	$1,076.50	$5.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.24	$5.61
Class B
Actual	$1,000.00	$1,073.10	$9.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.52	$9.35
Class C
Actual	$1,000.00	$1,073.00	$9.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.62	$9.25
Class F
Actual	$1,000.00	$1,078.40	$4.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.48	$4.36
Class F3
Actual	$1,000.00	$1,035.70	$0.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,003.06	$0.50
Class I
Actual	$1,000.00	$1,078.40	$3.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.98	$3.86
Class P
Actual	$1,000.00	$1,075.40	$6.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.25	$6.61
Class R2
Actual	$1,000.00	$1,074.20	$7.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.50	$7.35
Class R3
Actual	$1,000.00	$1,075.70	$6.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.10	$6.76
Class R4
Actual	$1,000.00	$1,077.30	$5.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.24	$5.61
Class R5
Actual	$1,000.00	$1,078.30	$4.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.48	$4.36
Class R6
Actual	$1,000.00	$1,079.30	$3.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.12% for Class A, 1.87% for Class B, 1.85% for Class C, 0.87% for Class F, 0.70% for Class F3, 0.77% for Class I, 1.32% for Class P, 1.47% for Class R2, 1.35% for Class R3, 1.12% for Class R4, 0.87% for Class R5 and 0.70% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period for Classes A, B, C, F, I, P, R2, R3, R4, R5 and R6) and multiplied by 26/365 (to reflect the period from April 4, 2017, commencement of operations, to April 30, 2017, for Class F3).

Portfolio Holdings Presented by Sector

April 30, 2017

Sector*	%**
Consumer Discretionary	14.31%
Consumer Staples	8.20%
Energy	6.18%
Financials	23.45%
Health Care	8.25%
Industrials	14.14%
Information Technology	6.49%
Materials	8.23%
Real Estate	2.47%
Telecommunication Services	4.17%
Utilities	3.67%
Repurchase Agreement	0.44%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

International Dividend Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			11/1/16 -
	11/1/16	4/30/17	4/30/17
Class A
Actual	$1,000.00	$1,077.60	$5.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.24	$5.61
Class C
Actual	$1,000.00	$1,072.40	$9.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.52	$9.35
Class F
Actual	$1,000.00	$1,078.30	$4.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.28	$4.56
Class F3
Actual	$1,000.00	$1,015.60	$0.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,003.06	$0.56
Class I
Actual	$1,000.00	$1,078.50	$4.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.78	$4.06
Class R2
Actual	$1,000.00	$1,074.00	$7.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.50	$7.35
Class R3
Actual	$1,000.00	$1,075.50	$7.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.00	$6.85
Class R4
Actual	$1,000.00	$1,076.60	$5.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.51
Class R5
Actual	$1,000.00	$1,078.70	$4.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class R6
Actual	$1,000.00	$1,078.60	$4.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.88	$3.96

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.12% for Class A, 1.87% for Class C, 0.91% for Class F, 0.79% for Class F3, 0.81% for Class I, 1.47% for Class R2, 1.37% for Class R3, 1.12% for Class R4, 0.85% for Class R5 and 0.79% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period for Classes A, C, F, I, R2, R3, R4, R5 and R6) and multiplied by 26/365 (to reflect the period from April 4, 2017, commencement of operations, to April 30, 2017, for Class F3).

Portfolio Holdings Presented by Sector

April 30, 2017

Sector*	%**
Consumer Discretionary	8.93%
Consumer Staples	7.15%
Energy	8.24%
Financials	34.18%
Health Care	6.48%
Industrials	8.82%
Information Technology	6.78%
Materials	5.18%
Real Estate	2.63%
Telecommunication Services	5.30%
Utilities	4.78%
Repurchase Agreement	1.53%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

International Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			11/1/16 -
	11/1/16	4/30/17	4/30/17
Class A
Actual	$1,000.00	$1,129.60	$6.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.45	$6.41
Class B
Actual	$1,000.00	$1,125.40	$10.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.68	$10.19
Class C
Actual	$1,000.00	$1,125.70	$10.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.73	$10.14
Class F
Actual	$1,000.00	$1,130.60	$5.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.19	$5.66
Class F3
Actual	$1,000.00	$1,047.90	$0.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,002.90	$0.66
Class I
Actual	$1,000.00	$1,131.20	$5.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.69	$5.16
Class P
Actual	$1,000.00	$1,128.10	$7.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.41	$7.45
Class R2
Actual	$1,000.00	$1,128.10	$8.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.76	$8.10
Class R3
Actual	$1,000.00	$1,128.00	$8.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.26	$7.60
Class R4
Actual	$1,000.00	$1,130.10	$6.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.45	$6.41
Class R5
Actual	$1,000.00	$1,131.30	$5.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.69	$5.16
Class R6
Actual	$1,000.00	$1,132.00	$4.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.28	$4.56

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.28% for Class A, 2.04% for Class B, 2.03% for Class C, 1.13% for Class F, 0.93% for Class F3, 1.03% for Class I, 1.49% for Class P, 1.62% for Class R2, 1.52% for Class R3, 1.28% for Class R4, 1.03% for Class R5 and 0.91% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period for Classes A, B, C, F, I, P, R2, R3, R4, R5, and R6) and multiplied by 26/365 (to reflect the period from April 4, 2017, commencement of operations, to April 30, 2017, for Class F3).

Portfolio Holdings Presented by Sector

April 30, 2017

Sector*	%**
Purchased Option	0.25%
Consumer Discretionary	16.96%
Consumer Staples	5.44%
Energy	4.43%
Financials	16.42%
Health Care	4.31%
Industrials	21.44%
Information Technology	11.76%
Materials	7.16%
Real Estate	6.24%
Telecommunication Services	1.38%
Utilities	3.04%
Repurchase Agreement	1.17%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Value Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			11/1/16 -
	11/1/16	4/30/17	4/30/17
Class A
Actual	$1,000.00	$1,095.30	$5.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.14	$5.71
Class B
Actual	$1,000.00	$1,090.80	$9.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.42	$9.44
Class C
Actual	$1,000.00	$1,090.80	$9.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.47	$9.39
Class F
Actual	$1,000.00	$1,095.80	$5.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.89	$4.96
Class F3
Actual	$1,000.00	$1,005.40	$0.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,003.06	$0.56
Class I
Actual	$1,000.00	$1,096.60	$4.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.38	$4.46
Class P
Actual	$1,000.00	$1,093.80	$6.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.15	$6.71
Class R2
Actual	$1,000.00	$1,093.20	$7.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.41	$7.45
Class R3
Actual	$1,000.00	$1,094.20	$7.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$6.90
Class R4
Actual	$1,000.00	$1,095.10	$5.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.19	$5.66
Class R5
Actual	$1,000.00	$1,096.60	$4.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.38	$4.46
Class R6
Actual	$1,000.00	$1,097.10	$4.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.93	$3.91

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.14% for Class A, 1.89% for Class B, 1.88% for Class C, 0.99% for Class F, 0.78% for Class F3, 0.89% for Class I, 1.34% for Class P, 1.49% for Class R2, 1.38% for Class R3, 1.13% for Class R4, 0.89% for Class R5 and 0.78% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period for Classes A, B, C, F, I, P, R2, R3, R4, R5 and R6) and multiplied by 26/365 (to reflect the period from April 4, 2017, commencement of operations, to April 30, 2017, for Class F3).

Portfolio Holdings Presented by Sector

April 30, 2017

Sector*	%**
Consumer Discretionary	11.07%
Consumer Staples	1.95%
Energy	5.12%
Financials	20.62%
Health Care	8.36%
Industrials	15.05%
Information Technology	15.66%
Materials	8.70%
Real Estate	4.24%
Telecommunication Services	1.73%
Utilities	5.23%
Repurchase Agreement	2.27%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

ALPHA STRATEGY FUND April 30, 2017

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 100.14%
Lord Abbett Developing Growth Fund, Inc. – Class I*(b)	10,035,765	$224,600
Lord Abbett Securities Trust – International Opportunities Fund – Class I(c)	12,212,024	226,533
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I*(c)	6,849,566	112,059
Lord Abbett Securities Trust – Micro-Cap Value Fund – Class I*(c)	3,213,899	111,362
Lord Abbett Research Fund, Inc. – Small-Cap Value Fund – Class I*(c)	8,692,879	223,320
Investments	Shares	Fair Value (000)
Lord Abbett Securities Trust – Value Opportunities Fund – Class I(c)	10,928,596	$222,069
Total Investments in Underlying Funds (cost $1,058,691,134)		1,119,943
Liabilities in Excess of Other Assets (0.14)%		(1,573)
Net Assets 100.00%		$1,118,370

*	Non-income producing security.
(a)	Affiliated issuers (See Note 13).
(b)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(c)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,119,943	$–	$–	$1,119,943
Total	$1,119,943	$–	$–	$1,119,943

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of Underlying Funds.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2017.

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)

FUNDAMENTAL EQUITY FUND April 30, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.57%

Aerospace & Defense 2.17%
General Dynamics Corp.	310,245	$60,122

Airlines 0.51%
Delta Air Lines, Inc.	313,848	14,261

Banks 15.86%
Bank of America Corp.	2,158,010	50,368
Citigroup, Inc.	717,357	42,410
Citizens Financial Group, Inc.	1,087,774	39,932
Comerica, Inc.	441,322	31,201
East West Bancorp, Inc.	699,636	37,969
JPMorgan Chase & Co.	1,488,343	129,486
Signature Bank*	139,951	19,376
Webster Financial Corp.	417,804	21,229
Wells Fargo & Co.	1,265,651	68,143
Total		440,114

Beverages 1.89%
Coca-Cola Co. (The)	353,230	15,242
PepsiCo, Inc.	327,800	37,133
Total		52,375

Biotechnology 0.45%
Amgen, Inc.	76,697	12,526

Building Products 0.41%
Johnson Controls International plc	275,419	11,449

Capital Markets 3.35%
Charles Schwab Corp. (The)	529,553	20,573
Goldman Sachs Group, Inc. (The)	142,216	31,828
Invesco Ltd.	1,231,193	40,556
Total		92,957

Chemicals 1.93%
Dow Chemical Co. (The)	853,132	53,577
Investments	Shares	Fair Value (000)
Communications Equipment 1.98%
Cisco Systems, Inc.	1,608,748	$54,810

Consumer Finance 0.80%
Discover Financial Services	353,613	22,133

Containers & Packaging 0.79%
Packaging Corp. of America	221,846	21,914

Diversified Telecommunication Services 2.71%
AT&T, Inc.	1,698,182	67,299
Verizon Communications, Inc.	171,752	7,885
Total		75,184

Electric: Utilities 3.56%
Duke Energy Corp.	505,622	41,714
NextEra Energy, Inc.	427,951	57,157
Total		98,871

Electrical Equipment 0.90%
AMETEK, Inc.	434,857	24,874

Electronic Equipment, Instruments & Components 0.21%
Corning, Inc.	201,981	5,827

Energy Equipment & Services 1.51%
Halliburton Co.	915,491	42,003

Equity Real Estate Investment Trusts 1.96%
Boston Properties, Inc.	221,817	28,082
Vornado Realty Trust	273,600	26,331
Total		54,413

Food & Staples Retailing 0.99%
CVS Health Corp.	146,093	12,044
Wal-Mart Stores, Inc.	204,982	15,410
Total		27,454

Food Products 2.18%
Kraft Heinz Co. (The)	181,878	16,440
Mondelez International, Inc. Class A	977,553	44,019
Total		60,459

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY FUND April 30, 2017

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 1.93%
Abbott Laboratories	1,224,100	$53,420

Health Care Providers & Services 3.07%
Aetna, Inc.	296,601	40,062
UnitedHealth Group, Inc.	257,507	45,033
Total		85,095

Hotels, Restaurants & Leisure 2.38%
Carnival Corp.	654,965	40,457
Yum! Brands, Inc.	390,723	25,690
Total		66,147

Household Durables 1.01%
Lennar Corp. Class A	556,608	28,109

Household Products 1.77%
Clorox Co. (The)	102,725	13,733
Colgate-Palmolive Co.	263,597	18,990
Procter & Gamble Co. (The)	186,501	16,287
Total		49,010

Industrial Conglomerates 2.37%
General Electric Co.	1,190,615	34,516
Honeywell International, Inc.	238,923	31,332
Total		65,848

Information Technology Services 1.06%
Fidelity National Information Services, Inc.	350,545	29,512

Insurance 4.25%
Allstate Corp. (The)	539,800	43,880
American International Group, Inc.	162,665	9,908
Chubb Ltd. (Switzerland)(a)	304,021	41,727
Hartford Financial Services Group, Inc. (The)	465,266	22,500
Total		118,015

Internet Software & Services 0.73%
Akamai Technologies, Inc.*	138,844	8,461
Alphabet, Inc. Class A*	12,682	11,725
Total		20,186
Investments	Shares	Fair Value (000)
Life Sciences Tools & Services 1.52%
Thermo Fisher Scientific, Inc.	255,402	$42,226

Machinery 3.76%
Caterpillar, Inc.	157,047	16,060
Dover Corp.	423,119	33,376
ITT, Inc.	673,636	28,380
PACCAR, Inc.	396,706	26,472
Total		104,288

Media 2.58%
Comcast Corp. Class A	994,498	38,974
Walt Disney Co. (The)	282,491	32,656
Total		71,630

Metals & Mining 0.69%
Reliance Steel & Aluminum Co.	244,329	19,258

Multi-Line Retail 0.29%
Target Corp.	145,620	8,133

Multi-Utilities 1.37%
Sempra Energy	336,432	38,024

Oil, Gas & Consumable Fuels 8.53%
Anadarko Petroleum Corp.	300,669	17,144
Chevron Corp.	557,730	59,510
Devon Energy Corp.	697,393	27,540
EOG Resources, Inc.	405,736	37,531
Exxon Mobil Corp.	852,876	69,637
Hess Corp.	236,462	11,546
Range Resources Corp.	524,204	13,886
Total		236,794

Pharmaceuticals 6.34%
Johnson & Johnson	641,403	79,194
Merck & Co., Inc.	541,379	33,744
Pfizer, Inc.	1,853,400	62,867
Total		175,805

Road & Rail 0.81%
CSX Corp.	441,790	22,461

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(concluded)

FUNDAMENTAL EQUITY FUND April 30, 2017

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 3.16%
Applied Materials, Inc.	240,400	$9,763
Broadcom Ltd.	109,985	24,286
Intel Corp.	796,878	28,807
Microchip Technology, Inc.	329,853	24,930
Total		87,786

Software 3.46%
Microsoft Corp.	579,700	39,686
Oracle Corp.	1,251,300	56,259
Total		95,945

Specialty Retail 0.31%
Burlington Stores, Inc.*	86,203	8,527

Technology Hardware, Storage & Peripherals 1.77%
Apple, Inc.	341,612	49,073

Tobacco 0.25%
Altria Group, Inc.	97,674	7,011
Total Common Stocks (cost $2,260,991,996)		2,707,626
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.93%

Repurchase Agreement
Repurchase Agreement dated 4/28/2017, 0.09% due 5/1/2017 with Fixed Income Clearing Corp. collateralized by $56,200,000 of U.S. Treasury Bond at 2.75% due 11/15/2042; value: $54,810,343; proceeds: $53,734,528 (cost $53,734,125)	$53,734	$53,734
Total Investments in Securities 99.50% (cost $2,314,726,121)		2,761,360
Other Assets in Excess of Liabilities 0.50%		13,752
Net Assets 100.00%		$2,775,112

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,707,626	$–	$–	$2,707,626
Repurchase Agreement	–	53,734	–	53,734
Total	$2,707,626	$53,734	$–	$2,761,360

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2017.

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)

GLOBAL CORE EQUITY FUND April 30, 2017

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 98.48%

Australia 1.49%

Equity Real Estate Investment Trusts 0.40%
Mirvac Group	8,349	$14

Metals & Mining 0.77%
BHP Billiton plc	1,151	18
South32 Ltd.	4,435	9
		27

Multi-Line Retail 0.32%
Myer Holdings Ltd.	13,032	11
Total Australia		52

Austria 1.06%

Banks
Erste Group Bank AG	1,029	37

Belgium 0.75%

Beverages
Anheuser-Busch InBev SA	232	26

Canada 1.09%

Auto Components 0.49%
Linamar Corp.	400	17

Oil, Gas & Consumable Fuels 0.60%
Seven Generations Energy Ltd. Class A*	1,200	21
Total Canada		38

China 0.92%

Internet Software & Services 0.52%
Alibaba Group Holding Ltd. ADR *	154	18

Oil, Gas & Consumable Fuels 0.40%
China Petroleum & Chemical Corp. H Shares	18,000	14
Total China		32
Investments	Shares	U.S. $ Fair Value (000)
Denmark 0.71%

Banks
Danske Bank A/S	680	$25

France 5.02%

Automobiles 0.75%
Renault SA	284	26

Banks 1.46%
BNP Paribas SA	405	29
Societe Generale SA	406	22
		51

Construction & Engineering 1.75%
Eiffage SA	150	13
Vinci SA	565	48
		61

Electrical Equipment 0.49%
Legrand SA	267	17

Textiles, Apparel & Luxury Goods 0.57%
LVMH Moet Hennessy Louis Vuitton SE	80	20
Total France		175

Germany 3.21%

Auto Components 1.03%
Hella KGaA Hueck & Co.	716	36

Hotels, Restaurants & Leisure 0.44%
TUI AG	1,060	15

Industrial Conglomerates 0.77%
Siemens AG Registered Shares	189	27

Insurance 0.97%
Allianz SE Registered Shares	176	34
Total Germany		112

India 0.46%

Banks
ICICI Bank Ltd. ADR	1,853	16

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

GLOBAL CORE EQUITY FUND April 30, 2017

Investments	Shares	U.S. $ Fair Value (000)
Ireland 1.17%

Banks 0.69%
Bank of Ireland*	97,395	$24

Building Products 0.49%
Allegion plc	210	17
Total Ireland		41

Italy 1.58%

Banks 1.06%
UniCredit SpA*	2,282	37

Diversified Telecommunication Services 0.52%
Telecom Italia SpA*	20,438	18
Total Italy		55

Japan 8.77%

Banks 1.18%
Mitsubishi UFJ Financial Group, Inc.	6,500	41

Chemicals 0.97%
Mitsubishi Chemical Holdings Corp.	4,300	34

Insurance 1.06%
T&D Holdings, Inc.	2,500	37

Machinery 2.27%
Komatsu Ltd.	1,400	37
Makino Milling Machine Co., Ltd.	3,000	27
NTN Corp.	3,000	15
		79

Semiconductors & Semiconductor Equipment 0.80%
Rohm Co., Ltd.	400	28

Software 0.72%
Nintendo Co., Ltd.	100	25

Trading Companies & Distributors 0.68%
Mitsubishi Corp.	1,100	24
Investments	Shares	U.S. $ Fair Value (000)
Wireless Telecommunication Services 1.09%
SoftBank Group Corp.	500	$38
Total Japan		306

Netherlands 1.40%

Food & Staples Retailing 0.45%
Koninklijke Ahold Delhaize NV	754	16

Oil, Gas & Consumable Fuels 0.95%
Royal Dutch Shell plc B Shares	1,242	33
Total Netherlands		49

Portugal 0.52%

Oil, Gas & Consumable Fuels
Galp Energia SGPS SA	1,153	18

Singapore 1.12%

Food Products
Wilmar International Ltd.	15,300	39

South Korea 2.01%

Diversified Telecommunication Services 0.49%
KT Corp. ADR	1,046	17

Technology Hardware, Storage & Peripherals 1.52%
Samsung Electronics Co., Ltd.	27	53
Total South Korea		70

Spain 1.92%

Banks 0.43%
Banco Bilbao Vizcaya Argentaria SA	1,921	15

Electric: Utilities 0.86%
Iberdrola SA	4,168	30

Oil, Gas & Consumable Fuels 0.63%
Repsol SA	1,389	22
Total Spain		67

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL CORE EQUITY FUND April 30, 2017

Investments	Shares	U.S. $ Fair Value (000)
Sweden 0.92%

Metals & Mining
Boliden AB	1,127	$32

Switzerland 2.17%

Insurance 0.52%
Swiss Life Holding AG Registered Shares*	56	18

Pharmaceuticals 1.65%
Roche Holding AG	220	58
Total Switzerland		76

Taiwan 1.32%

Electronic Equipment, Instruments & Components
Hon Hai Precision Industry Co., Ltd.	14,000	46

United Kingdom 7.54%

Auto Components 0.89%
GKN plc	6,608	31

Banks 0.54%
Royal Bank of Scotland Group plc*	5,570	19

Beverages 0.40%
Coca-Cola European Partners plc	370	14

Capital Markets 1.23%
London Stock Exchange Group plc	980	43

Hotels, Restaurants & Leisure 0.75%
Compass Group plc	1,270	26

Insurance 0.97%
XL Group Ltd.	805	34

Metals & Mining 0.95%
Rio Tinto Ltd.	732	33
Investments	Shares	U.S. $ Fair Value (000)
Road & Rail 0.49%
Firstgroup plc*	9,615	$17

Tobacco 1.32%
British American Tobacco plc	690	46
Total United Kingdom		263

United States 53.33%

Airlines 0.54%
Alaska Air Group, Inc.	220	19

Auto Components 0.80%
Cooper-Standard Holdings, Inc.*	126	14
Tenneco, Inc.	220	14
		28

Banks 7.40%
Bank of America Corp.	1,572	37
Citigroup, Inc.	683	40
Citizens Financial Group, Inc.	505	18
Comerica, Inc.	432	30
East West Bancorp, Inc.	307	17
Fifth Third Bancorp	967	24
JPMorgan Chase & Co.	670	58
KeyCorp	1,851	34
		258

Beverages 1.64%
Coca-Cola Co. (The)	1,325	57

Biotechnology 0.97%
AbbVie, Inc.	283	19
Shire plc	259	15
		34

Building Products 1.32%
A.O. Smith Corp.	305	16
Owens Corning	215	13
Ply Gem Holdings, Inc.*	854	17
		46

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

GLOBAL CORE EQUITY FUND April 30, 2017

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Capital Markets 0.66%
E*TRADE Financial Corp.*	680	$23

Chemicals 1.49%
Dow Chemical Co. (The)	822	52

Containers & Packaging 2.35%
Owens-Illinois, Inc.*	2,409	53
Packaging Corp. of America	294	29
		82

Diversified Financial Services 1.01%
Leucadia National Corp.	1,387	35

Diversified Telecommunication Services 0.43%
AT&T, Inc.	373	15

Electric: Utilities 0.32%
Great Plains Energy, Inc.	357	11

Electronic Equipment, Instruments & Components 1.40%
Plexus Corp.*	392	20
Sanmina Corp.*	414	15
SYNNEX Corp.	126	14
		49

Energy Equipment & Services 1.89%
Baker Hughes, Inc.	235	14
Halliburton Co.	640	29
Schlumberger Ltd.	312	23
		66

Food & Staples Retailing 2.12%
Kroger Co. (The)	957	29
Walgreens Boots Alliance, Inc.	523	45
		74

Food Products 1.72%
Mondelez International, Inc. Class A	1,335	60
Investments	Shares	U.S. $ Fair Value (000)
Health Care Equipment & Supplies 1.58%
Boston Scientific Corp.*	1,090	$29
Intuitive Surgical, Inc.*	31	26
		55

Health Care Providers & Services 2.10%
Aetna, Inc.	120	16
UnitedHealth Group, Inc.	326	57
		73

Information Technology Services 3.99%
First Data Corp. Class A*	1,861	29
Global Payments, Inc.	387	32
PayPal Holdings, Inc.*	745	36
Visa, Inc. Class A	464	42
		139

Internet & Direct Marketing Retail 1.12%
Amazon.com, Inc.*	42	39

Internet Software & Services 2.12%
Alphabet, Inc. Class A*	65	60
Facebook, Inc. Class A*	96	14
		74

Life Sciences Tools & Services 1.00%
Agilent Technologies, Inc.	630	35

Machinery 1.63%
Dover Corp.	287	23
Parker-Hannifin Corp.	213	34
		57

Media 0.97%
Comcast Corp. Class A	876	34

Multi-Utilities 0.40%
Sempra Energy	128	14

Oil, Gas & Consumable Fuels 0.60%
Chevron Corp.	72	8
Hess Corp.	280	13
		21

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL CORE EQUITY FUND April 30, 2017

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Personal Products 0.54%
Edgewell Personal Care Co.*	270	$19

Pharmaceuticals 1.18%
Merck & Co., Inc.	664	41

Real Estate Management & Development 0.52%
CBRE Group, Inc. Class A*	500	18

Semiconductors & Semiconductor Equipment 4.27%
Applied Materials, Inc.	710	29
Intel Corp.	1,465	53
Lam Research Corp.	226	33
Micron Technology, Inc.*	1,248	34
		149

Software 0.40%
Microsoft Corp.	201	14

Specialty Retail 0.92%
Home Depot, Inc. (The)	203	32
Investments	Shares	U.S. $ Fair Value (000)
Technology Hardware, Storage & Peripheral 1.73%
Apple, Inc.	420	$60

Tobacco 1.43%
Altria Group, Inc.	692	50

Trading Companies & Distributors 0.77%
United Rentals, Inc. *	243	27
Total United States		1,860
Total Investments in Common Stock 98.48% (cost $3,244,940)		3,435
Foreign Cash, Cash and Other Assets in Excess of Liabilities(a) 1.52%		53
Net Assets 100.00%		$3,488

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign Cash, Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/ depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at April 30, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Brazilian real	Buy	Goldman Sachs	5/23/2017	49,000	$14,840	$15,360	$520
Japanese yen	Buy	Goldman Sachs	5/23/2017	4,550,000	40,315	40,848	533
South African rand	Buy	Bank of America	5/23/2017	122,000	8,769	9,098	329
South Korean won	Buy	Goldman Sachs	6/1/2017	7,750,000	6,609	6,814	205
South Korean won	Sell	Goldman Sachs	6/1/2017	7,750,000	6,828	6,814	14
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,601

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(concluded)

GLOBAL CORE EQUITY FUND April 30, 2017

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Buy	Goldman Sachs	5/23/2017	23,300	$17,809	$17,074	$(735)
Canadian dollar	Buy	Goldman Sachs	5/23/2017	35,000	26,190	25,648	(542)
Canadian dollar	Buy	Goldman Sachs	5/23/2017	20,000	15,082	14,656	(426)
Japanese yen	Buy	Bank of America	5/23/2017	730,000	6,600	6,554	(46)
Japanese yen	Buy	Goldman Sachs	5/23/2017	555,000	5,000	4,983	(17)
Japanese yen	Buy	Goldman Sachs	5/23/2017	900,000	8,308	8,080	(228)
British pound	Sell	Bank of America	9/5/2017	21,000	27,271	27,299	(28)
euro	Sell	Goldman Sachs	6/19/2017	16,000	16,985	17,470	(485)
euro	Sell	Goldman Sachs	6/19/2017	16,000	17,071	17,470	(399)
euro	Sell	Goldman Sachs	6/19/2017	8,000	8,509	8,735	(226)
euro	Sell	Goldman Sachs	6/19/2017	20,000	21,360	21,837	(477)
euro	Sell	Goldman Sachs	6/19/2017	6,000	6,496	6,551	(55)
euro	Sell	Goldman Sachs	6/19/2017	23,000	24,959	25,113	(154)
Japanese yen	Sell	Goldman Sachs	5/23/2017	10,270,000	89,722	92,200	(2,478)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(6,296)

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$3,435	$–	$–	$3,435
Total	$3,435	$–	$–	$3,435
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$2	$–	$2
Liabilities	–	(6)	–	(6)
Total	$–	$(4)	$–	$(4)

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2017.

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)

GROWTH LEADERS FUND April 30, 2017

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 99.60%

Aerospace & Defense 1.24%
General Dynamics Corp.	141,684	$27,457

Air Freight & Logistics 0.82%
FedEx Corp.	95,320	18,082

Auto Components 1.03%
Delphi Automotive plc (United Kingdom)(a)	284,492	22,873

Automobiles 2.52%
Tesla, Inc.*	177,937	55,885

Banks 6.32%
Citizens Financial Group, Inc.	624,786	22,936
Comerica, Inc.	312,256	22,076
Fifth Third Bancorp	330,603	8,077
First Republic Bank	274,409	25,372
M&T Bank Corp.	129,947	20,195
SVB Financial Group*	235,378	41,412
Total		140,068

Beverages 0.96%
Constellation Brands, Inc.
Class A	123,948	21,386

Biotechnology 6.06%
Celgene Corp.*	218,978	27,164
Clovis Oncology, Inc.*	156,121	9,038
Exact Sciences Corp.*	516,383	15,497
Exelixis, Inc.*	499,048	11,179
Incyte Corp.*	127,156	15,803
TESARO, Inc.*	106,574	15,729
Vertex Pharmaceuticals, Inc.*	336,874	39,852
Total		134,262

Building Products 0.89%
A.O. Smith Corp.	365,918	19,716
		Fair
		Value
Investments	Shares	(000)
Capital Markets 1.93%
Charles Schwab Corp. (The)	536,393	$20,839
MarketAxess Holdings, Inc.	113,716	21,892
Total		42,731

Chemicals 0.50%
Sherwin-Williams Co. (The)	33,323	11,153

Communications Equipment 1.29%
Arista Networks, Inc.*	204,458	28,551

Construction Materials 0.99%
Eagle Materials, Inc.	112,239	10,771
Martin Marietta Materials, Inc.	51,027	11,236
Total		22,007

Electrical Equipment 2.08%
Rockwell Automation, Inc.	292,954	46,096

Electronic Equipment, Instruments & Components 3.65%
Cognex Corp.	398,735	34,028
IPG Photonics Corp.*	179,704	22,700
Trimble, Inc.*	680,419	24,107
Total		80,835

Health Care Equipment & Supplies 3.93%
DexCom, Inc.*	72,347	5,640
IDEXX Laboratories, Inc.*	74,960	12,573
Intuitive Surgical, Inc.*	28,110	23,496
Nevro Corp.*	233,262	21,978
Penumbra, Inc.*	273,079	23,335
Total		87,022

Health Care Providers & Services 1.57%
UnitedHealth Group, Inc.	198,597	34,731

Health Care Technology 0.79%
Veeva Systems, Inc. Class A*	327,387	17,554

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

GROWTH LEADERS FUND April 30, 2017

		Fair
		Value
Investments	Shares	(000)
Hotels, Restaurants & Leisure 5.58%
Dave & Buster’s Entertainment, Inc.*	449,005	$28,741
Marriott International, Inc. Class A	242,745	22,920
Royal Caribbean Cruises Ltd.	169,156	18,032
Starbucks Corp.	179,716	10,794
Wynn Resorts Ltd.	93,295	11,476
Yum China Holdings, Inc.*	932,453	31,815
Total		123,778

Household Durables 0.95%
iRobot Corp.*	263,875	21,041

Information Technology Services 4.75%
Mastercard, Inc. Class A	199,330	23,186
PayPal Holdings, Inc.*	744,883	35,546
Visa, Inc. Class A	511,251	46,636
Total		105,368

Internet & Direct Marketing Retail 9.76%
Amazon.com, Inc.*	116,098	107,389
JD.com, Inc. ADR*	395,377	13,866
Netflix, Inc.*	394,565	60,053
Priceline Group, Inc. (The)*	18,994	35,079
Total		216,387

Internet Software & Services 14.90%
2U, Inc.*	393,278	17,855
Alibaba Group Holding Ltd. ADR*	113,428	13,101
Alphabet, Inc. Class A*	102,231	94,515
Facebook, Inc. Class A*	836,499	125,684
MercadoLibre, Inc. (Argentina)(a)	77,198	17,671
Shopify, Inc. Class A (Canada)*(a)	388,509	29,507
Wix.com Ltd. (Israel)*(a)	386,803	31,892
Total		330,225
		Fair
		Value
Investments	Shares	(000)
Leisure Products 0.47%
Brunswick Corp.	182,200	$10,340

Life Sciences Tools & Services 2.34%
Agilent Technologies, Inc.	517,124	28,468
Illumina, Inc.*	65,520	12,112
Mettler-Toledo International, Inc.*	21,906	11,247
Total		51,827

Machinery 0.98%
Nordson Corp.	173,463	21,718

Media 3.28%
Comcast Corp. Class A	857,994	33,625
Live Nation Entertainment, Inc.*	692,129	22,259
Sirius XM Holdings, Inc.	3,377,459	16,718
Total		72,602

Oil, Gas & Consumable Fuels 0.48%
Diamondback Energy, Inc.*	105,472	10,530

Professional Services 1.63%
WageWorks, Inc.*	490,783	36,220

Semiconductors & Semiconductor Equipment 5.44%
Analog Devices, Inc.	232,325	17,703
Applied Materials, Inc.	753,260	30,590
Broadcom Ltd.	114,371	25,254
Lam Research Corp.	167,506	24,263
Micron Technology, Inc.*	823,693	22,792
Total		120,602

Software 6.73%
Activision Blizzard, Inc.	325,583	17,011
Adobe Systems, Inc.*	231,373	30,944
Microsoft Corp.	1,479,855	101,311
Total		149,266

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

GROWTH LEADERS FUND April 30, 2017

		Fair
		Value
Investments	Shares	(000)
Specialty Retail 1.00%
Ulta Salon, Cosmetics & Fragrance, Inc.*	78,599	$22,121

Technology Hardware, Storage & Peripherals 4.74%
Apple, Inc.	730,676	104,962
Total Common Stocks (cost $1,947,904,822)		2,207,396
	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.43%

Repurchase Agreement
Repurchase Agreement dated 4/28/2017, 0.09% due 5/1/2017 with Fixed Income Clearing Corp. collateralized by $9,620,000 of U.S. Treasury Note at 2.00% due 12/31/2021; value: $9,768,369; proceeds: $9,574,959 (cost $9,574,887)	$9,575	$9,575
Total Investments in Securities 100.03% (cost $1,957,479,709)		2,216,971
Liabilities in Excess of Other Assets (0.03)%		(699)
Net Assets 100.00%		$2,216,272

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$2,207,396	$–	$–	$2,207,396
Repurchase Agreement	–	9,575	–	9,575
Total	$2,207,396	$9,575	$–	$2,216,971

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2017

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)

INTERNATIONAL CORE EQUITY FUND April 30, 2017

		U.S. $
		Fair Value
Investments	Shares	(000)
COMMON STOCKS 98.77%

Australia 2.71%

Equity Real Estate Investment Trusts 1.56%
Mirvac Group	5,878,973	$9,993

Metals & Mining 1.15%
BlueScope Steel Ltd.	327,678	2,871
South32 Ltd.	2,168,160	4,513
		7,384
Total Australia		17,377

Austria 1.13%

Banks
Erste Group Bank AG	202,331	7,233

Belgium 2.42%

Beverages 1.43%
Anheuser-Busch InBev SA	81,760	9,209

Insurance 0.99%
Ageas	154,714	6,337
Total Belgium		15,546

Brazil 2.85%

Electric: Utilities 0.37%
EDP-Energias do Brasil SA	560,100	2,368

Food Products 0.79%
Minerva SA	1,594,800	5,075

Health Care Providers & Services 0.59%
Qualicorp SA	531,600	3,785

Household Durables 1.10%
MRV Engenharia e Participacoes SA	1,403,500	7,048
Total Brazil		18,276

Canada 1.42%

Independent Power and Renewable Electricity Producer 0.33%
TransAlta Corp.	414,200	2,121
		U.S. $
		Fair Value
Investments	Shares	(000)
Oil, Gas & Consumable Fuels 1.09%
Seven Generations Energy Ltd. Class A*	396,900	$7,028
Total Canada		9,149

China 1.30%

Construction & Engineering 0.46%
China Railway Group Ltd. H Shares	3,472,000	2,946

Oil, Gas & Consumable Fuels 0.84%
China Petroleum & Chemical Corp. H Shares	6,654,000	5,389
Total China		8,335

Denmark 0.89%

Banks
Danske Bank A/S	158,165	5,745

Finland 0.35%

Paper & Forest Products
UPM-Kymmene OYJ	84,825	2,239

France 14.95%

Auto Components 1.45%
Valeo SA	129,345	9,299

Automobiles 0.81%
Renault SA	55,741	5,198

Banks 3.59%
BNP Paribas SA	178,738	12,613
Societe Generale SA	190,552	10,422
		23,035

Construction & Engineering 1.89%
Vinci SA	142,593	12,131

Diversified Telecommunication Services 0.96%
Orange SA	399,509	6,180

Food Products 0.55%
Danone SA	50,601	3,538

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2017

		U.S. $
		Fair Value
Investments	Shares	(000)
France (continued)

Information Technology Services 0.96%
Atos SE	46,886	$6,144

Machinery 0.49%
Alstom SA*	100,210	3,182

Oil, Gas & Consumable Fuels 1.65%
Total SA	206,013	10,585

Pharmaceuticals 0.68%
Sanofi	46,516	4,388

Textiles, Apparel & Luxury Goods 1.92%
LVMH Moet Hennessy Louis Vuitton SE	49,888	12,309
Total France		95,989

Germany 6.30%

Hotels, Restaurants & Leisure 0.89%
TUI AG	392,227	5,705

Industrial Conglomerates 2.14%
Siemens AG Registered Shares	95,904	13,748

Insurance 2.24%
Allianz SE Registered Shares	75,645	14,403

Life Sciences Tools & Services 0.64%
MorphoSys AG*	67,462	4,095

Software 0.39%
SAP SE	25,033	2,511
Total Germany		40,462

Hong Kong 1.45%

Industrial Conglomerates 0.56%
Jardine Strategic Holdings Ltd.	84,600	3,576

Real Estate Management & Development 0.89%
Hysan Development Co., Ltd.	1,220,000	5,756
Total Hong Kong		9,332
		U.S. $
		Fair Value
Investments	Shares	(000)
India 0.55%

Banks
ICICI Bank Ltd. ADR	409,223	$3,507

Ireland 1.15%

Banks
Bank of Ireland*	29,364,514	7,389

Italy 4.04%

Banks 1.37%
UniCredit SpA*	539,470	8,779

Diversified Telecommunication Services 1.42%
Telecom Italia SpA*	10,299,338	9,144

Electric: Utilities 1.25%
Enel SpA	1,690,148	8,034
Total Italy		25,957

Japan 22.02%

Airlines 0.73%
Japan Airlines Co., Ltd.	147,200	4,648

Automobiles 4.19%
Honda Motor Co., Ltd.	342,900	9,942
Mazda Motor Corp.	349,200	5,119
Subaru Corp.	226,700	8,566
Toyota Motor Corp.	60,300	3,264
		26,891

Banks 1.81%
Mitsubishi UFJ Financial Group, Inc.	1,828,500	11,633

Chemicals 3.77%
Asahi Kasei Corp.	521,486	4,971
Mitsubishi Chemical Holdings Corp.	1,171,800	9,169
Mitsubishi Gas Chemical Co., Inc.	364,800	7,795
Teijin Ltd.	117,200	2,270
		24,205

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2017

		U.S. $
		Fair Value
Investments	Shares	(000)
Japan (continued)

Construction & Engineering 1.12%
Obayashi Corp.	242,800	$2,355
Shimizu Corp.	226,000	2,167
Taisei Corp.	350,000	2,669
		7,191

Diversified Financial Services 0.93%
ORIX Corp.	390,300	5,956

Household Durables 0.44%
Sony Corp.	84,400	2,846

Insurance 2.19%
T&D Holdings, Inc.	585,200	8,680
Tokio Marine Holdings, Inc.	126,800	5,337
		14,017

Machinery 2.01%
Makino Milling Machine Co., Ltd.	653,000	5,811
NTN Corp.	1,394,000	7,090
		12,901

Marine 1.04%
Mitsui OSK Lines Ltd.	922,000	2,820
Nippon Yusen KK*	1,920,000	3,858
		6,678

Metals & Mining 0.59%
JFE Holdings, Inc.	168,800	2,878
Nippon Steel & Sumitomo Metal Corp.	41,000	923
		3,801

Software 0.60%
Nintendo Co., Ltd.	15,300	3,849

Trading Companies & Distributors 0.85%
Mitsubishi Corp.	253,600	5,468

Wireless Telecommunication Services 1.75%
SoftBank Group Corp.	148,400	11,238
Total Japan		141,322
		U.S. $
		Fair Value
Investments	Shares	(000)
Macau 0.65%

Hotels, Restaurants & Leisure
Wynn Macau Ltd.*	1,900,800	$4,179

Netherlands 5.73%

Air Freight & Logistics 0.59%
PostNL NV	766,734	3,797

Banks 1.86%
ING Groep NV	732,879	11,931

Food & Staples Retailing 0.62%
Koninklijke Ahold Delhaize NV	191,090	3,959

Industrial Conglomerates 0.67%
Koninklijke Philips NV	123,481	4,280

Insurance 0.67%
NN Group NV	130,185	4,317

Oil, Gas & Consumable Fuels 1.32%
Royal Dutch Shell plc B Shares	319,206	8,486
Total Netherlands		36,770

New Zealand 0.65%

Health Care Providers & Services
Metlifecare Ltd.	1,046,302	4,174

Portugal 0.22%

Electric: Utilities
EDP - Energias de Portugal SA	434,226	1,433

Singapore 1.33%

Food Products
Wilmar International Ltd.	3,358,600	8,534

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2017

		U.S. $
		Fair Value
Investments	Shares	(000)
South Korea 2.34%

Food & Staples Retailing 0.70%
E-MART, Inc.	22,270	$4,501

Technology Hardware, Storage & Peripherals 1.64%
Samsung Electronics Co., Ltd.	5,360	10,509
Total South Korea		15,010

Spain 4.36%

Banks 1.19%
Banco Bilbao Vizcaya Argentaria SA	951,666	7,618

Construction & Engineering 0.74%
Sacyr SA*	1,896,492	4,752

Electric: Utilities 1.47%
Iberdrola SA	1,307,536	9,403

Oil, Gas & Consumable Fuels 0.96%
Repsol SA	390,940	6,190
Total Spain		27,963

Sweden 1.19%

Machinery 0.73%
Volvo AB B Shares	287,293	4,700

Metals & Mining 0.46%
Boliden AB	102,394	2,927
Total Sweden		7,627

Switzerland 4.47%

Insurance 1.16%
Swiss Life Holding AG Registered Shares*	22,891	7,450

Pharmaceuticals 3.31%
Roche Holding AG	81,149	21,229
Total Switzerland		28,679
		U.S. $
		Fair Value
Investments	Shares	(000)
Taiwan 2.86%

Electronic Equipment, Instruments & Components 1.51%
Hon Hai Precision Industry Co., Ltd.	2,955,000	$9,676

Semiconductors & Semiconductor Equipment 1.35%
Advanced Semiconductor Engineering, Inc.	6,882,272	8,657
Total Taiwan		18,333

United Kingdom 9.12%

Auto Components 1.65%
GKN plc	2,285,058	10,622

Banks 1.56%
Royal Bank of Scotland Group plc*	2,905,540	9,988

Hotels, Restaurants & Leisure 1.09%
Compass Group plc	346,187	6,986

Metals & Mining 1.85%
Anglo American plc*	251,427	3,603
Rio Tinto Ltd.	182,263	8,249
		11,852

Oil, Gas & Consumable Fuels 0.26%
Premier Oil plc*	2,074,821	1,673

Personal Products 0.96%
Unilever NV CVA	117,408	6,157

Tobacco 1.75%
British American Tobacco plc	166,733	11,262
Total United Kingdom		58,540

United States 2.32%

Biotechnology
Shire plc	253,118	14,874
Total Common Stocks (cost $583,480,093)		633,974

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2017

	Principal	U.S. $
	Amount	Fair Value
Investments	(000)	(000)
SHORT- TERM INVESTMENT 0.43%

Repurchase Agreement
Repurchase Agreement dated 4/28/2017, 0.09% due 5/1/2017 with Fixed Income Clearing Corp. collateralized by $2,790,000 of U.S. Treasury Note at 2.00% due 12/31/2021; value: $2,833,030; proceeds: $2,774,297 (cost $2,774,277)	$2,774	$2,774
Total Investments in Securities 99.20% (cost $586,254,370)		636,748
Foreign Cash and Other Assets in Excess of Liabilities(a) 0.80%		5,137
Net Assets 100.00%		$641,885

CVA	Company Voluntary Arrangement
ADR	American Depositary Receipt.
*	Non- income producing security.
(a)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at April 30, 2017:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
British pound	Buy	Bank of America	6/6/2017	1,300,000	$1,615,177	$1,685,307	$70,130
British pound	Buy	Barclays Bank plc	6/6/2017	2,860,000	3,664,579	3,707,676	43,097
British pound	Buy	Citibank	6/6/2017	5,570,000	7,009,048	7,220,894	211,846
British pound	Buy	Citibank	6/6/2017	980,000	1,194,606	1,270,462	75,856
British pound	Buy	Goldman Sachs	6/6/2017	1,550,000	1,893,104	2,009,405	116,301
British pound	Buy	Goldman Sachs	6/6/2017	2,300,000	2,875,579	2,981,698	106,119
British pound	Buy	Goldman Sachs	6/6/2017	2,830,000	3,632,342	3,668,784	36,442
British pound	Buy	J.P. Morgan	6/6/2017	1,700,000	2,071,947	2,203,863	131,916
British pound	Buy	J.P. Morgan	6/6/2017	4,430,000	5,557,291	5,743,009	185,718
British pound	Buy	J.P. Morgan	6/6/2017	2,000,000	2,580,242	2,592,781	12,539
British pound	Buy	State Street Bank and Trust	6/6/2017	2,200,000	2,724,295	2,852,059	127,764
British pound	Buy	State Street Bank and Trust	6/6/2017	1,300,000	1,627,428	1,685,307	57,879

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2017

Open Forward Foreign Currency Exchange Contracts at April 30, 2017 (continued):

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
British pound	Buy	State Street Bank and Trust	6/6/2017	2,370,000	$2,913,010	$3,072,445	$159,435
British pound	Buy	State Street Bank and Trust	6/6/2017	4,770,000	5,848,310	6,183,782	335,472
British pound	Buy	State Street Bank and Trust	6/6/2017	420,000	519,934	544,484	24,550
British pound	Buy	State Street Bank and Trust	6/6/2017	1,480,000	1,900,962	1,918,658	17,696
euro	Buy	J.P. Morgan	6/19/2017	4,230,000	4,528,283	4,618,585	90,302
Japanese yen	Buy	State Street Bank and Trust	6/21/2017	628,000,000	5,633,560	5,644,646	11,086
Japanese yen	Buy	State Street Bank and Trust	6/21/2017	295,000,000	2,627,264	2,651,546	24,282
Japanese yen	Buy	State Street Bank and Trust	6/21/2017	128,000,000	1,141,640	1,150,501	8,861
Japanese yen	Buy	State Street Bank and Trust	6/21/2017	40,900,000	366,527	367,621	1,094
Japanese yen	Buy	State Street Bank and Trust	6/21/2017	467,000,000	4,130,738	4,197,532	66,794
Japanese yen	Buy	State Street Bank and Trust	6/21/2017	530,325,000	4,671,953	4,766,715	94,762
Swedish krona	Buy	Goldman Sachs	8/21/2017	67,100,000	7,486,291	7,620,456	134,165
Swiss franc	Buy	Bank of America	6/21/2017	4,020,000	4,031,558	4,052,451	20,893
Swiss franc	Buy	Goldman Sachs	6/21/2017	5,155,000	5,188,059	5,196,614	8,555
Swiss franc	Buy	State Street Bank and Trust	6/21/2017	4,280,000	4,270,872	4,314,550	43,678
Swiss franc	Buy	State Street Bank and Trust	6/21/2017	7,525,000	7,575,308	7,585,745	10,437
Australian dollar	Sell	State Street Bank and Trust	6/21/2017	1,830,000	1,394,896	1,369,098	25,798
Canadian dollar	Sell	State Street Bank and Trust	8/14/2017	2,450,000	1,834,350	1,797,704	36,646
Canadian dollar	Sell	State Street Bank and Trust	8/14/2017	2,000,000	1,507,191	1,467,514	39,677
euro	Sell	State Street Bank and Trust	6/19/2017	1,900,000	2,081,616	2,074,542	7,074
Japanese yen	Sell	State Street Bank and Trust	6/21/2017	145,280,000	1,310,136	1,305,819	4,317
Japanese yen	Sell	UBS AG	6/21/2017	597,345,000	5,401,218	5,369,110	32,108
South Korean won	Sell	Goldman Sachs	6/23/2017	1,760,000,000	1,551,488	1,547,702	3,786
Taiwan dollar	Sell	J.P. Morgan	7/6/2017	76,000,000	2,531,561	2,522,707	8,854
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,385,929

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2017

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Australian dollar	Buy	Bank of America	6/21/2017	25,000,000	$19,229,575	$18,703,524	$(526,051)
Australian dollar	Buy	Barclays Bank plc	6/21/2017	3,240,000	2,471,231	2,423,977	(47,254)
Japanese yen	Buy	Bank of America	6/21/2017	618,000,000	5,565,031	5,554,764	(10,267)
Japanese yen	Buy	State Street Bank and Trust	6/21/2017	507,000,000	4,595,607	4,557,063	(38,544)
Japanese yen	Buy	State Street Bank and Trust	6/21/2017	279,000,000	2,526,310	2,507,733	(18,577)
Swiss franc	Buy	Credit Suisse International	6/21/2017	3,190,000	3,217,104	3,215,751	(1,353)
Swiss franc	Buy	State Street Bank and Trust	6/21/2017	930,000	938,844	937,507	(1,337)
British pound	Sell	Bank of America	6/6/2017	4,070,000	5,116,889	5,276,308	(159,419)
euro	Sell	Goldman Sachs	6/19/2017	1,725,000	1,833,157	1,883,465	(50,308)
euro	Sell	J.P. Morgan	6/19/2017	2,900,000	3,164,081	3,166,406	(2,325)
euro	Sell	J.P. Morgan	6/19/2017	3,170,000	3,398,408	3,461,209	(62,801)
euro	Sell	J.P. Morgan	6/19/2017	1,970,000	2,079,697	2,150,972	(71,275)
euro	Sell	Morgan Stanley	6/19/2017	8,500,000	9,183,164	9,280,844	(97,680)
euro	Sell	Morgan Stanley	6/19/2017	6,450,000	6,855,172	7,042,523	(187,351)
euro	Sell	Standard Chartered Bank	6/19/2017	8,720,000	9,244,717	9,521,054	(276,337)
euro	Sell	State Street Bank and Trust	6/19/2017	1,725,000	1,834,693	1,883,465	(48,772)
euro	Sell	State Street Bank and Trust	6/19/2017	5,450,000	5,785,804	5,950,659	(164,855)
euro	Sell	State Street Bank and Trust	6/19/2017	2,585,000	2,757,300	2,822,469	(65,169)
euro	Sell	State Street Bank and Trust	6/19/2017	5,300,000	5,740,866	5,786,879	(46,013)
euro	Sell	State Street Bank and Trust	6/19/2017	1,700,000	1,824,184	1,856,169	(31,985)
Japanese yen	Sell	State Street Bank and Trust	6/21/2017	628,000,000	5,556,145	5,644,646	(88,501)
Japanese yen	Sell	State Street Bank and Trust	6/21/2017	576,000,000	5,041,961	5,177,255	(135,294)
Japanese yen	Sell	State Street Bank and Trust	6/21/2017	119,000,000	1,043,229	1,069,607	(26,378)
Japanese yen	Sell	State Street Bank and Trust	6/21/2017	23,600,000	206,838	212,124	(5,286)
South Korean won	Sell	J.P. Morgan	6/23/2017	1,800,000,000	1,566,307	1,582,877	(16,570)
South Korean won	Sell	Morgan Stanley	6/23/2017	1,500,000,000	1,314,702	1,319,064	(4,362)
South Korean won	Sell	State Street Bank and Trust	6/23/2017	4,940,000,000	4,318,371	4,344,117	(25,746)
Taiwan dollar	Sell	UBS AG	7/6/2017	112,500,000	3,718,148	3,734,270	(16,122)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(2,225,932)

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL CORE EQUITY FUND April 30, 2017

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$633,974	$–	$–	$633,974
Repurchase Agreement	–	2,774	–	2,774
Total	$633,974	$2,774	$–	$636,748
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$2,386	$–	$2,386
Liabilities	–	(2,226)	–	(2,226)
Total	$–	$160	$–	$160

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2017.

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2017

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 98.43%
COMMON STOCKS 97.58%

Australia 5.68%

Banks 1.31%
National Australia Bank Ltd.	550,869	$14,024

Capital Markets 1.28%
Macquarie Group Ltd.	197,606	13,761

Equity Real Estate Investment Trusts 1.00%
Mirvac Group	6,276,071	10,668

Hotels, Restaurants & Leisure 1.14%
Crown Resorts Ltd.	1,306,914	12,233

Metals & Mining 0.95%
BHP Billiton Ltd.	570,120	10,126
Total Australia		60,812

Austria 0.50%

Banks
Erste Group Bank AG	150,397	5,377

Belgium 1.93%

Air Freight & Logistics 1.23%
bpost SA	548,670	13,149

Beverages 0.70%
Anheuser-Busch InBev SA	66,486	7,488
Total Belgium		20,637

Brazil 3.00%

Electric: Utilities 1.08%
Transmissora Alianca de Energia Eletrica SA Unit	1,598,800	11,590

Household Durables 1.24%
MRV Engenharia e Participacoes SA	2,645,500	13,286
Investments	Shares	U.S. $ Fair Value (000)
Independent Power & Renewable Electricity Producers 0.68%
AES Tiete Energia SA Unit	1,706,918	$7,255
Total Brazil		32,131

Canada 8.36%

Banks 3.28%
Bank of Nova Scotia (The)	293,700	16,326
Royal Bank of Canada	274,800	18,817
		35,143

Insurance 1.24%
Manulife Financial Corp.	759,300	13,316

Oil, Gas & Consumable Fuels 3.84%
Pembina Pipeline Corp.	471,300	15,019
TransCanada Corp.	377,400	17,523
Whitecap Resources, Inc.	1,210,000	8,563
		41,105
Total Canada		89,564

China 3.31%

Banks
Bank of China Ltd. H Shares	51,497,000	24,959
China Merchants Bank Co. Ltd. H Shares	4,057,000	10,536
Total China		35,495

Denmark 0.73%

Diversified Telecommunication Services
TDC A/S	1,451,055	7,788

France 8.33%

Automobiles 1.03%
Renault SA	117,672	10,973

Banks 1.54%
BNP Paribas SA	234,082	16,518

Construction & Engineering 1.29%
Vinci SA	162,784	13,849

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2017

Investments	Shares	U.S. $ Fair Value (000)
France (continued)

Diversified Telecommunication Services 1.20%
Orange SA	833,456	$12,892

Insurance 1.45%
AXA SA	579,643	15,476

Pharmaceuticals 1.82%
Sanofi	206,074	19,442
Total France		89,150

Germany 7.19%

Chemicals 2.19%
BASF SE	240,623	23,448

Hotels, Restaurants & Leisure 1.03%
TUI AG	761,040	11,069

Industrial Conglomerates 1.14%
Siemens AG Registered Shares	85,529	12,261

Insurance 2.83%
Allianz SE Registered Shares	158,888	30,254
Total Germany		77,032

Hong Kong 4.95%

Commercial Services & Supplies 1.19%
China Everbright International Ltd.	9,414,000	12,732

Communications Equipment 0.88%
VTech Holdings Ltd.	741,300	9,392

Construction & Engineering 1.25%
China State Construction International Holdings Ltd.	7,364,000	13,368

Equity Real Estate Investment Trusts 0.99%
Link REIT	1,478,500	10,635

Real Estate Management & Development 0.64%
Hysan Development Co., Ltd.	1,454,000	6,860
Total Hong Kong		52,987
Investments	Shares	U.S. $ Fair Value (000)
India 1.35%

Thrifts & Mortgage Finance
Indiabulls Housing Finance Ltd.	913,492	$14,441

Indonesia 1.21%

Banks
PT Bank Negara Indonesia (Persero) Tbk	27,085,800	12,955

Japan 2.36%

Automobiles 1.05%
Nissan Motor Co., Ltd.	1,178,200	11,187

Banks 1.31%
Sumitomo Mitsui Financial Group, Inc.	379,400	14,036
Total Japan		25,223

Macau 1.92%

Hotels, Restaurants & Leisure
Sands China Ltd.	2,580,800	11,712
Wynn Macau Ltd.*	4,003,200	8,801
Total Macau		20,513

Netherlands 3.92%

Industrial Conglomerates 0.74%
Koninklijke Philips NV	228,131	7,907

Insurance 1.80%
ASR Nederland NV*	270,777	8,010
NN Group NV	338,933	11,238
		19,248

Oil, Gas & Consumable Fuels 1.38%
Royal Dutch Shell plc Class A ADR	282,927	14,766
Total Netherlands		41,921

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2017

Investments	Shares	U.S. $ Fair Value (000)
New Zealand 3.18%

Airlines 0.98%
Air New Zealand Ltd.	5,990,747	$10,489

Construction Materials 0.52%
Fletcher Building Ltd.	949,672	5,575

Diversified Telecommunication Services 1.68%

Spark New Zealand Ltd.	7,108,432	18,034
Total New Zealand		34,098

Portugal 0.88%

Oil, Gas & Consumable Fuels
Galp Energia SGPS SA	607,002	9,435

Russia 0.87%

Oil, Gas & Consumable Fuels
Lukoil PJSC ADR	186,630	9,269

Singapore 1.39%

Banks
DBS Group Holdings Ltd.	1,072,800	14,858

South Africa 1.27%

Banks 0.68%
Barclays Africa Group Ltd.	655,890	7,215

Capital Markets 0.59%
Coronation Fund Managers Ltd.	1,338,121	6,347
Total South Africa		13,562

South Korea 3.18%

Insurance 0.81%
ING Life Insurance Korea Ltd.*	300,000	8,700

Technology Hardware, Storage & Peripherals 1.42%
Samsung Electronics Co., Ltd.	7,767	15,228

Wireless Telecommunication Services 0.95%
SK Telecom Co., Ltd.	48,032	10,110
Total South Korea		34,038
Investments	Shares	U.S. $ Fair Value (000)
Spain 5.16%

Banks 1.44%
Banco Bilbao Vizcaya Argentaria SA	1,928,633	$15,439

Capital Markets 1.19%
Bolsas y Mercados Espanoles, SHMFS, SA	355,822	12,752

Electric: Utilities 1.26%
Red Electrica Corp. SA	689,281	13,440

Oil, Gas & Consumable Fuels 1.27%
Enagas SA	516,015	13,575
Total Spain		55,206

Switzerland 2.98%

Food Products 1.33%
Nestle SA Registered Shares	184,982	14,250

Pharmaceuticals 1.65%
Roche Holding AG	67,705	17,712
Total Switzerland		31,962

Taiwan 4.47%

Electronic Equipment, Instruments & Components 1.87%
Hon Hai Precision Industry Co., Ltd.	6,107,000	19,999

Semiconductors & Semiconductor Equipment 2.60%
Advanced Semiconductor Engineering, Inc.	11,446,000	14,397
Taiwan Semiconductor Manufacturing Co., Ltd.	2,096,000	13,512
		27,909
Total Taiwan		47,908

Turkey 0.52%

Automobiles
Tofas Turk Otomobil Fabrikasi AS	674,807	5,620

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2017

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom 18.94%

Aerospace & Defense 0.99%
BAE Systems plc	1,309,837	$10,637

Banks 1.89%
HSBC Holdings plc	2,449,285	20,192

Beverages 0.74%
Coca-Cola European Partners plc	208,584	7,891

Capital Markets 1.13%
Jupiter Fund Management plc	1,960,518	12,051

Household Durables 0.99%
Berkeley Group Holdings plc	252,289	10,646

Insurance 1.78%
Lancashire Holdings Ltd.	898,368	7,941
Prudential plc	502,727	11,174
		19,115

Metals & Mining 1.53%
Rio Tinto plc ADR	410,422	16,343

Multi-Utilities 1.76%
National Grid plc	1,457,035	18,872

Pharmaceuticals 3.01%
AstraZeneca plc	246,310	14,794
GlaxoSmithKline plc	869,208	17,450
		32,244

Tobacco 4.38%
British American Tobacco plc	448,660	30,305
Imperial Brands plc	339,543	16,632
		46,937

Wireless Telecommunication Services 0.74%
Vodafone Group plc	3,056,469	7,880
Total United Kingdom		202,808
Total Common Stocks (cost $983,687,060)		1,044,790
Investments	Principal Amount (000)	U.S. $ Fair Value (000)
CORPORATE BOND 0.85%

Spain

Banks
Banco Popular Espanol SA(a) (cost $12,557,988)	$9,000	$9,106
Total Investments in Long-Term 98.43% (cost $996,245,048)		1,053,896

SHORT-TERM INVESTMENT 1.53%

Repurchase Agreement
Repurchase Agreement dated 4/28/2017, 0.09% due 5/1/2017 with Fixed Income Clearing Corp. collateralized by $16,405,000 of U.S. Treasury Note at 2.00% due 12/31/2021; value: $16,658,014; proceeds: $16,328,570 (cost $16,328,447)	16,328	16,328
Total Investments in Securities 99.96% (cost $1,012,573,495)		1,070,224
Foreign Cash and Other Assets in Excess of Liabilities(b) 0.04%		421
Net Assets 100.00%		$1,070,645

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non-income producing security.
(a)	The security has an interest rate of 11.50%, is perpetual in nature and has no stated maturity.
(b)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2017

Open Forward Foreign Currency Exchange Contracts at April 30, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Bank of America	6/6/2017	3,100,000	$3,919,941	$4,018,810	$98,869
British pound	Buy	Barclays Bank plc	6/6/2017	4,000,000	4,940,278	5,185,561	245,283
British pound	Buy	Citibank	6/6/2017	25,700,000	32,339,775	33,317,229	977,454
British pound	Buy	Goldman Sachs	6/6/2017	1,380,000	1,726,658	1,789,019	62,361
British pound	Buy	Goldman Sachs	6/6/2017	1,525,000	1,906,634	1,976,995	70,361
British pound	Buy	J.P. Morgan	6/6/2017	3,850,000	4,831,570	4,991,102	159,532
British pound	Buy	State Street Bank and Trust	6/6/2017	2,100,000	2,628,922	2,722,420	93,498
British pound	Buy	State Street Bank and Trust	6/6/2017	3,450,000	4,229,910	4,472,546	242,636
British pound	Buy	State Street Bank and Trust	6/6/2017	3,110,000	3,802,533	4,031,774	229,241
British pound	Buy	State Street Bank and Trust	6/6/2017	1,250,000	1,556,301	1,620,488	64,187
British pound	Buy	State Street Bank and Trust	6/6/2017	1,720,000	2,142,005	2,229,791	87,786
euro	Buy	Goldman Sachs	6/19/2017	3,520,000	3,765,618	3,843,361	77,743
euro	Buy	J.P. Morgan	5/17/2017	6,360,000	6,745,178	6,932,609	187,431
euro	Buy	J.P. Morgan	6/19/2017	2,570,000	2,775,917	2,806,091	30,174
euro	Buy	Morgan Stanley	6/19/2017	5,930,000	6,280,308	6,474,754	194,446
euro	Buy	Standard Chartered Bank	6/19/2017	3,100,000	3,348,606	3,384,779	36,173
euro	Buy	State Street Bank and Trust	6/19/2017	2,400,000	2,548,364	2,620,474	72,110
Japanese yen	Buy	J.P. Morgan	6/21/2017	1,163,000,000	10,367,088	10,453,382	86,294
Japanese yen	Buy	State Street Bank and Trust	6/21/2017	367,000,000	3,268,495	3,298,703	30,208
Japanese yen	Buy	State Street Bank and Trust	6/21/2017	270,000,000	2,386,632	2,426,838	40,206
Japanese yen	Buy	State Street Bank and Trust	6/21/2017	440,000,000	3,874,831	3,954,848	80,017
Japanese yen	Buy	State Street Bank and Trust	6/21/2017	215,000,000	1,885,816	1,932,482	46,666
Japanese yen	Buy	State Street Bank and Trust	6/21/2017	135,000,000	1,198,527	1,213,419	14,892
South African rand	Buy	Bank of America	8/4/2017	13,400,000	979,332	987,038	7,706
Taiwan dollar	Buy	State Street Bank and Trust	5/17/2017	803,000,000	25,483,569	26,587,559	1,103,990
Australian dollar	Sell	Bank of America	6/21/2017	17,565,000	13,510,699	13,141,096	369,603
Canadian dollar	Sell	Goldman Sachs	6/21/2017	5,580,000	4,197,643	4,090,752	106,891
Canadian dollar	Sell	State Street Bank and Trust	6/21/2017	2,880,000	2,154,063	2,111,356	42,707
euro	Sell	UBS AG	6/19/2017	7,950,000	8,687,887	8,680,319	7,568
Japanese yen	Sell	State Street Bank and Trust	5/8/2017	34,754,940	312,041	311,843	198
New Zealand dollar	Sell	UBS AG	7/31/2017	41,420,000	28,989,030	28,376,898	612,132
Taiwan dollar	Sell	Goldman Sachs	5/17/2017	81,190,000	2,691,014	2,688,224	2,790
Taiwan dollar	Sell	UBS AG	5/17/2017	131,550,000	4,363,184	4,355,658	7,526
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$5,488,679

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2017

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	Citibank	6/21/2017	11,810,000	$9,048,598	$8,835,545	$(213,053)
Australian dollar	Buy	J.P. Morgan	6/21/2017	2,955,000	2,274,603	2,210,757	(63,846)
Australian dollar	Buy	State Street Bank and Trust	6/21/2017	1,100,000	834,024	822,955	(11,069)
Australian dollar	Buy	State Street Bank and Trust	6/21/2017	1,700,000	1,309,745	1,271,840	(37,905)
Canadian dollar	Buy	UBS AG	6/21/2017	50,700,000	38,935,816	37,168,661	(1,767,155)
South Korean won	Buy	Standard Chartered Bank	6/23/2017	3,000,000,000	2,644,990	2,638,128	(6,862)
British pound	Sell	Goldman Sachs	6/6/2017	22,500,000	27,408,114	29,168,781	(1,760,667)
British pound	Sell	Goldman Sachs	6/6/2017	2,810,000	3,479,072	3,642,857	(163,785)
British pound	Sell	Morgan Stanley	6/6/2017	2,640,000	3,293,802	3,422,470	(128,668)
British pound	Sell	State Street Bank and Trust	6/6/2017	1,750,000	2,240,585	2,268,683	(28,098)
euro	Sell	J.P. Morgan	6/19/2017	3,470,000	3,782,596	3,788,768	(6,172)
euro	Sell	Morgan Stanley	6/19/2017	5,300,000	5,632,932	5,786,879	(153,947)
euro	Sell	Standard Chartered Bank	6/19/2017	21,070,000	22,337,866	23,005,575	(667,709)
euro	Sell	State Street Bank and Trust	5/17/2017	6,360,000	6,746,376	6,932,608	(186,232)
euro	Sell	State Street Bank and Trust	6/19/2017	15,000,000	16,043,534	16,377,961	(334,427)
euro	Sell	State Street Bank and Trust	6/19/2017	2,920,000	3,179,796	3,188,243	(8,447)
Japanese yen	Sell	State Street Bank and Trust	6/21/2017	2,590,000,000	22,911,483	23,279,672	(368,189)
South Korean won	Sell	State Street Bank and Trust	6/23/2017	28,900,000,000	25,263,342	25,413,966	(150,624)
Taiwan dollar	Sell	Goldman Sachs	5/17/2017	41,260,000	1,337,146	1,366,130	(28,984)
Taiwan dollar	Sell	UBS AG	5/17/2017	123,000,000	4,028,824	4,072,565	(43,741)
Taiwan dollar	Sell	UBS AG	5/17/2017	318,000,000	10,402,355	10,529,070	(126,715)
Taiwan dollar	Sell	UBS AG	5/17/2017	44,000,000	1,422,567	1,456,852	(34,285)
Taiwan dollar	Sell	UBS AG	5/17/2017	64,000,000	2,108,731	2,119,058	(10,327)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(6,300,907)

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2017

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)		Total (000)
Common Stocks
Other Countries	$1,010,752	$–	$–		$1,010,752
South Korea	25,338	–	8,700	(4)	34,038
Corporate Bond	–	9,106	–		9,106
Repurchase Agreement	–	16,328	–		16,328
Total	$1,036,090	$25,434	$8,700		$1,070,224
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$5,489	$–		$5,489
Liabilities	–	(6,301)	–		(6,301)
Total	$–	$(812)	$–		$(812)

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2017.
(4)	Level 3 security fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financial Statements.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stock
Balance as of November 1, 2016	$–
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation/depreciation	(149,218)
Purchases	8,849,455
Sales	–
Net transfers in or out of Level 3	–
Balance as of April 30, 2017	$8,700,237
Net change in unrealized appreciation/depreciation for period ended April 30, 2017 related to Level 3 investments held at April 30, 2017	$(149,218)

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2017

		U.S. $
		Fair Value
Investments	Shares	(000)
COMMON STOCKS 98.70%

Australia 1.43%

Beverages 0.45%
Treasury Wine Estates Ltd.	279,647	$2,513

Electric: Utilities 0.98%
AusNet Services	4,226,827	5,539
Total Australia		8,052

Austria 0.75%
Semiconductors & Semiconductor Equipment
ams AG	65,413	4,207

Brazil 0.73%

Household Durables
MRV Engenharia e Participacoes SA	819,700	4,117

Canada 5.89%

Electric: Utilities 1.27%
Emera, Inc.	205,200	7,103

Metals & Mining 0.54%
Hudbay Minerals, Inc.	504,566	3,013

Oil, Gas & Consumable Fuels 3.41%
Africa Oil Corp.*	2,459,549	3,865
Canacol Energy Ltd.*	2,122,500	6,344
Vermilion Energy, Inc.	137,300	4,834
Whitecap Resources, Inc.	579,500	4,101
		19,144

Paper & Forest Products 0.67%
Interfor Corp.*	256,709	3,791
Total Canada		33,051

China 0.60%

Consumer Finance
China Rapid Finance Ltd. ADR*	526,999	3,373
		U.S. $
		Fair Value
Investments	Shares	(000)
Finland 2.26%

Metals & Mining 0.98%
Outotec OYJ*	741,235	$5,511

Trading Companies & Distributors 1.28%
Cramo OYJ	275,470	7,162
Total Finland		12,673

France 6.95%

Building Products 1.07%
Tarkett SA	128,402	6,034

Construction Materials 0.50%
Vicat SA	39,124	2,783

Health Care Providers & Services 0.96%
Korian SA	166,609	5,367

Hotels, Restaurants & Leisure 1.14%
Elior Group†	257,043	6,412

Information Technology Services 0.96%
Altran Technologies SA	320,181	5,375

Life Sciences Tools & Services 0.32%
Genfit*	51,980	1,798

Real Estate Management & Development 0.75%
Nexity SA	77,549	4,217

Specialty Retail 1.25%
Maisons du Monde SA*†	201,908	7,007
Total France		38,993

Germany 5.97%

Industrial Conglomerates 1.79%
Rheinmetall AG	109,419	10,042

Internet Software & Services 1.02%
XING AG	24,535	5,742

Life Sciences Tools & Services 2.12%
Gerresheimer AG	103,216	8,098
MorphoSys AG*	62,547	3,796
		11,894

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2017

		U.S. $
		Fair Value
Investments	Shares	(000)
Germany (continued)

Machinery 1.04%
Deutz AG	749,562	$5,838
Total Germany		33,516

Hong Kong 2.40%

Communications Equipment 0.50%
VTech Holdings Ltd.	220,200	2,790

Diversified Telecommunication Services 0.73%
HKBN Ltd.	3,792,206	4,100

Energy Equipment & Services 0.34%
Hilong Holding Ltd.	8,712,900	1,904

Paper & Forest Products 0.83%
Lee & Man Paper Manufacturing Ltd.	5,958,000	4,673
Total Hong Kong		13,467

India 3.46%

Consumer Finance 0.48%
Bharat Financial Inclusion Ltd.*	215,030	2,686

Information Technology Services 0.78%
Vakrangee Ltd.	819,228	4,357

Real Estate Management & Development 0.94%
Housing Development & Infrastructure Ltd.*	3,756,297	5,302

Thrifts & Mortgage Finance 1.26%
Dewan Housing Finance Corp., Ltd.	1,069,668	7,096
Total India		19,441

Indonesia 1.16%

Banks 0.95%
Bank Tabungan Negara Persero Tbk PT	31,070,004	5,361
		U.S. $
		Fair Value
Investments	Shares	(000)
Consumer Finance 0.21%
PT Clipan Finance Indonesia Tbk*	52,233,850	$1,172
Total Indonesia		6,533

Ireland 4.74%

Beverages 0.73%
C&C Group plc	989,722	4,083

Equity Real Estate Investment Trusts 0.67%
Hibernia REIT plc	2,730,606	3,792

Food Products 0.80%
Origin Enterprises plc	551,786	4,478

Health Care Providers & Services 0.92%
UDG Healthcare plc	532,366	5,151

Household Durables 1.62%
Cairn Homes plc*	5,347,211	9,116
Total Ireland		26,620

Israel 1.35%

Chemicals 0.80%
Frutarom Industries Ltd.	76,517	4,498

Electronic Equipment, Instruments & Components 0.55%
Orbotech Ltd.*	93,571	3,081
Total Israel		7,579

Italy 5.17%

Beverages 0.84%
Davide Campari-Milano SpA	398,298	4,712

Capital Markets 0.85%
Anima Holding SpA†	727,395	4,754

Construction Materials 0.90%
Buzzi Unicem SpA	196,887	5,061

Electrical Equipment 0.70%
Prysmian SpA	135,323	3,908

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2017

		U.S. $
		Fair Value
Investments	Shares	(000)
Italy (continued)

Textiles, Apparel & Luxury Goods 1.88%
Brunello Cucinelli SpA	196,929	$5,157
Moncler SpA	219,001	5,406
		10,563
Total Italy		28,998

Japan 22.05%

Banks 1.41%
Fukuoka Financial Group, Inc.	623,000	2,839
Shinsei Bank Ltd.	2,727,000	5,088
		7,927

Beverages 0.98%
Coca-Cola Bottlers Japan, Inc.	185,600	5,519

Construction & Engineering 1.26%
SHO-BOND Holdings Co., Ltd.	155,000	7,091

Containers & Packaging 0.83%
Fuji Seal International, Inc.	195,800	4,662

Electronic Equipment, Instruments & Components 0.46%
Taiyo Yuden Co., Ltd.	210,000	2,560

Equity Real Estate Investment Trusts 1.13%
GLP J-Reit	3,408	3,843
Hulic Reit, Inc.	1,559	2,503
		6,346

Food & Staples Retailing 0.79%
Sundrug Co., Ltd.	126,700	4,444

Food Products 0.86%
Nichirei Corp.	192,600	4,795

Hotels, Restaurants & Leisure 1.92%
HIS Co., Ltd.	125,700	2,997
Resorttrust, Inc.	111,600	1,920
St. Marc Holdings Co., Ltd.	192,500	5,863
		10,780
		U.S. $
		Fair Value
Investments	Shares	(000)
Information Technology Services 1.62%
NS Solutions Corp.	198,400	$4,343
Obic Co., Ltd.	88,300	4,768
		9,111

Insurance 1.04%
Anicom Holdings, Inc.	243,000	5,805

Machinery 4.33%
CKD Corp.	325,600	4,074
DMG Mori Co., Ltd.	270,900	4,467
Nabtesco Corp.	87,500	2,480
Takeuchi Manufacturing Co., Ltd.	336,900	5,975
Tsubakimoto Chain Co.	832,000	7,307
		24,303

Professional Services 0.66%
en-japan, Inc.	165,600	3,680

Real Estate Management & Development 1.08%
Kenedix, Inc.	1,314,600	6,062

Semiconductors & Semiconductor Equipment 1.07%
Sumco Corp.	344,000	6,014

Software 0.85%
Trend Micro, Inc.	108,400	4,765

Specialty Retail 1.11%
United Arrows Ltd.	200,700	6,211

Wireless Telecommunication Services 0.65%
Okinawa Cellular Telephone Co.	112,600	3,672
Total Japan		123,747

Luxembourg 0.74%

Machinery
Stabilus SA	57,291	4,149

Netherlands 4.41%

Air Freight & Logistics 1.18%
PostNL NV	1,331,224	6,594

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2017

		U.S. $
		Fair Value
Investments	Shares	(000)
Netherlands (continued)

Hotels, Restaurants & Leisure 1.03%
Basic-Fit NV*†	331,814	$5,801

Insurance 1.18%
ASR Nederland NV*	223,864	6,622

Machinery 1.02%
Aalberts Industries NV	143,866	5,707
Total Netherlands		24,724

Philippines 2.25%

Banks 0.89%
Rizal Commercial Banking Corp.	2,105,280	2,299
Security Bank Corp.	637,280	2,719
		5,018

Hotels, Restaurants & Leisure 0.69%
Bloomberry Resorts Corp.*	21,456,100	3,865

Real Estate Management & Development 0.67%
Filinvest Land, Inc.	108,287,000	3,755
Total Philippines		12,638

Portugal 0.79%

Multi-Utilities
REN—Redes Energeticas Nacionais SGPS SA*	1,503,013	4,419

South Korea 0.80%

Auto Components
Mando Corp.	22,156	4,478

Spain 2.08%

Equity Real Estate Investment Trusts 1.00%
Hispania Activos Inmobiliarios SOCIMI SA	370,747	5,598

Household Durables 1.08%
Neinor Homes SLU*†	307,481	6,064
Total Spain		11,662
		U.S. $
		Fair Value
Investments	Shares	(000)
Sweden 4.14%

Commercial Services & Supplies 3.09%
Bravida Holding AB†	832,397	$5,883
Intrum Justitia AB	79,213	3,148
Loomis AB Class B	228,809	8,305
		17,336

Consumer Finance 1.05%
Hoist Finance AB†	624,159	5,867
Total Sweden		23,203

Switzerland 0.67%

Household Durables
Forbo Holding AG Registered Shares	2,294	3,760

Taiwan 1.31%

Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	1,280,000	4,327
Visual Photonics Epitaxy Co., Ltd.	1,606,000	3,024
		7,351

United Kingdom 13.91%

Capital Markets 3.32%
Jupiter Fund Management plc	773,400	4,754
Man Group plc	4,214,077	8,389
TP ICAP plc	925,276	5,490
		18,633

Consumer Finance 1.39%
Arrow Global Group plc	1,645,587	7,806

Electronic Equipment, Instruments & Components 0.15%
accesso Technology Group plc*	35,991	860

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2017

		U.S. $
		Fair Value
Investments	Shares	(000)
United Kingdom (continued)

Household Durables 0.90%
Countryside Properties plc†	1,447,907	$5,060

Internet & Direct Marketing Retail 1.06%
ASOS plc*	78,616	5,926

Machinery 2.05%
Bodycote plc	520,148	5,615
Concentric AB	357,509	5,893
		11,508

Metals & Mining 1.11%
Hill & Smith Holdings plc	361,613	6,220

Multi-Line Retail 1.09%
B&M European Value Retail SA	1,406,030	6,137

Oil, Gas & Consumable Fuels 0.69%
Tullow Oil plc*	1,420,310	3,861

Professional Services 0.50%
Exova Group plc	914,801	2,826

Semiconductors & Semiconductor Equipment 0.88%
IQE plc*	6,061,890	4,907

Trading Companies & Distributors 0.77%
Diploma plc	298,739	4,291
Total United Kingdom		78,035

United States 2.09%

Exchange-Traded Funds 1.20%
iShares MSCI EAFE Small-Cap	57,023	3,217
VanEck Vectors Junior Gold Miners	109,900	3,542
		6,759

Semiconductors & Semiconductor Equipment 0.89%
CEVA, Inc.*	138,126	4,973
Total United States		11,732
		U.S. $
		Fair Value
Investments	Shares	(000)
Vietnam 0.60%

Closed-Ended Fund
VinaCapital Vietnam Opportunity Fund Ltd.*	921,810	$3,352
Total Common Stocks (cost $476,810,197)		553,870

OTC OPTIONS PURCHASED 0.25%
	Contracts
United States
MSCI EAFE Index, expires 3/16/2018, Strike Price $1,610, Put (cost $2,065,000)	350	1,379

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.17%

Repurchase Agreement
Repurchase Agreement dated 4/28/2017, 0.09% due 5/1/2017 with Fixed Income Clearing Corp. collateralized by $6,595,000 of U.S. Treasury Note at 2.00% due 12/31/2021; value: $6,696,715; proceeds: $6,563,244 (cost $6,563,195)	$ 6,563	6,563
Total Investments in Securities 100.12% (cost $485,438,392)		561,812
Liabilities in Excess of Foreign Cash and Other Assets(a) (0.12)%		(675)
Net Assets 100.00%		$561,137

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Liabilities in Excess of Foreign Cash and Other Assets include written options and net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2017

		U.S. $	Unrealized
Investments	Contracts	Fair Value	Appreciation
OTC OPTIONS WRITTEN (0.13)%

United States
MSCI EAFE Index, expires 3/16/2018, Strike Price $1,440, Put (premiums received ($1,064,000))	(350)*	(714,000)	$350,000

*	There were no options written outstanding on October 31, 2016.

Open Forward Foreign Currency Exchange Contracts at April 30, 2017:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
British pound	Buy	Barclays Bank plc	6/6/2017	2,350,000	$3,011,105	$3,046,517	$35,412
British pound	Buy	Citibank	6/6/2017	1,076,000	1,353,484	1,394,916	41,432
British pound	Buy	Goldman Sachs	6/6/2017	2,320,000	2,833,549	3,007,625	174,076
British pound	Buy	J.P. Morgan	6/6/2017	1,920,000	2,471,217	2,489,069	17,852
British pound	Buy	State Street Bank and Trust	6/6/2017	1,900,000	2,368,868	2,463,141	94,273
British pound	Buy	State Street Bank and Trust	6/6/2017	1,600,000	1,995,923	2,074,224	78,301
British pound	Buy	State Street Bank and Trust	6/6/2017	650,000	809,277	842,654	33,377
British pound	Buy	State Street Bank and Trust	6/6/2017	527,000	653,458	683,198	29,740
British pound	Buy	State Street Bank and Trust	6/6/2017	746,000	927,691	967,107	39,416
British pound	Buy	State Street Bank and Trust	6/6/2017	481,000	601,338	623,564	22,226
British pound	Buy	State Street Bank and Trust	6/6/2017	850,000	1,088,485	1,101,932	13,447
British pound	Buy	State Street Bank and Trust	6/6/2017	610,000	787,600	790,798	3,198
British pound	Buy	State Street Bank and Trust	6/21/2017	1,000,000	1,253,511	1,297,006	43,495
Danish krone	Buy	Morgan Stanley	6/19/2017	31,140,000	4,439,206	4,571,789	132,583
euro	Buy	Goldman Sachs	6/19/2017	2,820,000	3,001,100	3,079,057	77,957
euro	Buy	J.P. Morgan	6/19/2017	930,000	981,786	1,015,434	33,648
euro	Buy	Morgan Stanley	6/19/2017	600,000	635,444	655,118	19,674
euro	Buy	State Street Bank and Trust	6/19/2017	1,490,000	1,625,163	1,626,877	1,714
Japanese yen	Buy	State Street Bank and Trust	6/21/2017	147,800,000	1,301,329	1,328,469	27,140
Japanese yen	Buy	State Street Bank and Trust	6/21/2017	193,000,000	1,688,852	1,734,740	45,888
South Korean won	Buy	Barclays Bank plc	8/21/2017	9,600,000,000	8,400,420	8,448,529	48,109
Swiss franc	Buy	State Street Bank and Trust	7/20/2017	550,000	549,818	555,461	5,643
Swiss franc	Buy	State Street Bank and Trust	7/20/2017	700,000	697,060	706,951	9,891

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2017

Open Forward Foreign Currency Exchange Contracts at April 30, 2017 (continued):

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Swiss franc	Buy	State Street Bank and Trust	7/20/2017	2,180,000	$2,170,216	$2,201,646	$31,430
Japanese yen	Sell	Morgan Stanley	6/21/2017	673,000,000	6,060,491	6,049,120	11,371
Japanese yen	Sell	State Street Bank and Trust	6/21/2017	305,000,000	2,787,040	2,741,429	45,611
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,116,904

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Australian dollar	Buy	Bank of America	6/21/2017	21,020,000	$16,168,226	$15,725,923	$(442,303)
Australian dollar	Buy	Citibank	6/21/2017	1,750,000	1,340,817	1,309,247	(31,570)
Australian dollar	Buy	Goldman Sachs	6/21/2017	1,440,000	1,086,034	1,077,323	(8,711)
Australian dollar	Buy	J.P. Morgan	6/21/2017	2,180,000	1,634,911	1,630,947	(3,964)
British pound	Buy	Morgan Stanley	6/6/2017	430,000	557,971	557,448	(523)
Canadian dollar	Buy	Citibank	8/14/2017	14,135,000	10,633,248	10,371,654	(261,594)
euro	Buy	UBS AG	6/19/2017	2,160,000	2,360,483	2,358,426	(2,057)
Japanese yen	Buy	J.P. Morgan	6/21/2017	507,200,000	4,588,664	4,558,861	(29,803)
Japanese yen	Buy	Standard Chartered Bank	6/21/2017	305,000,000	2,759,924	2,741,429	(18,495)
South Korean won	Buy	UBS AG	7/24/2017	10,750,000,000	9,623,295	9,456,660	(166,635)
Swiss franc	Buy	UBS AG	7/20/2017	24,040,000	24,307,873	24,278,707	(29,166)
British pound	Sell	Bank of America	6/6/2017	1,440,000	1,820,876	1,866,802	(45,926)
British pound	Sell	Bank of America	6/6/2017	1,700,000	2,125,818	2,203,863	(78,045)
British pound	Sell	Bank of America	6/6/2017	730,000	917,574	946,365	(28,791)
British pound	Sell	Bank of America	6/6/2017	515,000	640,786	667,641	(26,855)
British pound	Sell	Citibank	6/6/2017	9,150,000	11,513,967	11,861,971	(348,004)
British pound	Sell	J.P. Morgan	6/6/2017	980,000	1,194,798	1,270,462	(75,664)
British pound	Sell	J.P. Morgan	6/6/2017	450,000	551,241	583,375	(32,134)
British pound	Sell	J.P. Morgan	6/6/2017	952,000	1,222,010	1,234,164	(12,154)
British pound	Sell	State Street Bank and Trust	6/6/2017	780,000	981,335	1,011,184	(29,849)
British pound	Sell	State Street Bank and Trust	6/6/2017	1,070,000	1,346,894	1,387,138	(40,244)
British pound	Sell	State Street Bank and Trust	6/6/2017	1,335,000	1,637,351	1,730,681	(93,330)
British pound	Sell	State Street Bank and Trust	6/6/2017	870,000	1,089,504	1,127,860	(38,356)
British pound	Sell	State Street Bank and Trust	6/6/2017	1,400,000	1,748,698	1,814,946	(66,248)
British pound	Sell	State Street Bank and Trust	6/6/2017	1,282,000	1,641,056	1,661,972	(20,916)
British pound	Sell	State Street Bank and Trust	6/21/2017	1,000,000	1,251,034	1,297,006	(45,972)

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2017

Open Forward Foreign Currency Exchange Contracts at April 30, 2017 (continued):

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
euro	Sell	Barclays Bank plc	6/19/2017	1,370,000	$1,472,266	$1,495,854	$(23,588)
euro	Sell	J.P. Morgan	6/19/2017	4,400,000	4,715,469	4,804,202	(88,733)
euro	Sell	J.P. Morgan	6/19/2017	1,820,000	1,928,588	1,987,192	(58,604)
euro	Sell	J.P. Morgan	6/19/2017	1,820,000	1,960,499	1,987,193	(26,694)
euro	Sell	J.P. Morgan	6/19/2017	1,475,000	1,609,317	1,610,499	(1,182)
euro	Sell	Morgan Stanley	6/19/2017	1,100,000	1,169,099	1,201,050	(31,951)
euro	Sell	Standard Chartered Bank	6/19/2017	23,200,000	24,596,037	25,331,246	(735,209)
euro	Sell	State Street Bank and Trust	6/19/2017	2,380,000	2,545,680	2,598,636	(52,956)
euro	Sell	State Street Bank and Trust	6/19/2017	1,330,000	1,411,948	1,452,179	(40,231)
euro	Sell	State Street Bank and Trust	6/19/2017	1,650,000	1,759,979	1,801,576	(41,597)
euro	Sell	State Street Bank and Trust	6/19/2017	1,020,000	1,083,055	1,113,701	(30,646)
euro	Sell	State Street Bank and Trust	6/19/2017	1,630,000	1,746,920	1,779,738	(32,818)
euro	Sell	State Street Bank and Trust	6/19/2017	1,170,000	1,263,663	1,277,481	(13,818)
euro	Sell	State Street Bank and Trust	6/19/2017	2,820,000	3,067,269	3,079,057	(11,788)
euro	Sell	State Street Bank and Trust	6/19/2017	1,100,000	1,185,726	1,201,050	(15,324)
euro	Sell	State Street Bank and Trust	6/19/2017	660,000	706,785	720,630	(13,845)
euro	Sell	State Street Bank and Trust	6/19/2017	615,000	653,862	671,496	(17,634)
euro	Sell	State Street Bank and Trust	6/19/2017	567,000	602,896	619,087	(16,191)
euro	Sell	State Street Bank and Trust	6/19/2017	879,000	935,950	959,749	(23,799)
euro	Sell	State Street Bank and Trust	6/19/2017	1,100,000	1,197,868	1,201,050	(3,182)
Indian rupee	Sell	State Street Bank and Trust	6/9/2017	400,000,000	5,937,802	6,197,913	(260,111)
Indian rupee	Sell	UBS AG	8/7/2017	372,500,000	5,644,367	5,734,950	(90,583)
Japanese yen	Sell	Standard Chartered Bank	6/21/2017	420,000,000	3,723,383	3,775,082	(51,699)
Japanese yen	Sell	Standard Chartered Bank	6/21/2017	260,000,000	2,302,879	2,336,956	(34,077)
Japanese yen	Sell	State Street Bank and Trust	6/21/2017	168,000,000	1,473,902	1,510,033	(36,131)
Swedish krona	Sell	Goldman Sachs	8/21/2017	102,000,000	11,380,055	11,584,002	(203,947)
Swedish krona	Sell	State Street Bank and Trust	8/21/2017	14,600,000	1,632,568	1,658,102	(25,534)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(3,959,181)

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2017

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$553,870	$–	$–	$553,870
OTC Options Purchased	–	1,379	–	1,379
Repurchase Agreement	–	6,563	–	6,563
Total	$553,870	$7,942	$–	$561,812
Other Financial Instruments
OTC Options Written
Assets	$–	$–	$–	$–
Liabilities	–	(714)	–	(714)
Forward Foreign Currency Exchange Contracts
Assets	$–	$1,117	$–	$1,117
Liabilities	–	(3,959)	–	(3,959)
Total	$–	$(3,556)	$–	$(3,556)

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2017.

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)

VALUE OPPORTUNITIES FUND April 30, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.56%

Air Freight & Logistics 0.75%
XPO Logistics, Inc.*	467,038	$23,067

Airlines 0.98%
Alaska Air Group, Inc.	352,939	30,032

Automobiles 1.15%
Thor Industries, Inc.	368,018	35,396

Banks 9.91%
Bank of Hawaii Corp.	567,500	46,240
Chemical Financial Corp.	465,073	22,068
Citizens Financial Group, Inc.	830,839	30,500
East West Bancorp, Inc.	1,135,788	61,639
First Horizon National Corp.	2,248,329	41,257
Webster Financial Corp.	608,327	30,909
Western Alliance Bancorp*	1,487,844	71,268
Total		303,881

Capital Markets 2.80%
Moelis & Co. Class A	765,112	28,080
Raymond James Financial, Inc.	776,238	57,845
Total		85,925

Chemicals 2.73%
Ingevity Corp.*	115,150	7,281
RPM International, Inc.	487,798	25,639
Trinseo SA	550,599	36,560
Valvoline, Inc.	643,160	14,310
Total		83,790

Commercial Services & Supplies 0.51%
KAR Auction Services, Inc.	355,727	15,517

Communications Equipment 0.74%
ARRIS International plc*	876,765	22,787
Investments	Shares	Fair Value (000)
Construction & Engineering 2.69%
AECOM*	1,215,323	$41,576
Jacobs Engineering Group, Inc.	744,181	40,871
Total		82,447

Containers & Packaging 3.54%
Berry Plastics Group, Inc.*	862,099	43,105
Sealed Air Corp.	801,033	35,261
WestRock Co.	565,723	30,300
Total		108,666

Diversified Telecommunication Services 1.71%
Zayo Group Holdings, Inc.*	1,495,028	52,431

Electrical Equipment 0.94%
Hubbell, Inc.	255,782	28,937

Electronic Equipment, Instruments & Components 2.19%
Amphenol Corp. Class A	429,379	31,049
Belden, Inc.	520,189	36,257
Total		67,306

Energy Equipment & Services 1.37%
Ensco plc Class A (United Kingdom)(a)	2,344,360	18,497
Helmerich & Payne, Inc.	389,670	23,630
Total		42,127

Equity Real Estate Investment Trusts 4.19%
Highwoods Properties, Inc.	850,000	43,248
Physicians Realty Trust	1,998,244	39,246
QTS Realty Trust, Inc. Class A	433,747	23,179
Retail Opportunity Investments Corp.	1,113,101	22,930
Total		128,603

Food Products 1.93%
Pinnacle Foods, Inc.	1,016,253	59,095

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND April 30, 2017

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 2.88%
Cooper Cos., Inc. (The)	283,916	$56,877
STERIS plc (United Kingdom)(a)	424,829	31,352
Total		88,229

Health Care Providers & Services 1.20%
HealthSouth Corp.	782,770	36,712

Hotels, Restaurants & Leisure 1.58%
Aramark	680,643	24,857
Texas Roadhouse, Inc.	505,248	23,686
Total		48,543

Household Durables 2.02%
Lennar Corp. Class A	599,846	30,292
Newell Brands, Inc.	661,250	31,568
Total		61,860

Information Technology Services 6.66%
Acxiom Corp.*	1,267,297	36,625
Amdocs Ltd.	661,752	40,526
Booz Allen Hamilton Holding Corp.	1,722,851	61,902
Conduent, Inc.*	1,411,404	23,020
Fidelity National Information Services, Inc.	500,220	42,113
Total		204,186

Insurance 6.70%
Arch Capital Group Ltd.*	829,094	80,397
Markel Corp.*	30,577	29,647
RenaissanceRe Holdings Ltd.	355,667	50,565
Validus Holdings Ltd.	813,343	44,962
Total		205,571

Internet Software & Services 1.01%
Akamai Technologies, Inc.*	510,180	31,090
Investments	Shares	Fair Value (000)
Life Sciences Tools & Services 3.52%
Bio-Techne Corp.	154,030	$16,493
ICON plc (Ireland)*(a)	292,993	24,755
Patheon NV (Netherlands)*(a)	866,064	23,306
PerkinElmer, Inc.	729,600	43,346
Total		107,900

Machinery 2.91%
Timken Co. (The)	698,966	33,725
Wabtec Corp.	661,865	55,524
Total		89,249

Marine 1.25%
Kirby Corp.*	543,389	38,363

Media 2.85%
AMC Networks, Inc. Class A*	381,308	22,756
Live Nation Entertainment, Inc.*	986,128	31,714
New York Times Co. (The) Class A	2,289,484	33,083
Total		87,553

Metals & Mining 2.32%
Reliance Steel & Aluminum Co.	776,200	61,180
United States Steel Corp.	452,099	10,091
Total		71,271

Multi-Line Retail 0.99%
Nordstrom, Inc.	631,631	30,489

Multi-Utilities 3.87%
Black Hills Corp.	555,120	37,759
CMS Energy Corp.	998,499	45,332
NiSource, Inc.	1,466,124	35,554
Total		118,645

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND April 30, 2017

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 3.68%
Carrizo Oil & Gas, Inc.*	761,024	$19,140
Cimarex Energy Co.	255,805	29,847
EQT Corp.	411,195	23,907
Rice Energy, Inc.*	1,878,678	39,997
Total		112,891

Pharmaceuticals 0.67%
Prestige Brands Holdings, Inc.*	356,001	20,438

Professional Services 1.01%
Robert Half International, Inc.	670,846	30,892

Road & Rail 2.42%
Genesee & Wyoming, Inc. Class A*	489,034	33,137
Old Dominion Freight Line, Inc.	464,800	41,144
Total		74,281

Semiconductors & Semiconductor Equipment 4.10%
Cypress Semiconductor Corp.	571,221	8,003
MACOM Technology Solutions Holdings, Inc.*	1,010,321	49,384
Qorvo, Inc.*	487,545	33,168
Synaptics, Inc.*	640,376	35,073
Total		125,628

Software 0.77%
FireEye, Inc.*	1,893,111	23,683

Specialty Retail 0.74%
Urban Outfitters, Inc.*	989,731	22,645

Textiles, Apparel & Luxury Goods 1.59%
Steven Madden Ltd.*	1,284,902	48,890

Thrifts & Mortgage Finance 0.97%
Essent Group Ltd.*	801,617	29,668
Investments	Shares	Fair Value (000)
Trading Companies & Distributors 1.42%
Beacon Roofing Supply, Inc.*	624,929	$30,977
Triton International Ltd.	406,103	12,431
Total		43,408

Water Utilities 1.30%
American Water Works Co., Inc.	499,371	39,830
Total Common Stocks (cost $2,334,319,121)		2,961,922

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.24%

Repurchase Agreement
Repurchase Agreement dated 4/28/2017, 0.09% due 5/1/2017 with Fixed Income Clearing Corp. collateralized by $69,070,000 of U.S. Treasury Note at 2.00% due 12/31/2021; value: $70,135,267; proceeds: $68,759,832 (cost $68,759,316)	$68,759	68,759
Total Investments in Securities 98.80% (cost $2,403,078,437)		3,030,681
Other Assets in Excess of Liabilities 1.20%		36,658
Net Assets 100.00%		$3,067,339

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

VALUE OPPORTUNITIES FUND April 30, 2017

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,961,922	$–	$–	$2,961,922
Repurchase Agreement	–	68,759	–	68,759
Total	$2,961,922	$68,759	$–	$3,030,681

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2017.

See Notes to Financial Statements.	59

Statements of Assets and Liabilities (unaudited)

April 30, 2017

	Alpha Strategy	Fundamental	Global Core
	Fund	Equity Fund	Equity Fund
ASSETS:
Investments in securities, at cost	$–	$2,314,726,121	$3,244,940
Investments in Underlying Funds, at cost	1,058,691,134	–	–
Investments in securities, at fair value	–	$2,761,360,441	$3,435,030
Investments in Underlying Funds, at value	$1,119,943,087	–	–
Cash	–	–	23,556
Segregated cash held at custodian	–	–	–
Foreign cash, at value (cost $0, $0, $9,536, $0, $430,681, $3,099,630, $4,388,291 and $0, respectively)	–	–	9,648
Receivables:
Investment securities sold	–	39,437,382	43,544
Capital shares sold	1,234,286	1,667,633	5,000
Interest and dividends	–	3,336,171	7,479
From advisor (See Note 3)	–	–	12,199
Investments in Underlying Funds sold	1,504,794	–	–
Unrealized appreciation on forward foreign currency exchange contracts	–	–	1,601
Prepaid expenses and other assets	84,875	119,292	52,480
Total assets	1,122,767,042	2,805,920,919	3,590,537
LIABILITIES:
Payables:
Investment securities purchased	–	21,734,487	58,628
Capital shares reacquired	3,079,583	5,064,595	–
Management fee	–	1,221,275	1,955
12b-1 distribution plan	389,286	1,052,776	368
Trustees’ fees	143,673	736,319	7
Fund administration	36,534	91,455	112
To bank	373,184	–	–
Offering costs	–	–	15,329
Unrealized depreciation on forward foreign currency exchange contracts	–	–	6,296
Options written outstanding, at value (Premiums received $1,064,000)	–	–	–
Accrued expenses	375,195	907,941	20,280
Total liabilities	4,397,455	30,808,848	102,975
NET ASSETS	$1,118,369,587	$2,775,112,071	$3,487,562
COMPOSITION OF NET ASSETS:
Paid-in capital	$977,649,830	$2,176,665,322	$3,308,245
Undistributed (distributions in excess of) net investment income	(3,464,065)	8,871,326	14,083
Accumulated net realized gain (loss) on investments, options and foreign currency related transactions	82,931,869	142,941,103	(20,213)
Net unrealized appreciation on investments, investments, options and translation of assets and liabilities denominated in foreign currencies	61,251,953	446,634,320	185,447
Net Assets	$1,118,369,587	$2,775,112,071	$3,487,562

60	See Notes to Financial Statements.

	International	International	International	Value
Growth	Core Equity	Dividend	Opportunities	Opportunities
Leaders Fund	Fund	Income Fund	Fund	Fund

$1,957,479,709	$586,254,370	$1,012,573,495	$485,438,392	$2,403,078,437
–	–	–	–	–
$2,216,970,974	$636,747,857	$1,070,223,932	$561,811,700	$3,030,681,374
–	–	–	–	–
–	–	–	–	–
–	1,220,000	3,820,000	2,642,328	–

–	435,068	3,106,251	4,464,548	–

64,140,181	1,726,116	10,166,115	5,795,159	57,356,124
4,106,280	6,393,449	767,149	4,877,131	9,839,245
349,846	3,324,904	4,309,324	1,680,014	559,311
171,105	64,640	34,844	–	–
–	–	–	–	–

–	2,385,929	5,488,679	1,116,904	–
52,973	74,163	60,116	77,883	231,024
2,285,791,359	652,372,126	1,097,976,410	582,465,667	3,098,667,078

63,592,781	6,706,058	17,800,318	10,374,632	16,113,359
3,453,089	744,197	1,781,567	5,504,772	11,506,509
973,320	351,976	612,088	338,114	1,763,800
770,850	68,749	168,936	79,506	833,664
119,362	131,367	199,668	71,692	379,281
71,290	20,113	35,138	18,033	100,955
–	–	–	–	–
–	–	–	–	–

–	2,225,932	6,300,907	3,959,181	–

–	–	–	714,000	–
538,964	238,239	432,991	268,601	630,241
69,519,656	10,486,631	27,331,613	21,328,531	31,327,809
$2,216,271,703	$641,885,495	$1,070,644,797	$561,137,136	$3,067,339,269

$1,917,132,320	$833,846,324	$1,472,504,935	$493,592,890	$2,348,632,323

(2,665,491)	3,205,933	738,672	(1,175,284)	2,230,645

42,313,609	(245,789,086)	(459,450,918)	(5,235,030)	88,873,364

259,491,265	50,622,324	56,852,108	73,954,560	627,602,937
$2,216,271,703	$641,885,495	$1,070,644,797	$561,137,136	$3,067,339,269

See Notes to Financial Statements.	61

Statements of Assets and Liabilities (unaudited)(concluded)

April 30, 2017

	Alpha Strategy	Fundamental	Global Core
	Fund	Equity Fund	Equity Fund

Net assets by class:
Class A Shares	$499,848,412	$1,613,881,009	$1,330,276
Class B Shares	$2,796,179	$9,271,260	–
Class C Shares	$245,593,418	$515,117,533	$26,794
Class F Shares	$263,110,356	$326,735,023	$1,033,610
Class F3 Shares	$10,219	$10,032	$10,269
Class I Shares	$65,139,405	$128,521,369	$1,033,901
Class P Shares	–	$9,923,206	–
Class R2 Shares	$2,677,604	$7,884,015	$10,532
Class R3 Shares	$34,289,692	$154,670,869	$10,535
Class R4 Shares	$1,097,467	$3,393,468	$10,543
Class R5 Shares	$86,033	$483,100	$10,550
Class R6 Shares	$3,720,802	$5,221,187	$10,552
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	19,059,793	122,428,286	126,180
Class B Shares	120,748	770,110	–
Class C Shares	10,781,789	43,304,561	2,546
Class F Shares	9,993,752	25,014,973	98,000
Class F3 Shares	382.41	755.28	972.76
Class I Shares	2,438,109	9,696,719	98,000
Class P Shares	–	766,067	–
Class R2 Shares	105,007	610,556	1,000
Class R3 Shares	1,336,918	11,920,586	1,000
Class R4 Shares	41,911	258,339	1,000
Class R5 Shares	3,218	36,440	1,000
Class R6 Shares	139,234	393,009	1,000
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$26.23	$13.18	$10.54
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$27.83	$13.98	$11.18
Class B Shares-Net asset value	$23.16	$12.04	–
Class C Shares-Net asset value	$22.78	$11.90	$10.52
Class F Shares-Net asset value	$26.33	$13.06	$10.55
Class F3 Shares-Net asset value	$26.72	$13.28	$10.56
Class I Shares-Net asset value	$26.72	$13.25	$10.55
Class P Shares-Net asset value	–	$12.95	–
Class R2 Shares-Net asset value	$25.50	$12.91	$10.53
Class R3 Shares-Net asset value	$25.65	$12.98	$10.54
Class R4 Shares-Net asset value	$26.19	$13.14	$10.54
Class R5 Shares-Net asset value	$26.73	$13.26	$10.55
Class R6 Shares-Net asset value	$26.72	$13.29	$10.55

62	See Notes to Financial Statements.

	International	International	International	Value
Growth	Core Equity	Dividend	Opportunities	Opportunities
Leaders Fund	Fund	Income Fund	Fund	Fund

$677,304,825	$233,947,786	$365,513,471	$146,974,215	$1,037,003,552
$1,218,132	$1,718,581	–	$729,536	$5,022,563
$479,811,248	$27,214,008	$72,580,144	$26,326,241	$358,496,029
$932,906,221	$65,368,277	$110,799,999	$111,870,290	$981,372,194
$10,225	$10,357	$10,160	$10,482	$10,056
$86,496,623	$283,755,267	$505,551,073	$242,906,064	$391,530,467
–	$84,359	–	$237,158	$35,151,784
$1,453,009	$743,862	$699,558	$4,081,804	$8,796,417
$13,326,208	$13,477,652	$12,798,666	$8,787,293	$96,924,557
$3,274,125	$221,847	$20,814	$2,634,546	$10,126,524
$5,174,962	$33,954	$9,749	$3,365,904	$50,693,845
$15,296,125	$15,309,545	$2,661,163	$13,213,603	$92,211,281

27,108,978	18,461,843	51,406,731	8,122,004	52,914,017
50,379	135,898	–	42,539	283,309
20,059,680	2,168,015	10,297,749	1,555,340	20,217,647
37,017,545	5,193,365	15,542,091	6,238,317	49,198,643
403	810.37	1,422	563.38	494
3,415,442	22,230,468	70,733,870	13,089,492	19,267,431
–	6,653	–	12,856	1,821,432
58,430	58,827	96,336	229,005	464,468
538,058	1,079,797	1,782,809	494,243	5,073,213
131,021	17,550	2,930	146,000	517,086
204,290	2,665	1,366	181,433	2,494,069
603,082	1,198,348	372,432	710,334	4,527,266

$24.98	$12.67	$7.11	$18.10	$19.60

$26.50	$13.44	$7.54	$19.20	$20.80
$24.18	$12.65	–	$17.15	$17.73
$23.92	$12.55	$7.05	$16.93	$17.73
$25.20	$12.59	$7.13	$17.93	$19.95
$25.37	$12.78	$7.14	$18.61	$20.36
$25.33	$12.76	$7.15	$18.56	$20.32
–	$12.68	–	$18.45	$19.30
$24.87	$12.64	$7.26	$17.82	$18.94
$24.77	$12.48	$7.18	$17.78	$19.11
$24.99	$12.64	$7.10	$18.04	$19.58
$25.33	$12.74	$7.14	$18.55	$20.33
$25.36	$12.78	$7.15	$18.60	$20.37

See Notes to Financial Statements.	63

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2017

	Alpha Strategy	Fundamental	Global Core
	Fund	Equity Fund	Equity Fund*
Investment income:
Dividends (net of foreign withholding taxes of $0, $0, $1,343, $0, $699,526, $2,038,819, $416,488 and $0, respectively)	$–	$32,896,683	$22,839
Dividends received from Underlying Funds	2,515,441	–	–
Interest and other	12,572	8,367	6
Interest earned from Interfund Lending (See Note 11)	–	762	–
Total investment income	2,528,013	32,905,812	22,845
Expenses:
Management fee	562,637	7,644,238	6,578
12b-1 distribution plan-Class A	631,527	2,085,184	884
12b-1 distribution plan-Class B	18,812	65,848	–
12b-1 distribution plan-Class C	1,286,432	2,711,853	41
12b-1 distribution plan-Class F	124,490	160,464	283
12b-1 distribution plan-Class P	–	24,093	–
12b-1 distribution plan-Class R2	7,938	24,784	17
12b-1 distribution plan-Class R3	86,143	397,365	14
12b-1 distribution plan-Class R4	653	1,480	7
Shareholder servicing	778,856	1,802,980	651
Fund administration	225,054	573,851	376
Reports to shareholders	48,742	147,359	359
Registration	70,292	76,908	1,481
Custody	10,331	22,812	10,767
Trustees’ fees	14,177	36,001	13
Professional	19,111	33,076	13,215
Subsidy (See Note 3)	–	15,671	–
Offering costs	–	–	10,413
Other	18,914	68,675	2,016
Gross expenses	3,904,109	15,892,642	47,115
Expense reductions (See Note 9)	(3,690)	(9,507)	(9)
Expenses assumed by Underlying Funds (See Note 3)	(344,854)	–	–
Fees waived and expenses reimbursed (See Note 3)	(562,637)	–	(38,344)
Net expenses	2,992,928	15,883,135	8,762
Net investment income (loss)	(464,915)	17,022,677	14,083
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	57,871,335	–	–
Net realized gain (loss) on investments (net of foreign capital gains tax of $0, $0, $0, $0, $0, $0, $360,930 and $0, respectively)	–	196,867,591	(15,688)
Net realized gain (loss) on options and foreign currency related transactions	–	–	(4,525)
Net realized gain on investments and Underlying Funds	35,571,791	–	–
Net change in unrealized appreciation/depreciation on investments	–	79,217,662	190,090
Net change in unrealized appreciation/depreciation on investments and Underlying Funds	44,533,778	–	–
Net change in unrealized appreciation/depreciation on options and translation of assets and liabilities denominated in foreign currencies	–	–	(4,643)
Net realized and unrealized gain	137,976,904	276,085,253	165,234
Net Increase in Net Assets Resulting From Operations	$137,511,989	$293,107,930	$179,317
*	For the period January 17, 2017 (commencement of operations) to April 30, 2017.

64	See Notes to Financial Statements.

	International	International	International	Value
Growth	Core Equity	Dividend	Opportunities	Opportunities
Leaders Fund	Fund	Income Fund	Fund	Fund

$8,374,878	$7,070,486	$24,199,907	$4,428,876	$21,495,851
–	–	–	–	–
4,667	–	797,281	401	14,501
1,327	372	1,815	340	3,616
8,380,872	7,070,858	24,999,003	4,429,617	21,513,968

5,823,767	1,872,576	4,279,228	2,016,068	10,408,709
885,199	298,048	477,509	173,448	1,303,568
9,103	12,091	–	5,186	32,713
2,368,291	141,109	382,963	122,862	1,781,447
411,776	30,708	54,810	43,814	420,458
–	201	–	627	82,978
3,948	1,850	1,995	8,924	19,769
32,868	33,783	31,483	33,930	252,880
2,250	61	14	2,601	7,338
1,114,899	383,896	462,319	292,770	1,692,522
426,230	107,004	248,079	107,524	594,761
104,303	39,188	36,149	25,054	126,234
95,514	66,052	62,922	67,888	115,434
19,620	67,024	206,681	107,843	20,666
26,562	6,397	16,648	6,840	35,313
27,495	44,032	44,936	38,121	31,869
15,325	37,472	166,379	73,878	80,820
–	–	–	–	–
46,987	30,528	55,270	32,891	56,236
11,414,137	3,172,020	6,527,385	3,160,269	17,063,715
(7,053)	(1,140)	(2,098)	(951)	(9,043)
–	–	–	–	–
(1,090,728)	(455,029)	(418,505)	–	–
10,316,356	2,715,851	6,106,782	3,159,318	17,054,672
(1,935,484)	4,355,007	18,892,221	1,270,299	4,459,296

–	–	–	–	–

111,945,995	854,967	(30,959,136)	21,305,141	92,796,188

–	(432,640)	3,424,344	(545,037)	–

–	–	–	–	–

122,409,644	35,929,358	102,456,467	44,672,389	156,641,489

–	–	–	–	–

–	538,626	(1,783,547)	(455,650)	–
234,355,639	36,890,311	73,138,128	64,976,843	249,437,677

$232,420,155	$41,245,318	$92,030,349	$66,247,142	$253,896,973

See Notes to Financial Statements.	65

Statements of Changes in Net Assets

	Alpha Strategy Fund
	For the Six Months	For the
	Ended April 30, 2017	Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	October 31, 2016
Operations:
Net investment income (loss)	$(464,915)	$(2,901,644)
Capital gain distributions received from Underlying Funds	57,871,335	112,214,138
Net realized gain (loss) on investments, options and foreign currency related transactions	–	–
Net realized gain on investments and Underlying Funds	35,571,791	21,721,025
Net change in unrealized appreciation/depreciation on investments, options written and translation of assets and liabilities denominated in foreign currencies	–	–
Net change in unrealized appreciation/depreciation on investments and Underlying Funds	44,533,778	(121,674,817)
Net increase in net assets resulting from operations	137,511,989	9,358,702
Distributions to shareholders from:
Net investment income
Class A	–	(3,540,518)
Class B	–	–
Class C	–	–
Class F	–	(2,025,531)
Class I	–	(368,660)
Class P	–	–
Class R2	–	(6,227)
Class R3	–	(146,537)
Class R4	–	(71)
Class R5	–	(81)
Class R6	–	(83)
Net realized gain
Class A	(55,318,828)	(72,940,775)
Class B	(508,140)	(1,311,490)
Class C	(32,030,506)	(44,116,897)
Class F	(26,130,404)	(33,387,144)
Class I	(7,340,823)	(5,349,136)
Class P	–	–
Class R2	(298,197)	(357,484)
Class R3	(3,825,073)	(4,805,885)
Class R4	(40,486)	(1,198)
Class R5	(1,052)	(1,183)
Class R6	(80,661)	(1,182)
Total distributions to shareholders	(125,574,170)	(168,360,082)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	184,381,245	225,073,813
Reinvestment of distributions	107,105,886	142,586,198
Cost of shares reacquired	(299,341,118)	(354,558,513)
Net increase (decrease) in net assets resulting from capital share transactions	(7,853,987)	13,101,498
Net increase (decrease) in net assets	4,083,832	(145,899,882)
NET ASSETS:
Beginning of period	$1,114,285,755	$1,260,185,637
End of period	$1,118,369,587	$1,114,285,755
Undistributed (distributions in excess of) net investment income	$(3,464,065)	$(2,999,150)

66	See Notes to Financial Statements.

Fundamental Equity Fund		Global Core Equity Fund
For the Six Months	For the	For the Six Months
Ended April 30, 2017	Year Ended	Ended April 30, 2017*
(unaudited)	October 31, 2016	(unaudited)

$17,022,677	$45,475,201	$14,083
–	–	–

196,867,591	131,982,500	(20,213)
–	–	–

79,217,662	(67,930,253)	185,447

–	–	–
293,107,930	109,527,448	179,317

(25,173,661)	(25,637,542)	–
(102,842)	(140,661)	–
(4,948,705)	(4,078,407)	–
(5,204,051)	(5,816,644)	–
(2,486,080)	(3,639,747)	–
(148,944)	(147,160)	–
(94,171)	(93,933)	–
(2,055,670)	(2,043,594)	–
(2,106)	(142)	–
(2,310)	(153)	–
(7,568)	(154)	–

(60,367,654)	(169,563,148)	–
(619,571)	(2,635,889)	–
(21,921,732)	(65,139,785)	–
(11,296,010)	(34,565,047)	–
(5,102,200)	(19,814,462)	–
(410,518)	(1,186,895)	–
(296,884)	(917,197)	–
(5,891,910)	(17,448,912)	–
(4,501)	(840)	–
(4,692)	(835)	–
(15,303)	(835)	–
(146,157,083)	(352,871,982)	–

235,341,659	220,760,807	3,308,245
133,849,976	322,229,904	–
(578,141,236)	(1,136,868,787)	–

(208,949,601)	(593,878,076)	3,308,245
(61,998,754)	(837,222,610)	3,487,562

$2,837,110,825	$3,674,333,435	$–
$2,775,112,071	$2,837,110,825	$3,487,562

$8,871,326	$32,074,757	$14,083
*	For the period January 17, 2017 (commencement of operations) to April 30, 2017.

See Notes to Financial Statements.	67

Statements of Changes in Net Assets (continued)

	Growth Leaders Fund
	For the Six Months	For the
	Ended April 30, 2017	Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	October 31, 2016
Operations:
Net investment income (loss)	$(1,935,484)	$213,354
Capital gain distributions received from Underlying Funds	–	–
Net realized gain (loss) on investments, options and foreign currency related transactions	111,945,995	(36,013,707)
Net realized gain on investments and Underlying Funds	–	–
Net change in unrealized appreciation/depreciation on investments, options written and translation of assets and liabilities denominated in foreign currencies	122,409,644	9,283,304
Net change in unrealized appreciation/depreciation on investments and Underlying Funds	–	–
Net increase (decrease) in net assets resulting from operations	232,420,155	(26,517,049)
Distributions to shareholders from:
Net investment income
Class A	–	–
Class B	–	–
Class C	–	–
Class F	–	–
Class I	–	–
Class P	–	–
Class R2	–	–
Class R3	–	–
Class R4	–	–
Class R5	–	–
Class R6	–	–
Net realized gain
Class A	–	(35,621,327)
Class B	–	(178,478)
Class C	–	(20,530,447)
Class F	–	(34,683,777)
Class I	–	(4,426,828)
Class P	–	–
Class R2	–	(42,130)
Class R3	–	(630,934)
Class R4	–	(470)
Class R5	–	(466)
Class R6	–	(11,055)
Total distributions to shareholders	–	(96,125,912)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	457,360,738	1,047,526,269
Reinvestment of distributions	–	82,564,474
Cost of shares reacquired	(592,900,878)	(892,874,146)
Net increase (decrease) in net assets resulting from capital share transactions	(135,540,140)	237,216,597
Net increase (decrease) in net assets	96,880,015	114,573,636
NET ASSETS:
Beginning of period	$2,119,391,688	$2,004,818,052
End of period	$2,216,271,703	$2,119,391,688
Undistributed (distributions in excess of) net investment income	$(2,665,491)	$(730,007)

68	See Notes to Financial Statements.

International Core Equity Fund		International Dividend Income Fund
For the Six Months	For the	For the Six Months	For the
Ended April 30, 2017	Year Ended	Ended April 30, 2017	Year Ended
(unaudited)	October 31, 2016	(unaudited)	October 31, 2016

$4,355,007	$11,556,075	$18,892,221	$60,844,239
–	–	–	–

422,327	(37,266,598)	(27,534,792)	(244,286,740)
–	–	–	–

36,467,984	7,224,481	100,672,920	135,423,840

–	–	–	–

41,245,318	(18,486,042)	92,030,349	(48,018,661)

(5,326,381)	(4,327,062)	(6,375,065)	(16,343,755)
(31,492)	(14,972)	–	–
(420,035)	(216,668)	(983,588)	(2,751,461)
(1,455,989)	(901,673)	(1,945,352)	(4,596,054)
(3,938,350)	(952,923)	(10,870,720)	(32,191,585)
(1,887)	(1,208)	–	–
(9,725)	(5,473)	(9,825)	(23,851)
(294,578)	(175,489)	(195,819)	(385,952)
(206)	(138)	(251)	(304)
(227)	(149)	(169)	(326)
(270,198)	(151)	(26,692)	(326)
–	–	–	–

–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
(11,749,068)	(6,595,906)	(20,407,481)	(56,293,614)

186,859,292	188,432,563	85,262,858	142,481,586
11,216,982	6,187,992	19,586,517	54,232,406
(133,328,986)	(155,767,927)	(447,429,499)	(909,403,451)

64,747,288	38,852,628	(342,580,124)	(712,689,459)
94,243,538	13,770,680	(270,957,256)	(817,001,734)

$547,641,957	$533,871,277	$1,341,602,053	$2,158,603,787
$641,885,495	$547,641,957	$1,070,644,797	$1,341,602,053

$3,205,933	$10,599,994	$738,672	$2,253,932

See Notes to Financial Statements.	69

Statements of Changes in Net Assets (concluded)

	International Opportunities Fund
	For the Six Months	For the
	Ended April 30, 2017	Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	October 31, 2016
Operations:
Net investment income (loss)	$1,270,299	$5,372,649
Capital gain distributions received from Underlying Funds	–	–
Net realized gain (loss) on investments, options and foreign currency related transactions	20,760,104	(21,269,627)
Net realized gain on investments and Underlying Funds	–	–
Net change in unrealized appreciation/depreciation on investments, options written and translation of assets and liabilities denominated in foreign currencies	44,216,739	7,991,575
Net change in unrealized appreciation/depreciation on investments and Underlying Funds	–	–
Net increase (decrease) in net assets resulting from operations	66,247,142	(7,905,403)
Distributions to shareholders from:
Net investment income
Class A	(1,014,524)	(1,050,238)
Class B	–	–
Class C	–	(18,260)
Class F	(725,716)	(938,607)
Class I	(2,470,038)	(2,334,522)
Class P	(1,121)	(1,464)
Class R2	(15,577)	(5,781)
Class R3	(108,350)	(41,103)
Class R4	(16,612)	(68)
Class R5	(26,598)	(78)
Class R6	(22,874)	(118)
Net realized gain
Class A	–	(6,077,165)
Class B	–	(92,296)
Class C	–	(1,231,535)
Class F	–	(4,392,710)
Class I	–	(10,107,379)
Class P	–	(17,397)
Class R2	–	(38,773)
Class R3	–	(337,158)
Class R4	–	(347)
Class R5	–	(338)
Class R6	–	(502)
Total distributions to shareholders	(4,401,410)	(26,685,839)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	99,270,828	162,415,053
Reinvestment of distributions	4,117,625	24,801,645
Cost of shares reacquired	(169,413,581)	(208,561,854)
Net increase (decrease) in net assets resulting from capital share transactions	(66,025,128)	(21,345,156)
Net increase (decrease) in net assets	(4,179,396)	(55,936,398)
NET ASSETS:
Beginning of period	$565,316,532	$621,252,930
End of period	$561,137,136	$565,316,532
Undistributed (distributions in excess of) net investment income	$(1,175,284)	$1,955,827

70	See Notes to Financial Statements.

Value Opportunities Fund
For the Six Months	For the
Ended April 30, 2017	Year Ended
(unaudited)	October 31, 2016

$4,459,296	$1,588,832
–	–

92,796,188	157,322,302
–	–

156,641,489	(55,911,286)

–	–

253,896,973	102,999,848

–	–
–	–
–	–
(744,559)	–
(875,266)	–
–	–
–	–
–	–
(2,857)	–
(83,687)	–
(122,483)	–

(57,219,828)	(72,951,605)
(455,599)	(870,863)
(21,417,677)	(27,261,109)
(39,955,662)	(38,590,474)
(26,858,098)	(38,495,440)
(2,180,705)	(3,022,260)
(381,708)	(516,346)
(6,001,389)	(8,254,498)
(194,885)	(689)
(2,454,897)	(669)
(3,441,365)	(2,015,955)
(162,390,665)	(191,979,908)

751,939,419	649,722,205
152,980,522	179,896,069
(603,735,553)	(768,820,227)

301,184,388	60,798,047
392,690,696	(28,182,013)

$2,674,648,573	$2,702,830,586
$3,067,339,269	$2,674,648,573

$2,230,645	$(399,799)

See Notes to Financial Statements.	71

Financial Highlights

ALPHA STRATEGY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2017(c)	$25.94	$ 0.01	$3.21	$ 3.22	$ –	$(2.93)	$(2.93)
10/31/2016	29.79	(0.03)	0.19	0.16	(0.19)	(3.82)	(4.01)
10/31/2015	32.40	0.02	0.78	0.80	(0.48)	(2.93)	(3.41)
10/31/2014	32.63	0.02	2.16	2.18	(1.29)	(1.12)	(2.41)
10/31/2013	24.71	0.09	8.92	9.01	(0.04)	(1.05)	(1.09)
10/31/2012	22.72	(0.01)	2.07	2.06	–	(0.07)	(0.07)
Class B
4/30/2017(c)	23.30	(0.07)	2.86	2.79	–	(2.93)	(2.93)
10/31/2016	27.16	(0.18)	0.14	(0.04)	–	(3.82)	(3.82)
10/31/2015	29.77	(0.17)	0.70	0.53	(0.21)	(2.93)	(3.14)
10/31/2014	30.16	(0.19)	1.98	1.79	(1.06)	(1.12)	(2.18)
10/31/2013	23.05	(0.09)	8.25	8.16	–	(1.05)	(1.05)
10/31/2012	21.36	(0.17)	1.93	1.76	–	(0.07)	(0.07)
Class C
4/30/2017(c)	22.96	(0.08)	2.83	2.75	–	(2.93)	(2.93)
10/31/2016	26.83	(0.19)	0.14	(0.05)	–	(3.82)	(3.82)
10/31/2015	29.51	(0.19)	0.71	0.52	(0.27)	(2.93)	(3.20)
10/31/2014	29.95	(0.20)	1.98	1.78	(1.10)	(1.12)	(2.22)
10/31/2013	22.89	(0.10)	8.21	8.11	–	(1.05)	(1.05)
10/31/2012	21.21	(0.18)	1.93	1.75	–	(0.07)	(0.07)
Class F
4/30/2017(c)	26.01	0.02	3.23	3.25	–	(2.93)	(2.93)
10/31/2016	29.87	0.02	0.17	0.19	(0.23)	(3.82)	(4.05)
10/31/2015	32.49	0.07	0.78	0.85	(0.54)	(2.93)	(3.47)
10/31/2014	32.71	0.06	2.17	2.23	(1.33)	(1.12)	(2.45)
10/31/2013	24.77	0.14	8.93	9.07	(0.08)	(1.05)	(1.13)
10/31/2012	22.74	0.03	2.07	2.10	–	(0.07)	(0.07)
Class F3
4/4/2017 to 4/30/2017(c)(e)	26.15	–	0.57	0.57	–	–	–
Class I
4/30/2017(c)	26.34	0.04	3.27	3.31	–	(2.93)	(2.93)
10/31/2016	30.20	0.02	0.20	0.22	(0.26)	(3.82)	(4.08)
10/31/2015	32.81	0.11	0.78	0.89	(0.57)	(2.93)	(3.50)
10/31/2014	33.01	0.10	2.18	2.28	(1.36)	(1.12)	(2.48)
10/31/2013	24.99	0.17	9.01	9.18	(0.11)	(1.05)	(1.16)
10/31/2012	22.92	0.06	2.08	2.14	–	(0.07)	(0.07)
Class R2
4/30/2017(c)	25.34	(0.04)	3.13	3.09	–	(2.93)	(2.93)
10/31/2016	29.16	(0.11)	0.18	0.07	(0.07)	(3.82)	(3.89)
10/31/2015	31.81	(0.07)	0.75	0.68	(0.40)	(2.93)	(3.33)
10/31/2014	32.07	(0.09)	2.13	2.04	(1.18)	(1.12)	(2.30)
10/31/2013	24.35	0.04	8.73	8.77	–	(1.05)	(1.05)
10/31/2012	22.47	(0.09)	2.04	1.95	–	(0.07)	(0.07)

72	See Notes to Financial Statements.

			Ratios to Average Net Assets:*						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$26.23	12.97	(d)	0.20	(d)	0.28	(d)	0.03	(d)	$499,848	5.55	(d)
25.94	0.91		0.27		0.55		(0.10)		507,241	12.50
29.79	2.54		0.25		0.53		0.08		580,945	8.24
32.40	6.89		0.25		0.53		0.07		586,429	5.42
32.63	37.98		0.25		0.54		0.33		567,124	8.12
24.71	9.12		0.25		0.57		(0.05)		421,927	3.84

23.16	12.56	(d)	0.57	(d)	0.65	(d)	(0.30	)(d)	2,796	5.55	(d)
23.30	0.16		1.02		1.30		(0.80)		4,709	12.50
27.16	1.76		1.00		1.28		(0.61)		9,907	8.24
29.77	6.09		1.00		1.28		(0.65)		16,870	5.42
30.16	36.93		1.00		1.29		(0.36)		22,883	8.12
23.05	8.29		1.00		1.32		(0.78)		21,776	3.84

22.78	12.57	(d)	0.57	(d)	0.65	(d)	(0.34	)(d)	245,593	5.55	(d)
22.96	0.12		1.02		1.30		(0.84)		265,906	12.50
26.83	1.76		1.00		1.28		(0.67)		314,946	8.24
29.51	6.09		1.00		1.27		(0.68)		318,668	5.42
29.95	36.97		0.99		1.28		(0.40)		294,780	8.12
22.89	8.30		0.99		1.31		(0.79)		223,165	3.84

26.33	13.06	(d)	0.12	(d)	0.20	(d)	0.09	(d)	263,110	5.55	(d)
26.01	1.05		0.12		0.40		0.06		230,558	12.50
29.87	2.68		0.10		0.38		0.23		271,865	8.24
32.49	7.05		0.10		0.38		0.20		267,679	5.42
32.71	38.19		0.10		0.39		0.49		197,939	8.12
24.77	9.28		0.10		0.42		0.12		140,860	3.84

26.72	2.18	(d)	0.01	(d)(e)	0.01	(d)(e)	(0.01	)(d)(e)	10	5.55	(d)

26.72	13.13	(d)	0.07	(d)	0.15	(d)	0.15	(d)	65,139	5.55
26.34	1.15		0.02		0.30		0.09		67,982	12.50
30.20	2.78		0.00		0.28		0.36		43,135	8.24
32.81	7.14		0.00		0.28		0.31		52,339	5.42
33.01	38.32		0.00		0.29		0.60		44,998	8.12
24.99	9.39		0.00		0.32		0.24		18,677	3.84

25.50	12.75	(d)	0.37	(d)	0.45	(d)	(0.15	)(d)	2,678	5.55	(d)
25.34	0.57		0.62		0.90		(0.45)		2,704	12.50
29.16	2.16		0.60		0.88		(0.22)		2,704	8.24
31.81	6.55		0.60		0.88		(0.30)		3,479	5.42
32.07	37.49		0.60		0.89		0.14		2,738	8.12
24.35	8.73		0.60		0.92		(0.39)		2,982	3.84

See Notes to Financial Statements.	73

Financial Highlights (concluded)

ALPHA STRATEGY FUND

		Per Share Operating Performance:
		Investment operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
4/30/2017(c)	$25.46	$(0.02)	$ 3.14		$ 3.12	$ –	$(2.93)	$(2.93)
10/31/2016	29.30	(0.09)	0.19		0.10	(0.12)	(3.82)	(3.94)
10/31/2015	31.93	(0.05)	0.76		0.71	(0.41)	(2.93)	(3.34)
10/31/2014	32.18	(0.05)	2.13		2.08	(1.21)	(1.12)	(2.33)
10/31/2013	24.41	0.04	8.78		8.82	–	(1.05)	(1.05)
10/31/2012	22.50	(0.07)	2.05		1.98	–	(0.07)	(0.07)
Class R4
4/30/2017(c)	25.90	(0.01)	3.23		3.22	–	(2.93)	(2.93)
10/31/2016	29.79	(0.07)	0.23		0.16	(0.23)	(3.82)	(4.05)
6/30/2015 to 10/31/2015(f)	31.87	(0.03)	(2.05	)(g)	(2.08)	–	–	–
Class R5
4/30/2017(c)	26.35	–	3.31		3.31	–	(2.93)	(2.93)
10/31/2016	30.20	0.04	0.19		0.23	(0.26)	(3.82)	(4.08)
6/30/2015 to 10/31/2015(f)	32.28	–	(2.08	)(g)	(2.08)	–	–	–
Class R6
4/30/2017(c)	26.34	0.02	3.29		3.31	–	(2.93)	(2.93)
10/31/2016	30.20	– (i)	0.23		0.23	(0.27)	(3.82)	(4.09)
6/30/2015 to 10/31/2015(f)	32.28	– (i)	(2.08	)(g)	(2.08)	–	–	–

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on April 4, 2017.
(f)	Commenced on June 30, 2015.
(g)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(h)	Annualized.
(i)	Amount less than $0.01.

74	See Notes to Financial Statements.

			Ratios to Average Net Assets:*						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$25.65	12.81	(d)	0.32	(d)	0.40	(d)	(0.10	)(d)	$34,290	5.55	(d)
25.46	0.68		0.52		0.80		(0.35)		34,223	12.50
29.30	2.28		0.50		0.78		(0.17)		36,656	8.24
31.93	6.62		0.50		0.78		(0.15)		36,695	5.42
32.18	37.60		0.50		0.79		0.13		34,574	8.12
24.41	8.85		0.50		0.82		(0.30)		29,663	3.84

26.19	12.99	(d)	0.21	(d)	0.28	(d)	(0.06	)(d)	1,097	5.55	(d)
25.90	0.91		0.28		0.55		(0.27)		278	12.50
29.79	(6.53	)(d)	0.25	(h)	0.53	(h)	(0.25	)(h)	9	8.24

26.73	13.12	(d)	0.08	(d)	0.15	(d)	0.01	(d)	86	5.55	(d)
26.35	1.19		–		0.30		0.16		9	12.50
30.20	(6.44	)(d)	0.00	(h)	0.28	(h)	0.00	(h)	9	8.24

26.72	13.13	(d)	0.04	(d)	0.09	(d)	0.08	(d)	3,721	5.55	(d)
26.34	1.17		0.03		0.17		(0.01)		675	12.50
30.20	(6.44	)(d)	0.00	(h)	0.12	(h)	0.03	(h)	9	8.24

See Notes to Financial Statements.	75

Financial Highlights

FUNDAMENTAL EQUITY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2017(c)	$12.54	$ 0.09	$1.21	$1.30	$(0.19)	$(0.47)	$(0.66)
10/31/2016	13.32	0.19	0.34	0.53	(0.17)	(1.14)	(1.31)
10/31/2015	16.00	0.15	0.04	0.19	(0.10)	(2.77)	(2.87)
10/31/2014	16.83	0.07	1.67	1.74	(0.04)	(2.53)	(2.57)
10/31/2013	13.08	0.07	3.92	3.99	(0.09)	(0.15)	(0.24)
10/31/2012	12.51	0.09	0.77	0.86	(0.02)	(0.27)	(0.29)
Class B
4/30/2017(c)	11.44	0.04	1.11	1.15	(0.08)	(0.47)	(0.55)
10/31/2016	12.24	0.10	0.30	0.40	(0.06)	(1.14)	(1.20)
10/31/2015	14.92	0.04	0.05	0.09	–	(2.77)	(2.77)
10/31/2014	15.91	(0.03)	1.57	1.54	–	(2.53)	(2.53)
10/31/2013	12.36	(0.02)	3.72	3.70	– (f)	(0.15)	(0.15)
10/31/2012	11.89	0.01	0.73	0.74	–	(0.27)	(0.27)
Class C
4/30/2017(c)	11.33	0.03	1.12	1.15	(0.11)	(0.47)	(0.58)
10/31/2016	12.14	0.09	0.31	0.40	(0.07)	(1.14)	(1.21)
10/31/2015	14.83	0.04	0.04	0.08	– (f)	(2.77)	(2.77)
10/31/2014	15.83	(0.03)	1.56	1.53	–	(2.53)	(2.53)
10/31/2013	12.31	(0.02)	3.70	3.68	(0.01)	(0.15)	(0.16)
10/31/2012	11.85	– (f)	0.73	0.73	–	(0.27)	(0.27)
Class F
4/30/2017(c)	12.44	0.09	1.22	1.31	(0.22)	(0.47)	(0.69)
10/31/2016	13.23	0.21	0.33	0.54	(0.19)	(1.14)	(1.33)
10/31/2015	15.93	0.17	0.05	0.22	(0.15)	(2.77)	(2.92)
10/31/2014	16.77	0.10	1.67	1.77	(0.08)	(2.53)	(2.61)
10/31/2013	13.03	0.11	3.90	4.01	(0.12)	(0.15)	(0.27)
10/31/2012	12.47	0.12	0.76	0.88	(0.05)	(0.27)	(0.32)
Class F3
4/4/2017 to 4/30/2017(c)(g)	13.24	– (f)	0.04	0.04	–	–	–
Class I
4/30/2017(c)	12.62	0.10	1.23	1.33	(0.23)	(0.47)	(0.70)
10/31/2016	13.40	0.23	0.34	0.57	(0.21)	(1.14)	(1.35)
10/31/2015	16.11	0.18	0.04	0.22	(0.16)	(2.77)	(2.93)
10/31/2014	16.93	0.12	1.69	1.81	(0.10)	(2.53)	(2.63)
10/31/2013	13.15	0.13	3.94	4.07	(0.14)	(0.15)	(0.29)
10/31/2012	12.59	0.13	0.76	0.89	(0.06)	(0.27)	(0.33)
Class P
4/30/2017(c)	12.32	0.07	1.20	1.27	(0.17)	(0.47)	(0.64)
10/31/2016	13.10	0.17	0.33	0.50	(0.14)	(1.14)	(1.28)
10/31/2015	15.79	0.12	0.04	0.16	(0.08)	(2.77)	(2.85)
10/31/2014	16.64	0.05	1.65	1.70	(0.02)	(2.53)	(2.55)
10/31/2013	12.92	0.06	3.88	3.94	(0.07)	(0.15)	(0.22)
10/31/2012	12.36	0.07	0.77	0.84	(0.01)	(0.27)	(0.28)

76	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$13.18	10.65	(d)	0.48	(d)	0.65	(d)	$1,613,881	54.85	(d)
12.54	4.36		0.98		1.60		1,653,389	135.08
13.32	1.18		0.97		1.09		2,027,292	149.38
16.00	11.65		1.05		0.43		2,683,790	112.68
16.83	31.11		1.06		0.50		3,031,190	87.47
13.08	7.17		1.09		0.68		2,439,466	83.80	(e)

12.04	10.23	(d)	0.86	(d)	0.31	(d)	9,271	54.85	(d)
11.44	3.65		1.73		0.87		15,928	135.08
12.24	0.37		1.72		0.34		28,798	149.38
14.92	10.91		1.71		(0.23)		45,475	112.68
15.91	30.32		1.71		(0.12)		62,409	87.47
12.36	6.47		1.74		0.04		76,533	83.80	(e)

11.90	10.33	(d)	0.86	(d)	0.28	(d)	515,118	54.85	(d)
11.33	3.59		1.73		0.85		544,649	135.08
12.14	0.40		1.72		0.34		713,824	149.38
14.83	10.90		1.71		(0.22)		986,381	112.68
15.83	30.30		1.71		(0.15)		1,012,597	87.47
12.31	6.41		1.74		0.03		802,053	83.80	(e)

13.06	10.75	(d)	0.41	(d)	0.72	(d)	326,735	54.85	(d)
12.44	4.48		0.83		1.76		304,083	135.08
13.23	1.35		0.82		1.25		436,263	149.38
15.93	11.93		0.81		0.68		793,101	112.68
16.77	31.49		0.82		0.75		716,579	87.47
13.03	7.40		0.84		0.93		598,688	83.80	(e)

13.28	0.30	(d)	0.04	(d)(g)	0.07	(d)(g)	10	54.85	(d)

13.25	10.78	(d)	0.36	(d)	0.78	(d)	128,521	54.85	(d)
12.62	4.64		0.73		1.87		142,316	135.08
13.40	1.37		0.72		1.36		236,867	149.38
16.11	12.05		0.71		0.78		449,870	112.68
16.93	31.66		0.72		0.84		531,676	87.47
13.15	7.43		0.74		1.00		394,842	83.80	(e)

12.95	10.54	(d)	0.58	(d)	0.56	(d)	9,923	54.85	(d)
12.32	4.17		1.18		1.40		10,798	135.08
13.10	0.94		1.17		0.90		13,733	149.38
15.79	11.51		1.16		0.32		21,373	112.68
16.64	31.08		1.17		0.42		26,424	87.47
12.92	7.03		1.19		0.58		27,937	83.80	(e)

See Notes to Financial Statements.	77

Financial Highlights (concluded)

FUNDAMENTAL EQUITY FUND

		Per Share Operating Performance:
		Investment operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
4/30/2017(c)	$12.27	$0.06	$ 1.20		$ 1.26	$(0.15)	$(0.47)	$(0.62)
10/31/2016	13.05	0.15	0.33		0.48	(0.12)	(1.14)	(1.26)
10/31/2015	15.71	0.10	0.04		0.14	(0.03)	(2.77)	(2.80)
10/31/2014	16.57	0.03	1.64		1.67	– (f)	(2.53)	(2.53)
10/31/2013	12.87	0.04	3.87		3.91	(0.06)	(0.15)	(0.21)
10/31/2012	12.33	0.05	0.77		0.82	(0.01)	(0.27)	(0.28)
Class R3
4/30/2017(c)	12.34	0.07	1.20		1.27	(0.16)	(0.47)	(0.63)
10/31/2016	13.12	0.16	0.33		0.49	(0.13)	(1.14)	(1.27)
10/31/2015	15.80	0.11	0.06		0.17	(0.08)	(2.77)	(2.85)
10/31/2014	16.66	0.04	1.65		1.69	(0.02)	(2.53)	(2.55)
10/31/2013	12.94	0.05	3.89		3.94	(0.07)	(0.15)	(0.22)
10/31/2012	12.40	0.06	0.77		0.83	(0.02)	(0.27)	(0.29)
Class R4
4/30/2017(c)	12.52	0.07	1.24		1.31	(0.22)	(0.47)	(0.69)
10/31/2016	13.32	0.17	0.36		0.53	(0.19)	(1.14)	(1.33)
6/30/2015 to 10/31/2015(h)	13.52	0.05	(0.25	)(i)	(0.20)	–	–	–
Class R5
4/30/2017(c)	12.63	0.08	1.25		1.33	(0.23)	(0.47)	(0.70)
10/31/2016	13.41	0.17	0.40		0.57	(0.21)	(1.14)	(1.35)
6/30/2015 to 10/31/2015(h)	13.60	0.06	(0.25	)(i)	(0.19)	–	–	–
Class R6
4/30/2017(c)	12.64	0.08	1.27		1.35	(0.23)	(0.47)	(0.70)
10/31/2016	13.41	0.23	0.35		0.58	(0.21)	(1.14)	(1.35)
6/30/2015 to 10/31/2015(h)	13.60	0.06	(0.25	)(i)	(0.19)	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Large Cap Value Fund on June 15, 2012.
(f)	Amount less than $0.01.
(g)	Commenced on April 4, 2017.
(h)	Commenced on June 30, 2015.
(i)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(j)	Annualized.

78	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$12.91	10.48	(d)	0.66	(d)	0.48	(d)	$ 7,884	54.85	(d)
12.27	3.97		1.33		1.25		7,952	135.08
13.05	0.81		1.33		0.76		10,543	149.38
15.71	11.33		1.31		0.17		19,744	112.68
16.57	30.87		1.31		0.26		25,111	87.47
12.87	6.87		1.34		0.43		22,335	83.80	(e)

12.98	10.55	(d)	0.61	(d)	0.53	(d)	154,671	54.85	(d)
12.34	4.09		1.23		1.35		157,626	135.08
13.12	0.97		1.22		0.84		206,984	149.38
15.80	11.41		1.21		0.28		304,459	112.68
16.66	31.04		1.21		0.35		322,951	87.47
12.94	6.95		1.24		0.51		270,290	83.80	(e)

13.14	10.71	(d)	0.48	(d)	0.50	(d)	3,393	54.85	(d)
12.52	4.37		0.95		1.40		121	135.08
13.32	(1.48	)(d)	0.93	(j)	1.12	(j)	10	149.38

13.26	10.80	(d)	0.36	(d)	0.62	(d)	483	54.85	(d)
12.63	4.64		0.68		1.40		125	135.08
13.41	(1.40	)(d)	0.68	(j)	1.37	(j)	10	149.38

13.29	10.96	(d)	0.30	(d)	0.64	(d)	5,221	54.85	(d)
12.64	4.73		0.61		1.88		123	135.08
13.41	(1.40	)(d)	0.59	(j)	1.46	(j)	10	149.38

See Notes to Financial Statements.	79

Financial Highlights

GLOBAL CORE EQUITY FUND

	Per Share Operating Performance:
		Investment Operations:

	Net asset		Net
	value,	Net	realized and	Total from
	beginning	investment	unrealized	investment
	of period	income(a)	gain	operations
Class A
1/17/2017 to 4/30/2017(d)(e)	$10.00	$0.04	$0.50	$0.54
Class C
1/17/2017 to 4/30/2017(d)(e)	10.00	0.02	0.50	0.52
Class F
1/17/2017 to 4/30/2017(d)(e)	10.00	0.04	0.51	0.55
Class F3
4/4/2017 to 4/30/2017(d)(f)	10.28	– (g)	0.28	0.28
Class I
1/17/2017 to 4/30/2017(d)(e)	10.00	0.05	0.50	0.55
Class R2
1/17/2017 to 4/30/2017(d)(e)	10.00	0.03	0.50	0.53
Class R3
1/17/2017 to 4/30/2017(d)(e)	10.00	0.03	0.51	0.54
Class R4
1/7/2017 to 4/30/2017(d)(e)	10.00	0.04	0.50	0.54
Class R5
1/17/2017 to 4/30/2017(d)(e)	10.00	0.05	0.50	0.55
Class R6
1/17/2017 to 4/30/2017(d)(e)	10.00	0.05	0.50	0.55

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Unaudited.
(e)	Commenced on January 17, 2017.
(f)	Commenced on April 4, 2017.
(g)	Amount is less than $0.01.

80	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return (%)(b)(c)	Total expenses after waivers and/or reimburse- ments(%)(c)		Total expenses (%)(c)		Net investment income (loss) (%)(c)		Net assets, end of period (000)	Portfolio turnover rate (%)(c)

$10.54	5.40	0.30		1.45		0.39		$1,330	37.12

10.52	5.20	0.51		1.68		0.20		27	37.12

10.55	5.50	0.25		1.40		0.43		1,034	37.12

10.56	2.72	0.05	(f)	0.34	(f)	(0.55	)(f)	10	37.12

10.55	5.50	0.23		1.38		0.46		1,034	37.12

10.53	5.30	0.38		1.53		0.30		11	37.12

10.54	5.40	0.35		1.50		0.33		11	37.12

10.54	5.40	0.28		1.43		0.40		11	37.12

10.55	5.50	0.21		1.37		0.47		11	37.12

10.55	5.50	0.20		1.35		0.48		11	37.12

See Notes to Financial Statements.	81

Financial Highlights

GROWTH LEADERS FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2017(c)	$22.42	$(0.01)	$ 2.57	$ 2.56	$ –	$ –	$ –
10/31/2016	23.73	0.03	(0.24)	(0.21)	–	(1.10)	(1.10)
10/31/2015	23.08	(0.02)	1.96	1.94	–	(1.29)	(1.29)
10/31/2014	21.44	– (e)	3.01	3.01	–	(1.37)	(1.37)
10/31/2013	15.15	(0.03)	6.36	6.33	(0.04)	–	(0.04)
10/31/2012	14.50	(0.01)	0.66	0.65	–	–	–
Class B
4/30/2017(c)	21.77	(0.09)	2.50	2.41	–	–	–
10/31/2016	23.24	(0.13)	(0.24)	(0.37)	–	(1.10)	(1.10)
10/31/2015	22.79	(0.18)	1.92	1.74	–	(1.29)	(1.29)
10/31/2014	21.33	(0.15)	2.98	2.83	–	(1.37)	(1.37)
2/11/2013 to 10/31/2013(f)	16.56	(0.11)	4.88	4.77	–	–	–
Class C
4/30/2017(c)	21.54	(0.09)	2.47	2.38	–	–	–
10/31/2016	23.01	(0.14)	(0.23)	(0.37)	–	(1.10)	(1.10)
10/31/2015	22.57	(0.19)	1.92	1.73	–	(1.29)	(1.29)
10/31/2014	21.14	(0.15)	2.95	2.80	–	(1.37)	(1.37)
10/31/2013	15.02	(0.15)	6.30	6.15	(0.03)	–	(0.03)
10/31/2012	14.47	(0.11)	0.66	0.55	–	–	–
Class F
4/30/2017(c)	22.59	0.01	2.60	2.61	–	–	–
10/31/2016	23.87	0.06	(0.24)	(0.18)	–	(1.10)	(1.10)
10/31/2015	23.17	0.01	1.98	1.99	–	(1.29)	(1.29)
10/31/2014	21.49	0.04	3.01	3.05	–	(1.37)	(1.37)
10/31/2013	15.18	– (e)	6.39	6.39	(0.08)	–	(0.08)
10/31/2012	14.51	0.03	0.65	0.68	(0.01)	–	(0.01)
Class F3
4/4/2017 to 4/30/2017(c)(i)	24.81	–	0.56	0.56	–	–	–
Class I
4/30/2017(c)	22.69	0.02	2.62	2.64	–	–	–
10/31/2016	23.95	0.08	(0.24)	(0.16)	–	(1.10)	(1.10)
10/31/2015	23.23	0.04	1.97	2.01	–	(1.29)	(1.29)
10/31/2014	21.51	0.06	3.03	3.09	–	(1.37)	(1.37)
10/31/2013	15.20	0.04	6.36	6.40	(0.09)	–	(0.09)
10/31/2012	14.51	0.04	0.67	0.71	(0.02)	–	(0.02)
Class R2
4/30/2017(c)	22.35	(0.05)	2.57	2.52	–	–	–
10/31/2016	23.74	(0.05)	(0.24)	(0.29)	–	(1.10)	(1.10)
10/31/2015	23.17	(0.10)	1.96	1.86	–	(1.29)	(1.29)
10/31/2014	21.58	(0.07)	3.03	2.96	–	(1.37)	(1.37)
10/31/2013	15.19	0.04	6.38	6.42	(0.03)	–	(0.03)
10/31/2012	14.49	0.05	0.65	0.70	–	–	–

82	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$24.98	11.42	(d)	0.44	(d)	0.48	(d)	(0.04	)(d)	$677,305	132.60	(d)
22.42	(0.96)		0.85		0.98		0.12		750,576	245.91
23.73	8.84		0.85		0.99		(0.09)		742,393	270.68
23.08	15.59		0.85		1.04		0.01		495,861	506.90
21.44	42.20		0.85		1.34		(0.14)		191,798	451.09	(g)
15.15	4.48		0.85		1.55		(0.06)		15,372	683.50

24.18	11.07	(d)	0.80	(d)	0.85	(d)	(0.40	)(d)	1,218	132.60	(d)
21.77	(1.74)		1.60		1.73		(0.60)		2,287	245.91
23.24	8.08		1.59		1.73		(0.81)		4,191	270.68
22.79	13.77		1.56		1.75		(0.69)		6,332	506.90
21.33	29.05	(d)	1.49	(h)	1.88	(h)	(0.82	)(h)	8,041	451.09	(g)

23.92	11.05	(d)	0.81	(d)	0.85	(d)	(0.42	)(d)	479,811	132.60	(d)
21.54	(1.72)		1.60		1.73		(0.64)		482,693	245.91
23.01	8.07		1.59		1.74		(0.84)		414,557	270.68
22.57	13.81		1.56		1.76		(0.71)		236,853	506.90
21.14	41.24		1.45		1.88		(0.79)		66,471	451.09	(g)
15.02	3.80		1.49		2.15		(0.70)		1,898	683.50

25.20	11.55	(d)	0.35	(d)	0.41	(d)	0.04	(d)	932,906	132.60	(d)
22.59	(0.82)		0.70		0.83		0.26		763,623	245.91
23.87	9.03		0.70		0.84		0.06		733,463	270.68
23.17	14.80		0.68		0.87		0.17		498,908	506.90
21.49	42.51		0.60		1.07		0.01		109,011	451.09	(g)
15.18	4.69		0.60		1.33		0.21		3,797	683.50

25.37	2.26	(d)	0.04	(d)(i)	0.04	(d)(i)	(0.03	)(d)(i)	10	132.60	(d)

25.33	11.64	(d)	0.31	(d)	0.36	(d)	0.09	(d)	86,497	132.60	(d)
22.69	(0.73)		0.60		0.74		0.36		98,506	245.91
23.95	9.10		0.60		0.74		0.16		96,090	270.68
23.23	14.93		0.57		0.76		0.29		71,803	506.90
21.51	42.67		0.50		0.95		0.21		50,326	451.09	(g)
15.20	4.87		0.50		1.22		0.29		2,697	683.50

24.87	11.28	(d)	0.61	(d)	0.66	(e)	(0.22	)(d)	1,453	132.60	(d)
22.35	(1.35)		1.20		1.34		(0.24)		1,267	245.91
23.74	8.49		1.20		1.34		(0.44)		593	270.68
23.17	14.24		1.18		1.37		(0.31)		342	506.90
21.58	42.62		0.58		1.70		0.22		44	451.09	(g)
15.19	4.83		0.48		1.22		0.31		10	683.50

See Notes to Financial Statements.	83

Financial Highlights (concluded)

GROWTH LEADERS FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
4/30/2017(c)	$22.25	$(0.04)	$ 2.56	$ 2.52	$ –	$ –	$ –
10/31/2016	23.62	(0.04)	(0.23)	(0.27)	–	(1.10)	(1.10)
10/31/2015	23.03	(0.08)	1.96	1.88	–	(1.29)	(1.29)
10/31/2014	21.45	(0.04)	2.99	2.95	–	(1.37)	(1.37)
10/31/2013	15.16	(0.06)	6.38	6.32	(0.03)	–	(0.03)
10/31/2012	14.49	0.01	0.66	0.67	–	–	–
Class R4
4/30/2017(c)	22.42	(0.02)	2.59	2.57	–	–	–
10/31/2016	23.74	(0.01)	(0.21)	(0.22)	–	(1.10)	(1.10)
6/30/2015 to 10/31/2015(j)	23.42	(0.01)	0.33	0.32	–	–	–
Class R5
4/30/2017(c)	22.70	0.02	2.61	2.63	–	–	–
10/31/2016	23.95	0.02	(0.17)	(0.15)	–	(1.10)	(1.10)
6/30/2015 to 10/31/2015(j)	23.61	0.01	0.33	0.34	–	–	–
Class R6
4/30/2017(c)	22.72	(0.01)	2.65	2.64	–	–	–
10/31/2016	23.96	0.08	(0.22)	(0.14)	–	(1.10)	(1.10)
6/30/2015 to 10/31/2015(j)	23.61	0.02	0.33	0.35	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Amount less than $0.01.
(f)	Commenced on February 11, 2013.
(g)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Stock Appreciation Fund on March 22, 2013.
(h)	Annualized.
(i)	Commenced on April 4, 2017.
(j)	Commenced on June 30, 2015.

84	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$24.77	11.33	(d)	0.56	(d)	0.61	(d)	(0.17	)(d)	$13,326	132.60	(d)
22.25	(1.23)		1.10		1.24		(0.17)		13,471	245.91
23.62	8.58		1.10		1.24		(0.35)		13,501	270.68
23.03	14.34		1.07		1.26		(0.20)		10,191	506.90
21.45	41.98		1.00		1.39		(0.33)		8,289	451.09	(g)
15.16	4.62		0.72		1.42		0.08		11	683.50

24.99	11.46	(d)	0.44	(d)	0.48	(d)	(0.07	)(d)	3,274	132.60	(d)
22.42	(1.00)		0.85		1.00		(0.03)		1,735	245.91
23.74	1.37	(d)	0.87	(h)	0.99	(h)	(0.18	)(h)	10	270.68

25.33	11.59	(d)	0.31	(d)	0.36	(d)	0.07	(d)	5,175	132.60	(d)
22.70	(0.68)		0.60		0.75		0.08		3,700	245.91
23.95	1.44	(d)	0.60	(h)	0.72	(h)	0.09	(h)	10	270.68

25.36	11.62	(d)	0.28	(d)	0.31	(d)	(0.05	)(d)	15,296	132.60	(d)
22.72	(0.64)		0.50		0.63		0.34		1,534	245.91
23.96	1.48	(d)	0.48	(h)	0.60	(h)	0.21	(h)	10	270.68

See Notes to Financial Statements.	85

Financial Highlights

INTERNATIONAL CORE EQUITY FUND

		Per Share Operating Performance:
		Investment operations:				Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
4/30/2017(c)	$12.03	$0.09		$ 0.81	$ 0.90	$(0.26)	$12.67
10/31/2016	12.64	0.27		(0.72)	(0.45)	(0.16)	12.03
10/31/2015	13.34	0.20		(0.75)	(0.55)	(0.15)	12.64
10/31/2014	13.97	0.17		(0.54)	(0.37)	(0.26)	13.34
10/31/2013	11.43	0.18		2.62	2.80	(0.26)	13.97
10/31/2012	11.25	0.28		0.12	0.40	(0.22)	11.43

Class B
4/30/2017(c)	11.92	0.03		0.83	0.86	(0.13)	12.65
10/31/2016	12.48	0.17		(0.70)	(0.53)	(0.03)	11.92
10/31/2015	13.15	0.10		(0.74)	(0.64)	(0.03)	12.48
10/31/2014	13.76	0.08		(0.53)	(0.45)	(0.16)	13.15
10/31/2013	11.26	0.09		2.60	2.69	(0.19)	13.76
10/31/2012	11.06	0.21		0.12	0.33	(0.13)	11.26

Class C
4/30/2017(c)	11.86	0.04		0.81	0.85	(0.16)	12.55
10/31/2016	12.45	0.18		(0.70)	(0.52)	(0.07)	11.86
10/31/2015	13.14	0.11		(0.75)	(0.64)	(0.05)	12.45
10/31/2014	13.77	0.09		(0.54)	(0.45)	(0.18)	13.14
10/31/2013	11.27	0.09		2.61	2.70	(0.20)	13.77
10/31/2012	11.08	0.21		0.12	0.33	(0.14)	11.27

Class F
4/30/2017(c)	11.96	0.10		0.81	0.91	(0.28)	12.59
10/31/2016	12.55	0.29		(0.70)	(0.41)	(0.18)	11.96
10/31/2015	13.26	0.24		(0.77)	(0.53)	(0.18)	12.55
10/31/2014	13.89	0.18		(0.51)	(0.33)	(0.30)	13.26
10/31/2013	11.36	0.18		2.64	2.82	(0.29)	13.89
10/31/2012	11.20	0.30		0.12	0.42	(0.26)	11.36

Class F3
4/4/2017 to 4/30/2017(c)(e)	12.34	–	(f)	0.44	0.44	–	12.78

Class I
4/30/2017(c)	12.13	0.12		0.81	0.93	(0.30)	12.76
10/31/2016	12.73	0.33		(0.73)	(0.40)	(0.20)	12.13
10/31/2015	13.44	0.25		(0.76)	(0.51)	(0.20)	12.73
10/31/2014	14.07	0.21		(0.53)	(0.32)	(0.31)	13.44
10/31/2013	11.51	0.22		2.64	2.86	(0.30)	14.07
10/31/2012	11.34	0.27		0.17	0.44	(0.27)	11.51

Class P
4/30/2017(c)	12.03	0.07		0.82	0.89	(0.24)	12.68
10/31/2016	12.63	0.25		(0.71)	(0.46)	(0.14)	12.03
10/31/2015	13.31	0.17		(0.75)	(0.58)	(0.10)	12.63
10/31/2014	13.94	0.17		(0.55)	(0.38)	(0.25)	13.31
10/31/2013	11.39	0.16		2.63	2.79	(0.24)	13.94
10/31/2012	11.17	0.27		0.12	0.39	(0.17)	11.39

86	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

7.65 (d)	0.56	(d)	0.62	(d)	0.71	(d)	$233,948	80.37	(d)
(3.54)	1.12		1.31		2.29		263,064	163.86
(4.16)	1.12		1.33		1.56		341,437	62.15
(2.67)	1.12		1.36		1.25		368,087	64.06
24.99	1.12		1.38		1.41		437,271	80.77
3.81	1.12		1.47		2.53		383,244	81.50

7.31 (d)	0.93	(d)	0.99	(d)	0.25	(d)	1,719	80.37	(d)
(4.23)	1.87		2.06		1.46		3,110	163.86
(4.86)	1.83		2.04		0.81		6,207	62.15
(3.33)	1.77		2.01		0.56		11,126	64.06
24.18	1.77		2.03		0.73		17,239	80.77
3.13	1.77		2.12		1.91		20,125	81.50

7.30 (d)	0.92	(d)	0.98	(d)	0.34	(d)	27,214	80.37	(d)
(4.21)	1.85		2.04		1.54		31,798	163.86
(4.86)	1.81		2.02		0.86		42,057	62.15
(3.31)	1.75		1.99		0.65		49,491	64.06
24.26	1.75		2.01		0.77		57,779	80.77
3.11	1.75		2.10		1.91		54,056	81.50

7.84 (d)	0.43	(d)	0.54	(d)	0.86	(d)	65,368	80.37	(d)
(3.24)	0.87		1.16		2.48		62,655	163.86
(3.99)	0.87		1.14		1.85		63,830	62.15
(2.46)	0.87		1.11		1.29		78,364	64.06
25.35	0.87		1.13		1.42		142,063	80.77
4.02	0.87		1.22		2.71		151,246	81.50

3.57 (d)	0.05	(d)(e)	0.05	(d)(e)	0.15	(d)(e)	10	80.37	(d)

7.84 (d)	0.38	(d)	0.49	(d)	1.00	(d)	283,755	80.37	(d)
(3.15)	0.77		1.05		2.74		160,673	163.86
(3.83)	0.77		1.04		1.92		61,077	62.15
(2.34)	0.77		1.01		1.50		95,958	64.06
25.37	0.77		1.03		1.77		155,754	80.77
4.15	0.77		1.12		2.48		107,076	81.50

7.54 (d)	0.66	(d)	0.72	(d)	0.58	(d)	84	80.37	(d)
(3.65)	1.32		1.51		2.12		95	163.86
(4.38)	1.28		1.49		1.32		110	62.15
(2.77)	1.22		1.46		1.20		150	64.06
24.91	1.22		1.48		1.30		278	80.77
3.63	1.22		1.58		2.45		282	81.50

See Notes to Financial Statements.	87

Financial Highlights (concluded)

INTERNATIONAL CORE EQUITY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R2
4/30/2017(c)	$11.99	$0.08	$ 0.79	$ 0.87	$(0.22)	$12.64
10/31/2016	12.58	0.23	(0.71)	(0.48)	(0.11)	11.99
10/31/2015	13.29	0.17	(0.76)	(0.59)	(0.12)	12.58
10/31/2014	13.92	0.15	(0.55)	(0.40)	(0.23)	13.29
10/31/2013	11.41	0.15	2.61	2.76	(0.25)	13.92
10/31/2012	11.24	0.23	0.14	0.37	(0.20)	11.41

Class R3
4/30/2017(c)	11.84	0.07	0.81	0.88	(0.24)	12.48
10/31/2016	12.44	0.23	(0.70)	(0.47)	(0.13)	11.84
10/31/2015	13.14	0.17	(0.74)	(0.57)	(0.13)	12.44
10/31/2014	13.77	0.16	(0.55)	(0.39)	(0.24)	13.14
10/31/2013	11.28	0.16	2.59	2.75	(0.26)	13.77
10/31/2012	11.11	0.26	0.12	0.38	(0.21)	11.28

Class R4
4/30/2017(c)	12.00	0.16	0.74	0.90	(0.26)	12.64
10/31/2016	12.63	0.27	(0.72)	(0.45)	(0.18)	12.00
6/30/2015 to 10/31/2015(g)	13.06	0.04	(0.47)	(0.43)	–	12.63

Class R5
4/30/2017(c)	12.11	0.12	0.80	0.92	(0.29)	12.74
10/31/2016	12.73	0.30	(0.72)	(0.42)	(0.20)	12.11
6/30/2015 to 10/31/2015(g)	13.15	0.05	(0.47)	(0.42)	–	12.73

Class R6
4/30/2017(c)	12.14	0.12	0.82	0.94	(0.30)	12.78
10/31/2016	12.74	0.17	(0.57)	(0.40)	(0.20)	12.14
6/30/2015 to 10/31/2015(g)	13.15	0.06	(0.47)	(0.41)	–	12.74

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on April 4, 2017.
(f)	Amount less than $0.01.
(g)	Commenced on June 30, 2015.
(h)	Annualized.

88	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

7.42	(d)	0.73	(d)	0.79	(d)	0.65	(d)	$744	80.37	(d)
(3.85)		1.47		1.66		1.93		517	163.86
(4.48)		1.43		1.64		1.31		658	62.15
(2.89)		1.37		1.61		1.07		1,011	64.06
24.65		1.37		1.63		1.20		868	80.77
3.51		1.37		1.72		2.13		568	81.50

7.57	(d)	0.67	(d)	0.73	(d)	0.60	(d)	13,478	80.37	(d)
(3.79)		1.36		1.54		1.99		14,945	163.86
(4.35)		1.33		1.53		1.35		18,466	62.15
(2.85)		1.26		1.50		1.15		20,156	64.06
24.80		1.26		1.52		1.27		19,739	80.77
3.68		1.26		1.61		2.36		17,275	81.50

7.73	(d)	0.54	(d)	0.60	(d)	1.28	(d)	222	80.37	(d)
(3.55)		1.12		1.28		2.27		9	163.86
(3.29	)(d)	1.12	(h)	1.25	(h)	0.89	(h)	10	62.15

7.83	(d)	0.43	(d)	0.48	(d)	0.99	(d)	34	80.37	(d)
(3.31)		0.87		1.04		2.52		9	163.86
(3.19	)(d)	0.87	(h)	1.00	(h)	1.14	(h)	10	62.15

7.93	(d)	0.35	(d)	0.42	(d)	1.00	(d)	15,310	80.37	(d)
(3.14)		0.65		0.88		1.39		10,765	163.86
(3.12	)(d)	0.70	(h)	0.84	(h)	1.31	(h)	10	62.15

See Notes to Financial Statements.	89

Financial Highlights

INTERNATIONAL DIVIDEND INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2017(c)	$6.71	$0.10	$ 0.42	$ 0.52	$(0.12)	$–	$(0.12)
10/31/2016	7.05	0.24	(0.35)	(0.11)	(0.23)	–	(0.23)
10/31/2015	8.75	0.25	(1.22)	(0.97)	(0.24)	(0.49)	(0.73)
10/31/2014	9.11	0.36	(0.31)	0.05	(0.41)	–	(0.41)
10/31/2013	7.80	0.33	1.31	1.64	(0.33)	–	(0.33)
10/31/2012	7.88	0.35	(0.08)	0.27	(0.35)	–	(0.35)

Class C
4/30/2017(c)	6.66	0.07	0.41	0.48	(0.09)	–	(0.09)
10/31/2016	6.99	0.19	(0.34)	(0.15)	(0.18)	–	(0.18)
10/31/2015	8.68	0.19	(1.20)	(1.01)	(0.19)	(0.49)	(0.68)
10/31/2014	9.04	0.31	(0.31)	–	(0.36)	–	(0.36)
10/31/2013	7.75	0.28	1.29	1.57	(0.28)	–	(0.28)
10/31/2012	7.84	0.29	(0.07)	0.22	(0.31)	–	(0.31)

Class F
4/30/2017(c)	6.73	0.10	0.42	0.52	(0.12)	–	(0.12)
10/31/2016	7.06	0.25	(0.34)	(0.09)	(0.24)	–	(0.24)
10/31/2015	8.77	0.27	(1.23)	(0.96)	(0.26)	(0.49)	(0.75)
10/31/2014	9.12	0.39	(0.30)	0.09	(0.44)	–	(0.44)
10/31/2013	7.81	0.36	1.30	1.66	(0.35)	–	(0.35)
10/31/2012	7.89	0.37	(0.08)	0.29	(0.37)	–	(0.37)

Class F3
4/4/2017 to 4/30/2017(c)(e)	7.03	0.01	0.10	0.11	–	–	–

Class I
4/30/2017(c)	6.75	0.11	0.41	0.52	(0.12)	–	(0.12)
10/31/2016	7.08	0.26	(0.34)	(0.08)	(0.25)	–	(0.25)
10/31/2015	8.79	0.27	(1.22)	(0.95)	(0.27)	(0.49)	(0.76)
10/31/2014	9.14	0.42	(0.32)	0.10	(0.45)	–	(0.45)
10/31/2013	7.83	0.36	1.31	1.67	(0.36)	–	(0.36)
10/31/2012	7.91	0.38	(0.09)	0.29	(0.37)	–	(0.37)

Class R2
4/30/2017(c)	6.86	0.09	0.41	0.50	(0.10)	–	(0.10)
10/31/2016	7.19	0.22	(0.35)	(0.13)	(0.20)	–	(0.20)
10/31/2015	8.92	0.22	(1.24)	(1.02)	(0.22)	(0.49)	(0.71)
10/31/2014	9.27	0.36	(0.32)	0.04	(0.39)	–	(0.39)
10/31/2013	7.94	0.32	1.32	1.64	(0.31)	–	(0.31)
10/31/2012	8.03	0.33	(0.08)	0.25	(0.34)	–	(0.34)

Class R3
4/30/2017(c)	6.78	0.09	0.42	0.51	(0.11)	–	(0.11)
10/31/2016	7.11	0.22	(0.34)	(0.12)	(0.21)	–	(0.21)
10/31/2015	8.83	0.23	(1.23)	(1.00)	(0.23)	(0.49)	(0.72)
10/31/2014	9.18	0.37	(0.32)	0.05	(0.40)	–	(0.40)
10/31/2013	7.86	0.35	1.29	1.64	(0.32)	–	(0.32)
10/31/2012	7.94	0.37	(0.12)	0.25	(0.33)	–	(0.33)

90	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$7.11	7.76 (d)	0.55	(d)	0.57	(d)	1.44	(d)	$365,513	34.73	(d)
6.71	(1.52)	1.12		1.20		3.57		419,886	57.71
7.05	(11.74)	1.12		1.19		3.14		710,835	76.52
8.75	0.47	1.12		1.24		3.99		1,000,763	72.26
9.11	21.54	1.12		1.27		3.94		954,305	78.39
7.80	3.60	1.12		1.36		4.59		618,824	84.81

7.05	7.24 (d)	0.93	(d)	0.94	(d)	1.06	(d)	72,580	34.73	(d)
6.66	(2.01)	1.87		1.95		2.85		86,306	57.71
6.99	(12.49)	1.84		1.90		2.40		142,492	76.52
8.68	(0.14)	1.77		1.89		3.42		191,120	72.26
9.04	20.70	1.77		1.92		3.33		143,807	78.39
7.75	2.95	1.76		2.01		3.88		74,664	84.81

7.13	7.83 (d)	0.45	(d)	0.50	(d)	1.53	(d)	110,800	34.73	(d)
6.73	(1.22)	0.91		1.05		3.78		111,056	57.71
7.06	(11.65)	0.90		1.00		3.38		210,696	76.52
8.77	0.83	0.87		0.99		4.24		322,648	72.26
9.12	21.80	0.87		1.02		4.23		228,586	78.39
7.81	3.83	0.87		1.11		4.79		128,360	84.81

7.14	1.56 (d)	0.06	(d)(e)	0.06	(d)(e)	0.09	(d)(e)	10	34.73	(d)

7.15	7.85 (d)	0.40	(d)	0.45	(d)	1.61	(d)	505,551	34.73	(d)
6.75	(1.10)	0.81		0.95		3.90		710,951	57.71
7.08	(11.52)	0.80		0.91		3.50		1,080,845	76.52
8.79	0.93	0.77		0.89		4.53		963,200	72.26
9.14	21.86	0.77		0.92		4.28		1,005,558	78.39
7.83	3.91	0.77		1.01		5.00		893,066	84.81

7.26	7.40 (d)	0.73	(d)	0.74	(d)	1.27	(d)	700	34.73	(d)
6.86	(1.70)	1.47		1.55		3.28		680	57.71
7.19	(12.13)	1.44		1.51		2.80		1,029	76.52
8.92	0.33	1.37		1.49		3.86		1,298	72.26
9.27	21.13	1.37		1.52		3.73		860	78.39
7.94	3.32	1.34		1.60		4.24		464	84.81

7.18	7.55 (d)	0.68	(d)	0.69	(d)	1.32	(d)	12,799	34.73	(d)
6.78	(1.58)	1.37		1.44		3.29		12,697	57.71
7.11	(12.03)	1.34		1.40		2.93		12,680	76.52
8.83	0.41	1.27		1.39		4.03		11,273	72.26
9.18	21.30	1.27		1.42		4.11		5,200	78.39
7.86	3.39	1.27		1.50		4.80		33,065	84.81

See Notes to Financial Statements.	91

Financial Highlights (concluded)

INTERNATIONAL DIVIDEND INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
4/30/2017(c)	$6.71	$0.09	$ 0.42	$ 0.51	$(0.12)	$ –	$(0.12)
10/31/2016	7.05	0.24	(0.35)	(0.11)	(0.23)	–	(0.23)
6/30/2015 to 10/31/2015(f)	7.75	0.05	(0.72)	(0.67)	(0.03)	–	(0.03)

Class R5
4/30/2017(c)	6.74	0.11	0.42	0.53	(0.13)	–	(0.13)
10/31/2016	7.08	0.26	(0.35)	(0.09)	(0.25)	–	(0.25)
6/30/2015 to 10/31/2015(f)	7.78	0.06	(0.72)	(0.66)	(0.04)	–	(0.04)

Class R6
4/30/2017(c)	6.75	0.08	0.45	0.53	(0.13)	–	(0.13)
10/31/2016	7.08	0.26	(0.34)	(0.08)	(0.25)	–	(0.25)
6/30/2015 to 10/31/2015(f)	7.78	0.06	(0.72)	(0.66)	(0.04)	–	(0.04)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on April 4, 2017.
(f)	Commenced on June 30, 2015.
(g)	Annualized.

92	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

7.10	7.66	(d)	0.54	(d)	0.55	(d)	1.36	(d)	$21	34.73	(d)
6.71	(1.48)		1.12		1.16		3.57		9	57.71
7.05	(8.56	)(d)	1.12	(g)	1.15	(g)	2.02	(g)	9	76.52

7.14	7.87	(d)	0.42	(d)	0.43	(d)	1.59	(d)	10	34.73	(d)
6.74	(1.24)		0.87		0.92		3.81		9	57.71
7.08	(8.46	)(d)	0.87	(g)	0.90	(g)	2.28	(g)	9	76.52

7.15	7.86	(d)	0.39	(d)	0.41	(d)	1.07	(d)	2,661	34.73	(d)
6.75	(1.09)		0.80		0.82		3.88		9	57.71
7.08	(8.46	)(d)	0.80	(g)	0.80	(g)	2.34	(g)	9	76.52

See Notes to Financial Statements.	93

Financial Highlights

INTERNATIONAL OPPORTUNITIES FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
				Total
		Net	Net	from
	Net asset	invest-	realized	invest-
	value,	ment	and	ment	Net	Net	Total
	beginning	income	unrealized	opera-	investment	realized	distri-
	of period	(loss)(a)	gain (loss)	tions	income	gain	butions
Class A
4/30/2017(c)	$16.13	$0.03	$ 2.05	$ 2.08	$(0.11)	$ –	$(0.11)
10/31/2016	17.01	0.13	(0.30)	(0.17)	(0.10)	(0.61)	(0.71)
10/31/2015	16.22	0.09	1.36	1.45	(0.18)	(0.48)	(0.66)
10/31/2014	16.83	0.11	(0.51)	0.40	(0.21)	–	(0.21)
10/31/2013	13.17	0.10	3.82	3.92	(0.26)	–	(0.26)
10/31/2012	12.00	0.15	1.10	1.25	(0.08)	–	(0.08)

Class B
4/30/2017(c)	15.23	(0.04)	1.96	1.92	–	–	–
10/31/2016	16.11	– (e)	(0.27)	(0.27)	–	(0.61)	(0.61)
10/31/2015	15.37	(0.04)	1.30	1.26	(0.04)	(0.48)	(0.52)
10/31/2014	15.96	(0.03)	(0.46)	(0.49)	(0.10)	–	(0.10)
10/31/2013	12.49	– (e)	3.63	3.63	(0.16)	–	(0.16)
10/31/2012	11.36	0.06	1.07	1.13	–	–	–

Class C
4/30/2017(c)	15.03	(0.03)	1.93	1.90	–	–	–
10/31/2016	15.92	0.01	(0.28)	(0.27)	(0.01)	(0.61)	(0.62)
10/31/2015	15.23	(0.04)	1.29	1.25	(0.08)	(0.48)	(0.56)
10/31/2014	15.84	(0.02)	(0.46)	(0.48)	(0.13)	–	(0.13)
10/31/2013	12.41	– (e)	3.61	3.61	(0.18)	–	(0.18)
10/31/2012	11.29	0.07	1.06	1.13	(0.01)	–	(0.01)

Class F
4/30/2017(c)	16.00	0.05	2.02	2.07	(0.14)	–	(0.14)
10/31/2016	16.88	0.15	(0.29)	(0.14)	(0.13)	(0.61)	(0.74)
10/31/2015	16.11	0.10	1.37	1.47	(0.22)	(0.48)	(0.70)
10/31/2014	16.73	0.14	(0.50)	(0.36)	(0.26)	–	(0.26)
10/31/2013	13.09	0.17	3.76	3.93	(0.29)	–	(0.29)
10/31/2012	11.94	0.18	1.09	1.27	(0.12)	–	(0.12)

Class F3
4/4/2017 to 4/30/2017(c)(f)	17.75	– (e)	0.86	0.86	–	–	–

Class I
4/30/2017(c)	16.56	0.05	2.11	2.16	(0.16)	–	(0.16)
10/31/2016	17.44	0.17	(0.30)	(0.13)	(0.14)	(0.61)	(0.75)
10/31/2015	16.63	0.13	1.39	1.52	(0.23)	(0.48)	(0.71)
10/31/2014	17.25	0.15	(0.51)	(0.36)	(0.26)	–	(0.26)
10/31/2013	13.49	0.15	3.91	4.06	(0.30)	–	(0.30)
10/31/2012	12.30	0.19	1.13	1.32	(0.13)	–	(0.13)

Class P
4/30/2017(c)	16.40	– (e)	2.11	2.11	(0.06)	–	(0.06)
10/31/2016	17.27	0.08	(0.29)	(0.21)	(0.05)	(0.61)	(0.66)
10/31/2015	16.46	0.05	1.40	1.45	(0.16)	(0.48)	(0.64)
10/31/2014	17.08	0.07	(0.51)	(0.44)	(0.18)	–	(0.18)
10/31/2013	13.36	0.09	3.88	3.97	(0.25)	–	(0.25)
10/31/2012	12.17	0.14	1.12	1.26	(0.07)	–	(0.07)

94	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:

				Net
Net				invest-		Net
asset				ment		assets,	Portfolio
value,	Total	Total		income		end of	turnover
end of	return	expenses		(loss)		period	rate
period	(%)(b)	(%)		(%)		(000)	(%)

$18.10	12.96 (d)	0.64	(d)	0.18	(d)	$146,974	35.89	(d)
16.13	(0.99)	1.35		0.82		153,000	81.73
17.01	9.36	1.33		0.51		160,628	81.57
16.22	(2.39)	1.35		0.66		117,037	80.08
16.83	30.26	1.47		0.66		99,530	99.98
13.17	10.59	1.52		1.20		76,139	91.18

17.15	12.54 (d)	1.01	(d)	(0.26	)(d)	730	35.89	(d)
15.23	(1.72)	2.09		0.01		1,397	81.73
16.11	8.51	2.07		(0.24)		2,702	81.57
15.37	(3.09)	2.07		(0.16)		3,999	80.08
15.96	29.39	2.12		(0.03)		6,357	99.98
12.49	9.95	2.16		0.52		6,854	91.18

16.93	12.57 (d)	1.01	(d)	(0.19	)(d)	26,326	35.89	(d)
15.03	(1.75)	2.09		0.08		27,396	81.73
15.92	8.58	2.06		(0.23)		31,273	81.57
15.23	(3.12)	2.06		(0.10)		21,868	80.08
15.84	29.43	2.10		0.03		18,138	99.98
12.41	10.00	2.14		0.59		13,953	91.18

17.93	13.06 (d)	0.56	(d)	0.29	(d)	111,870	35.89	(d)
16.00	(0.84)	1.20		0.96		88,852	81.73
16.88	9.52	1.18		0.61		118,963	81.57
16.11	(2.21)	1.18		0.80		44,607	80.08
16.73	30.63	1.22		1.13		18,046	99.98
13.09	10.83	1.27		1.47		944	91.18

18.61	4.79 (d)	0.06	(d)(f)	0.12	(d)(f)	10	35.89	(d)

18.56	13.12 (d)	0.51	(d)	0.30	(d)	242,906	35.89	(d)
16.56	(0.75)	1.10		1.06		267,188	81.73
17.44	9.59	1.08		0.77		296,965	81.57
16.63	(2.10)	1.08		0.87		274,583	80.08
17.25	30.74	1.12		0.99		259,952	99.98
13.49	10.96	1.17		1.54		195,785	91.18

18.45	12.81 (d)	0.74	(d)	0.02	(d)	237	35.89	(d)
16.40	(1.17)	1.55		0.49		363	81.73
17.27	9.15	1.53		0.29		595	81.57
16.46	(2.60)	1.53		0.38		872	80.08
17.08	30.19	1.57		0.57		1,096	99.98
13.36	10.49	1.62		1.14		929	91.18

See Notes to Financial Statements.	95

Financial Highlights (concluded)

INTERNATIONAL OPPORTUNITIES FUND

		Per Share Operating Performance:
						Distributions to
		Investment operations:				shareholders from:
					Total
		Net	Net		from
	Net asset	invest-	realized		invest-
	value,	ment	and		ment	Net	Net	Total
	beginning	income	unrealized		opera-	investment	realized	distri-
	of period	(loss)(a)	gain (loss)		tions	income	gain	butions
Class R2
4/30/2017(c)	$15.89	$0.01	$ 2.01		$ 2.02	$(0.09)	$ –	$(0.09)
10/31/2016	16.81	0.08	(0.30)		(0.22)	(0.09)	(0.61)	(0.70)
10/31/2015	16.05	0.02	1.35		1.37	(0.13)	(0.48)	(0.61)
10/31/2014	16.69	0.04	(0.48)		(0.44)	(0.20)	–	(0.20)
10/31/2013	13.07	0.06	3.79		3.85	(0.23)	–	(0.23)
10/31/2012	11.90	0.11	1.11		1.22	(0.05)	–	(0.05)

Class R3
4/30/2017(c)	15.85	(0.01)	2.03		2.02	(0.09)	–	(0.09)
10/31/2016	16.73	0.11	(0.31)		(0.20)	(0.07)	(0.61)	(0.68)
10/31/2015	15.97	0.05	1.34		1.39	(0.15)	(0.48)	(0.63)
10/31/2014	16.57	0.07	(0.49)		(0.42)	(0.18)	–	(0.18)
10/31/2013	12.98	0.06	3.78		3.84	(0.25)	–	(0.25)
10/31/2012	11.84	0.13	1.09		1.22	(0.08)	–	(0.08)

Class R4
4/30/2017(c)	16.11	0.04	2.03		2.07	(0.14)	–	(0.14)
10/31/2016	17.01	0.09	(0.26)		(0.17)	(0.12)	(0.61)	(0.73)
6/30/2015 to 10/31/2015(g)	17.49	– (e)	(0.48	)(h)	(0.48)	–	–	–

Class R5
4/30/2017(c)	16.56	0.05	2.10		2.15	(0.16)	–	(0.16)
10/31/2016	17.44	0.18	(0.31)		(0.13)	(0.14)	(0.61)	(0.75)
6/30/2015 to 10/31/2015(g)	17.92	0.02	(0.50	)(h)	(0.48)	–	–	–

Class R6
4/30/2017(c)	16.60	0.12	2.04		2.16	(0.16)	–	(0.16)
10/31/2016	17.45	0.17	(0.27)		(0.10)	(0.14)	(0.61)	(0.75)
6/30/2015 to 10/31/2015(g)	17.92	0.03	(0.50	)(h)	(0.47)	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Amount less than $0.01.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.
(h)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(i)	Annualized.

96	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

					Net
Net					invest-		Net
asset					ment		assets,	Portfolio
value,	Total		Total		income		end of	turnover
end of	return		expenses		(loss)		period	rate
period	(%)(b)		(%)		(%)		(000)	(%)

$17.82	12.81	(d)	0.81	(d)	0.06	(d)	$4,082	35.89	(d)
15.89	(1.34)		1.71		0.49		2,520	81.73
16.81	8.92		1.68		0.15		935	81.57
16.05	(2.69)		1.68		0.26		198	80.08
16.69	29.97		1.72		0.40		201	99.98
13.07	10.35		1.76		0.90		91	91.18

17.78	12.80	(d)	0.75	(d)	(0.04	)(d)	8,787	35.89	(d)
15.85	(1.20)		1.59		0.67		18,124	81.73
16.73	9.11		1.56		0.29		9,161	81.57
15.97	(2.63)		1.56		0.39		6,000	80.08
16.57	30.14		1.62		0.45		6,133	99.98
12.98	10.49		1.65		1.11		6,212	91.18

18.04	13.01	(d)	0.63	(d)	0.23	(d)	2,635	35.89	(d)
16.11	(1.03)		1.38		0.57		1,883	81.73
17.01	(2.74	)(d)	1.35	(i)	0.03	(i)	10	81.57

18.55	13.13	(d)	0.51	(d)	0.33	(d)	3,366	35.89	(d)
16.56	(0.75)		1.13		1.06		2,751	81.73
17.44	(2.68	)(d)	1.10	(i)	0.28	(i)	10	81.57

18.60	13.20	(d)	0.45	(d)	0.67	(d)	13,214	35.89	(d)
16.60	(0.56)		0.94		1.00		1,843	81.73
17.45	(2.62	)(d)	0.93	(i)	0.48	(i)	13	81.57

See Notes to Financial Statements.	97

Financial Highlights

VALUE OPPORTUNITIES FUND

		Per Share Operating Performance:
						Distributions
						to
						shareholders
		Investment operations:				from:

	Net asset	Net	Net
	value,	investment	realized and	Total from	Net	Net
	beginning	income	unrealized	investment	investment	realized
	of period	(loss)(a)	gain (loss)	operations	income	gain
Class A
4/30/2017(c)	$18.95	$ 0.03	$1.75	$1.78	$ –	$(1.13)
10/31/2016	19.56	0.02	0.77	0.79	–	(1.40)
10/31/2015	21.67	(0.01)	0.77	0.76	–	(2.87)
10/31/2014	21.44	(0.03)	2.16	2.13	–	(1.90)
10/31/2013	15.99	– (e)	5.45	5.45	–	–
10/31/2012	15.16	(0.03)	0.92	0.89	–	(0.06)

Class B
4/30/2017(c)	17.31	(0.04)	1.59	1.55	–	(1.13)
10/31/2016	18.12	(0.11)	0.70	0.59	–	(1.40)
10/31/2015	20.41	(0.15)	0.73	0.58	–	(2.87)
10/31/2014	20.42	(0.16)	2.05	1.89	–	(1.90)
10/31/2013	15.32	(0.12)	5.22	5.10	–	–
10/31/2012	14.63	(0.12)	0.87	0.75	–	(0.06)

Class C
4/30/2017(c)	17.31	(0.04)	1.59	1.55	–	(1.13)
10/31/2016	18.11	(0.11)	0.71	0.60	–	(1.40)
10/31/2015	20.41	(0.15)	0.72	0.57	–	(2.87)
10/31/2014	20.42	(0.16)	2.05	1.89	–	(1.90)
10/31/2013	15.32	(0.12)	5.22	5.10	–	–
10/31/2012	14.62	(0.13)	0.89	0.76	–	(0.06)

Class F
4/30/2017(c)	19.28	0.04	1.78	1.82	(0.02)	(1.13)
10/31/2016	19.85	0.04	0.79	0.83	–	(1.40)
10/31/2015	21.92	0.02	0.78	0.80	–	(2.87)
10/31/2014	21.62	0.02	2.18	2.20	–	(1.90)
10/31/2013	16.07	0.05	5.50	5.55	–	–
10/31/2012	15.20	0.01	0.92	0.93	–	(0.06)

Class F3
4/4/2017 to 4/30/2017(c)(g)	20.25	–	0.11	0.11	–	–

Class I
4/30/2017(c)	19.62	0.06	1.81	1.87	(0.04)	(1.13)
10/31/2016	20.16	0.06	0.80	0.86	–	(1.40)
10/31/2015	22.20	0.04	0.79	0.83	–	(2.87)
10/31/2014	21.85	0.05	2.20	2.25	–	(1.90)
10/31/2013	16.23	0.06	5.56	5.62	–	–
10/31/2012	15.34	0.02	0.93	0.95	–	(0.06)

Class P
4/30/2017(c)	18.70	0.01	1.72	1.73	–	(1.13)
10/31/2016	19.36	(0.02)	0.76	0.74	–	(1.40)
10/31/2015	21.51	(0.05)	0.77	0.72	–	(2.87)
10/31/2014	21.32	(0.05)	2.14	2.09	–	(1.90)
10/31/2013	15.90	(0.07)	5.49	5.42	–	–
10/31/2012	15.09	(0.04)	0.91	0.87	–	(0.06)

98	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Net					Net
asset					investment		Net assets,	Portfolio
value,	Total		Total		income		end of	turnover
end of	return		expenses		(loss)		period	rate
period	(%)(b)		(%)		(%)		(000)	(%)

$19.60	9.53	(d)	0.56	(d)	0.16	(d)	$1,037,004	26.18	(d)
18.95	4.33		1.17		0.09		959,416	36.93
19.56	3.67		1.17		(0.05)		1,026,959	46.88
21.67	10.72		1.26		(0.13)		1,316,790	53.81
21.44	34.08		1.28		(0.01)		1,372,436	69.49	(f)
15.99	5.89		1.31		(0.19)		870,567	58.84

17.73	9.08	(d)	0.94	(d)	(0.20	)(d)	5,023	26.18	(d)
17.31	3.51		1.92		(0.65)		7,296	36.93
18.12	2.93		1.92		(0.79)		11,521	46.88
20.41	10.02		1.91		(0.78)		18,752	53.81
20.42	33.29		1.93		(0.68)		24,911	69.49	(f)
15.32	5.14		1.96		(0.83)		13,315	58.84

17.73	9.08	(d)	0.93	(d)	(0.22	)(d)	358,496	26.18	(d)
17.31	3.57		1.92		(0.66)		330,066	36.93
18.11	2.87		1.92		(0.80)		356,709	46.88
20.41	10.02		1.91		(0.79)		404,787	53.81
20.42	33.29		1.93		(0.66)		400,420	69.49	(f)
15.32	5.21		1.96		(0.83)		248,357	58.84

19.95	9.58	(d)	0.49	(d)	0.22	(d)	981,372	26.18	(d)
19.28	4.48		1.02		0.23		663,069	36.93
19.85	3.84		1.02		0.09		557,742	46.88
21.92	10.97		1.02		0.11		550,524	53.81
21.62	34.54		1.03		0.26		456,370	69.49	(f)
16.07	6.13		1.06		0.06		369,321	58.84

20.36	0.54	(d)	0.05	(d)(g)	(0.02	)(d)(g)	10	26.18	(d)

20.32	9.66	(d)	0.44	(d)	0.29	(d)	391,530	26.18	(d)
19.62	4.57		0.92		0.34		470,399	36.93
20.16	3.94		0.92		0.20		557,008	46.88
22.20	11.10		0.92		0.21		647,442	53.81
21.85	34.63		0.93		0.33		675,593	69.49	(f)
16.23	6.21		0.97		0.15		411,546	58.84

19.30	9.38	(d)	0.66	(d)	0.06	(d)	35,152	26.18	(d)
18.70	4.10		1.37		(0.11)		36,327	36.93
19.36	3.50		1.37		(0.25)		42,225	46.88
21.51	10.58		1.36		(0.23)		49,179	53.81
21.32	34.09		1.37		(0.34)		54,081	69.49	(f)
15.90	5.78		1.41		(0.24)		918	58.84

See Notes to Financial Statements.	99

Financial Highlights (concluded)

VALUE OPPORTUNITIES FUND

		Per Share Operating Performance:
							Distributions
							to
							shareholders
		Investment operations:					from:

	Net asset	Net	Net
	value,	investment	realized and		Total from	Net	Net
	beginning	income	unrealized		investment	investment	realized
	of period	(loss)(a)	gain (loss)		operations	income	gain
Class R2
4/30/2017(c)	$18.38	$(0.01)	$ 1.70		$ 1.69	$ –	$(1.13)
10/31/2016	19.08	(0.05)	0.75		0.70	–	(1.40)
10/31/2015	21.27	(0.08)	0.76		0.68	–	(2.87)
10/31/2014	21.13	(0.08)	2.12		2.04	–	(1.90)
10/31/2013	15.79	(0.04)	5.38		5.34	–	–
10/31/2012	15.01	(0.07)	0.91		0.84	–	(0.06)

Class R3
4/30/2017(c)	18.52	0.01	1.71		1.72	–	(1.13)
10/31/2016	19.20	(0.03)	0.75		0.72	–	(1.40)
10/31/2015	21.37	(0.06)	0.76		0.70	–	(2.87)
10/31/2014	21.20	(0.06)	2.13		2.07	–	(1.90)
10/31/2013	15.83	(0.03)	5.40		5.37	–	–
10/31/2012	15.03	(0.05)	0.91		0.86	–	(0.06)

Class R4
4/30/2017(c)	18.95	0.02	1.76		1.78	(0.02)	(1.13)
10/31/2016	19.57	(0.01)	0.79		0.78	–	(1.40)
6/30/2015 to 10/31/2015(h)	20.33	– (e)	(0.76	)(i)	(0.76)	–	–

Class R5
4/30/2017(c)	19.63	0.06	1.81		1.87	(0.04)	(1.13)
10/31/2016	20.16	0.05	0.82		0.87	–	(1.40)
6/30/2015 to 10/31/2015(h)	20.93	0.01	(0.78	)(i)	(0.77)	–	–

Class R6
4/30/2017(c)	19.66	0.06	1.82		1.88	(0.04)	(1.13)
10/31/2016	20.17	0.09	0.80		0.89	–	(1.40)
6/30/2015 to 10/31/2015(h)	20.93	0.02	(0.78	)(i)	(0.76)	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Amount less than $0.01.
(f)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Small Cap Blend Fund on July 19, 2013.
(g)	Commenced on April 4, 2017.
(h)	Commenced on June 30, 2015.
(i)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(j)	Annualized.

100	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Net					Net
asset					investment		Net assets,	Portfolio
value,	Total		Total		income		end of	turnover
end of	return		expenses		(loss)		period	rate
period	(%)(b)		(%)		(%)		(000)	(%)

$18.94	9.32	(d)	0.74	(d)	(0.03	)(d)	$8,796	26.18	(d)
18.38	3.94		1.52		(0.26)		6,245	36.93
19.08	3.33		1.53		(0.40)		7,120	46.88
21.27	10.42		1.52		(0.38)		10,364	53.81
21.13	33.82		1.53		(0.24)		13,922	69.49	(f)
15.79	5.61		1.56		(0.44)		11,056	58.84

19.11	9.42	(d)	0.69	(d)	0.04	(d)	96,925	26.18	(d)
18.52	4.03		1.42		(0.16)		99,544	36.93
19.20	3.42		1.42		(0.30)		114,489	46.88
21.37	10.54		1.41		(0.29)		133,353	53.81
21.20	33.92		1.43		(0.17)		130,597	69.49	(f)
15.83	5.74		1.46		(0.35)		86,441	58.84

19.58	9.51	(d)	0.56	(d)	0.08	(d)	10,127	26.18	(d)
18.95	4.28		1.14		(0.06)		2,929	36.93
19.57	(3.74	)(d)	1.15	(j)	(0.07	)(j)	10	46.88

20.33	9.66	(d)	0.44	(d)	0.28	(d)	50,694	26.18	(d)
19.63	4.62		0.89		0.24		42,825	36.93
20.16	(3.68	)(d)	0.89	(j)	0.19	(j)	10	46.88

20.37	9.71	(d)	0.39	(d)	0.31	(d)	92,211	26.18	(d)
19.66	4.72		0.79		0.46		56,533	36.93
20.17	(3.63	)(d)	0.82	(j)	0.28	(j)	29,039	46.88

See Notes to Financial Statements.	101

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993.

The Trust currently consists of ten funds. This report covers the following eight funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes during the six months ended April 30, 2017:

Funds	Share Classes
Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”)	A, B, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”)	A, B, C, F, F3 I, P, R2, R3, R4, R5 and R6
Lord Abbett Global Core Equity Fund (“Global Core Equity Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”)	A, B, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett International Core Equity Fund (“International Core Equity Fund”)	A, B, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett International Opportunities Fund (“International Opportunities Fund”)	A, B, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”)	A, B, C, F, F3, I, P, R2, R3, R4, R5 and R6

The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. Global Core Equity Fund commenced operations on January 17, 2017. Class F3 shares commenced on April 4, 2017.

Each of Alpha Strategy Fund’s, Global Core Equity Fund’s, International Core Equity Fund’s, International Opportunities Fund’s, and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests principally in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s investment objective is to seek capital appreciation. International Dividend Income Fund’s investment objective is to seek a high level of total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, F3, I, P, R2, R3, R4, R5, R6 and T shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain

Notes to Financial Statements (unaudited)(continued)

estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the

Notes to Financial Statements (unaudited)(continued)

Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended October 31, 2013 through October 31, 2016. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized loss on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Global Core Equity Fund, International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain/(loss) on foreign currency related transactions in each Fund’s Statement of Operations.

Notes to Financial Statements (unaudited)(continued)

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Options–The Funds may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the fair value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

When a fund purchases an option, an amount equal to the premium is recorded on the Statement of Assets and Liabilities as an asset and included in Investments in securities at cost. The amount of the asset is subsequently marked-to-market to reflect the fair value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

(j)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (unaudited)(continued)

(k)	When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(l)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of April 30, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

For the six months ended April 30, 2017, the effective management fee, net of any applicable waivers, was based on each Fund’s average daily net assets at the following annualized rates:

Net Effective Management Fee
Alpha Strategy Fund	.00%(1)
Fundamental Equity Fund	.53%(2)
Global Core Equity Fund	.00%(3)
Growth Leaders Fund	.46%(4)
International Core Equity Fund	.57%(3)
International Dividend Income Fund	.66%(3)
International Opportunities Fund	.75%(5)
Value Opportunities Fund	.70%(6)

(1)	The management fee for Alpha Strategy Fund is based on the Fund’s average daily net assets at an annual rate of .10%. For the period ended April 30, 2017 and continuing through February 28, 2018, Lord Abbett has contractually agreed to waive its management fee at an annual rate of .05%. For the period ended April 30, 2017, Lord Abbett voluntarily waived the remainder of its management fee at an annual rate of .05%. Lord Abbett may discontinue the voluntary waiver or change the level of its voluntary waiver at any time.

(2)	The management fee for Fundamental Equity Fund is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

(3)	The management fee for Global Core Equity Fund, International Core Equity Fund and International Dividend Income Fund are based on each Fund’s average daily net assets at the following annual rates:

First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

(4)	The management fee for Growth Leaders Fund is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.55%
Over $2 billion	.50%

(5)	The management fee for International Opportunities Fund is based on the average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

(6)	The management fee for Value Opportunities Fund is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Next $3 billion	.65%
Over $5 billion	.58%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. For the period May 1, 2016 to April 30, 2017, Alpha Strategy Fund paid such fee.

Notes to Financial Statements (unaudited)(continued)

For the six months ended April 30, 2017 and continuing through February 28, 2018, Lord Abbett & Co. LLC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

	Funds
Classes	Global Core Equity Fund	Growth Leaders Fund		International Core Equity Fund	International Dividend Income Fund
A, B, C, P, R2, R3, R4 and R5	.80%	0.70%	(1)	0.87%	0.87%
F and I	.80%	0.70%		0.77%	0.81%
F3 and R6	.75%	0.60%	(2)	0.70%	0.81%	(3)

(1)	0.60% prior to March 1, 2017.
(2)	0.50% prior to March 1, 2017 for Class R6.
(3)	0.80% prior to March 1, 2017 for Class R6.

All contractual fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Funds’ Board.

Alpha Strategy Fund entered into a Servicing Arrangement with the Underlying Funds in which it invested, pursuant to which each Underlying Fund paid a portion of the expenses (excluding management fees, fund administration fees and distribution and service fees) of Alpha Strategy Fund in proportion to the average daily value of total Underlying Fund shares owned by Alpha Strategy Fund. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds in Alpha Strategy Fund’s Statement of Operations and Receivables from affiliates on Alpha Strategy Fund’s Statement of Assets and Liabilities. Effective January 1, 2017, the Board approved the discontinuation of the Servicing Arrangement with the Underlying Funds. As a result, Alpha Strategy Fund will bear its expenses fully beginning as of that date.

In addition, Fundamental Equity Fund, Growth Leaders Fund, International Core Equity Fund, International Dividend Income Fund, International Opportunities Fund, and Value Opportunities Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), entered into a Servicing Arrangement with certain “Fund of Funds” managed by Lord Abbett, pursuant to which each Underlying Fund paid a portion of the expenses (excluding management fees, fund administration fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement, if applicable, are included in Subsidy expense of each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities. Effective January 1, 2017, the Board approved the discontinuation of the Servicing Arrangement with Fund of Funds managed by Lord Abbett. As a result, each Fund of Funds will bear its expenses fully and each of the Underlying Funds will no longer pay a portion of Fund of Funds expenses.

As of April 30, 2017, the percentages of Fundamental Equity Fund’s, Growth Leaders Fund’s, International Core Equity Fund’s, International Dividend Income Fund’s, International Opportunities Fund’s and Value Opportunities Fund’s outstanding shares owned by each Fund of Funds were as follows:

Notes to Financial Statements (unaudited)(continued)

Fund of Funds	Fundamental Equity Fund	Growth Leaders Fund	International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund	Value Opportunities Fund
Alpha Strategy Fund	–	–	–	–	39.62%	6.97%
Multi-Asset Focused Growth Fund (Formerly, “Diversified Equity Strategy Fund”)	1.21%	1.56%	7.15	–	0.68%	0.12%
Multi-Asset Balanced Opportunity Fund	–	–	13.36%	13.30%	–	–
Multi-Asset Global Opportunity Fund	–	–	1.28%	6.17%	–	–
Multi-Asset Growth Fund	–	–	8.16%	11.70%	–
Multi-Asset Income Fund	–	–	12.30%	12.03%	–	–

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to the “Distributor,” an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C	Class F(1)(2)	Class P(3)	Class R2	Class R3	Class R4
Service	.25%	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.
(2)	Effective March 1, 2017 and continued through February 28, 2018, the Distributor has contractually agreed to waive Growth Leaders Fund’s 0.10% Rule 12b-1 fee for Class F. This agreement may be terminated only by the Fund’s Board of Trustees.
(3)	Fundamental Equity Fund, International Core Equity Fund, International Opportunities Fund and Value Opportunities Fund only.

Class F3, I, R5 and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended April 30, 2017:

	Distributor Commissions	Dealers’ Concessions
Alpha Strategy Fund	$ 53,748	$ 294,669
Fundamental Equity Fund	93,629	510,055
Global Core Equity Fund	179	950
Growth Leaders Fund	132,037	736,673
International Core Equity Fund	15,599	84,626
International Dividend Income Fund	44,244	233,117
International Opportunities Fund	24,292	127,173
Value Opportunities Fund	344,716	1,879,463

Notes to Financial Statements (unaudited)(continued)

Distributor received the following amount of CDSCs for the six months ended April 30, 2017:

	Class A	Class C
Alpha Strategy Fund	$ 5,213	$93,916
Fundamental Equity Fund	4,436	7,677
Growth Leaders Fund	52,662	54,049
International Core Equity Fund	2,671	577
International Dividend Income Fund	18,496	4,377
International Opportunities Fund	1,018	2,230
Value Opportunities Fund	6,959	18,680

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid quarterly for International Dividend Income Fund and annually for Alpha Strategy Fund, Fundamental Equity Fund, Global Core Equity Fund, Growth Leaders Fund, International Core Equity Fund, International Opportunities Fund and Value Opportunities Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2017 and fiscal year ended October 31, 2016 was as follows:

	Alpha Strategy Fund		Fundamental Equity Fund
	Six Months Ended 4/30/2017 (unaudited)	Year Ended 10/31/2016	Six Months Ended 4/30/2017 (unaudited)	Year Ended 10/31/2016
Distributions paid from:
Ordinary income	$–	$6,087,708	$40,226,108	$41,598,137
Net long-term capital gains	125,574,170	162,272,374	105,930,975	311,273,845
Total distributions paid	$125,574,170	$168,360,082	$146,157,083	$352,871,982

	Global Core Equity Fund		Growth Leaders Fund
	Period Ended 4/30/2017 (unaudited)		Six Months Ended 4/30/2017 (unaudited)	Year Ended 10/31/2016
Distributions paid from:
Ordinary income	$–		$–	$86,118,259
Net long-term capital gains	–		–	10,007,653
Total distributions paid	$–		$–	$96,125,912

Notes to Financial Statements (unaudited)(continued)

	International Core Equity Fund		International Dividend Income Fund
	Six Months Ended 4/30/2017 (unaudited)	Year Ended 10/31/2016	Six Months Ended 4/30/2017 (unaudited)	Year Ended 10/31/2016
Distributions paid from:
Ordinary income	$11,749,068	$6,595,906	$20,407,481	$56,293,614
Total distributions paid	$11,749,068	$6,595,906	$20,407,481	$56,293,614

	International Opportunities Fund		Value Opportunities Fund
	Six Months Ended 4/30/2017 (unaudited)	Year Ended 10/31/2016	Six Months Ended 4/30/2017 (unaudited)	Year Ended 10/31/2016
Distributions paid from:
Ordinary income	$4,401,410	$10,345,359	$1,828,852	$–
Net long-term capital gains	–	16,340,480	160,561,813	191,979,908
Total distributions paid	$4,401,410	$26,685,839	$162,390,665	$191,979,908

As of October 31, 2016, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2017	Indefinite	Total
Growth Leaders Fund	$–	$50,721,751	$50,721,751
International Core Equity Fund	198,263,766	44,967,273	243,231,039
International Dividend Income Fund	–	376,705,020	376,705,020
International Opportunities Fund	–	25,099,463	25,099,463

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of April 30, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Alpha Strategy Fund	Fundamental Equity Fund	Global Core Equity Fund
Tax cost	$1,069,202,057	$2,368,635,085	$3,244,940
Gross unrealized gain	86,920,693	412,693,437	237,683
Gross unrealized loss	(36,179,663)	(19,968,081)	(47,593)
Net unrealized security gain	$50,741,030	$392,725,356	$190,090

	Growth Leaders Fund	International Core Equity Fund	International Dividend Income Fund
Tax cost	$1,976,390,344	$589,984,860	$1,068,516,833
Gross unrealized gain	248,156,336	53,352,673	29,162,799
Gross unrealized loss	(7,575,706)	(6,589,676)	(27,455,700)
Net unrealized security gain	$240,580,630	$46,762,997	$1,707,099

	International Opportunities Fund	Value Opportunities Fund
Tax cost	$490,170,199	$2,406,999,921
Gross unrealized gain	85,204,823	664,305,703
Gross unrealized loss	(13,563,322)	(40,624,250)
Net unrealized security gain	$71,641,501	$623,681,453

Notes to Financial Statements (unaudited)(continued)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2017 were as follows:

	Purchases	Sales
Alpha Strategy Fund	$ 62,754,644	$ 138,969,152
Fundamental Equity Fund	1,543,053,877	1,885,562,396
Global Core Equity Fund	4,496,684	1,236,056
Growth Leaders Fund	2,812,345,457	2,909,962,557
International Core Equity Fund	493,355,204	439,280,540
International Dividend Income Fund	419,307,089	751,673,003
International Opportunities Fund	190,964,173	242,109,070
Value Opportunities Fund	891,466,249	757,033,280

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2017.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended April 30, 2017, the following Funds engaged in cross-trades:

Fund	Purchases	Sales	Gain/(Loss)
Growth Leaders Fund	669,783.88	–	–
International Core Equity Fund	2,791,380.60	1,142,929.23	142,977.22
International Dividend Income Fund	1,274,085.04	2,877,454.79	475,308.13
Fundamental Equity Fund	–	4,227,443.82	1,067,864.31
Value Opportunities Fund	2,500,068.16	3,138,841.07	633,261.67

Transaction in written option contracts for the six months ended April 30, 2017, were as follows for International Opportunities Fund:

	Number of Contracts	Premiums
Written option contracts outstanding at October 31, 2016	–	$–
Option contracts written	350	1,064,000
Written option contracts outstanding at April 30, 2017	350	1,064,000

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Global Core Equity Fund, International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund entered into forward foreign currency exchange contracts for the six months ended April 30, 2017 (as described in note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the

Notes to Financial Statements (unaudited)(continued)

currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

International Opportunities Fund entered into option contracts for the six months ended April 30, 2017 (as described in note 2(i)) for hedging purposes. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

As of April 30, 2017, Global Core Equity Fund, International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund had the following derivatives at fair value, grouped into risk categories that illustrate the Funds’ use of derivative instruments:

Global Core Equity Fund
Asset Derivatives	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	$1,601

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	$6,296

International Core Equity Fund
Asset Derivatives	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	$2,385,929

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	$2,225,932

International Dividend Income Fund
Asset Derivatives	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	$5,488,679

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	$6,300,907

Notes to Financial Statements (unaudited)(continued)

	International Opportunities Fund
Asset Derivatives	Foreign Currency Contracts	Options on Index Contracts
Forward Foreign Currency Exchange Contracts(1)	$1,116,904	–
Options Purchased(3)	–	$1,379,000

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	$3,959,181	–
Options Written(4)		$714,000

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statements of Assets and Liabilities location: Investments in securities at fair value.
(4)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of written options as reported in the Schedule of Investments. Only current fair value is reported within the Statements of Assets and Liabilities.

Transactions in derivative Instruments for fiscal year ended April 30, 2017, were as follows:

Global Core Equity Fund
Forward Currency Contracts
Net Change in Unrealized Appreciation/Depreciation(1)
Forward Foreign Currency Exchange Contracts	$(4,695)
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(2)	$147,149

International Core Equity Fund
Forward Currency Contracts
Net Realized Gain (Loss)(3)
Forward Foreign Currency Exchange Contracts	$(370,028)
Net Change in Unrealized Appreciation/Depreciation(1)
Forward Foreign Currency Exchange Contracts	469,578
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(2)	$210,565,175

International Dividend Income Fund
Forward Currency Contracts
Net Realized Gain (Loss)(3)
Forward Foreign Currency Exchange Contracts	$2,946,609
Net Change in Unrealized Appreciation/Depreciation(1)
Forward Foreign Currency Exchange Contracts	(1,934,912)
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(2)	$618,379,707

Notes to Financial Statements (unaudited)(continued)

	International Opportunities Fund
	Forward Currency Contracts	Options on Index Contracts
Net Realized Gain (Loss)(3)
Forward Foreign Currency Exchange Contracts	$(602,338)	–
Net Change in Unrealized Appreciation/Depreciation(1)
Forward Foreign Currency Exchange Contracts	(937,875)	–
Option Purchased	–	$(686,000)
Option Written	–	350,000
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(2)	$247,464,927	–
Option Purchased(4)		350
Option Written(4)		350

*	Calculated based on the number of contracts or notional amounts for the six months ended April 30, 2017.
(1)	Statements of Operations location: Net change in unrealized appreciation/depreciation on options and translation of assets and liabilities denominated in foreign currencies.
(2)	Amount represents notional amounts in U.S. dollars.
(3)	Statements of Operations location: Net realized gain (loss) on options and foreign currency related transactions.
(4)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statements of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

		Fundamental Equity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$53,734,125	$–	$53,734,125
Total	$53,734,125	$–	$53,734,125

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$53,734,125	$–	$–	$(53,734,125)	$–
Total	$53,734,125	$–	$–	$(53,734,125)	$–

Notes to Financial Statements (unaudited)(continued)

		Growth Leaders Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$9,574,887	$–	$9,574,887
Total	$9,574,887	$–	$9,574,887

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$9,574,887	$–	$–	$(9,574,887)	$–
Total	$9,574,887	$–	$–	$(9,574,887)	$–

		International Core Equity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$2,385,929	$–	$2,385,929
Repurchase Agreement	2,774,277	–	2,774,277
Total	$5,160,206	$–	$5,160,206

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$91,023	$(91,023)	$–	$–	$–
Barclays Bank plc	43,097	(43,097)	–	–	–
Citibank	287,702	–	–	–	287,702
Fixed Income Clearing Corp.	2,774,277	–	–	(2,774,277)	–
Goldman Sachs	405,368	(50,308)	(280,000)	–	75,060
J.P. Morgan Chase	429,329	(152,971)	–	–	276,358
State Street Bank and Trust	1,097,302	(696,457)	(400,000)	–	845
UBS AG	32,108	(16,122)	–	–	15,986
Total	$5,160,206	$(1,049,978)	$(680,000)	$(2,774,277)	$655,951

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$2,225,932	$–	$2,225,932
Total	$2,225,932	$–	$2,225,932

Notes to Financial Statements (unaudited)(continued)

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$695,737	$(91,023)	$(580,000)	$–	$24,714
Barclays Bank plc	47,254	(43,097)	–	–	4,157
Credit Suisse International	1,353	–	–	–	1,353
Goldman Sachs	50,308	(50,308)	–	–	–
J.P. Morgan Chase	152,971	(152,971)	–	–	–
Morgan Stanley	289,393	–	(289,393)	–	–
Standard Chartered Bank	276,337	–	(270,000)	–	6,337
State Street Bank and Trust	696,457	(696,457)	–	–	–
UBS AG	16,122	(16,122)	–	–	–
Total	$2,225,932	$(1,049,978)	$(1,139,393)	$–	$36,561

		International Dividend Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$5,488,679	$–	$5,488,679
Repurchase Agreement	16,328,447	–	16,328,447
Total	$21,817,126	$–	$21,817,126

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$476,178	$–	$(290,000)	$–	$186,178
Barclays Bank plc	245,283	–	–	–	245,283
Citibank	977,454	(213,053)	(348,414)	–	415,987
Fixed Income Clearing Corp.	16,328,447	–	–	(16,328,447)	–
Goldman Sachs	320,146	(320,146)	–	–	–
J.P. Morgan Chase	463,431	(70,018)	(310,000)	–	83,413
Morgan Stanley	194,446	(194,446)	–	–	–
Standard Chartered Bank	36,173	(36,173)	–	–	–
State Street Bank and Trust	2,148,342	(1,124,991)	(870,000)	–	153,351
UBS AG	627,226	(627,226)	–	–	–
Total	$21,817,126	$(2,586,053)	$(1,818,414)	$(16,328,447)	$1,084,212

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$6,300,907	$–	$6,300,907
Total	$6,300,907	$–	$6,300,907

Notes to Financial Statements (unaudited)(continued)

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Citibank	$213,053	$(213,053)	$–	$–	$–
Goldman Sachs	1,953,436	(320,146)	(1,520,000)	–	113,290
J.P. Morgan Chase	70,018	(70,018)	–	–	–
Morgan Stanley	282,615	(194,446)	–	–	88,169
Standard Chartered Bank	674,571	(36,173)	(638,398)	–	–
State Street Bank and Trust	1,124,991	(1,124,991)	–	–	–
UBS AG	1,982,223	(627,226)	(1,354,997)	–	–
Total	$6,300,907	$(2,586,053)	$(3,513,395)	$–	$201,459

		International Opportunities Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,116,904	$–	$1,116,904
Repurchase Agreement	6,563,195	–	6,563,195
Total	$7,680,099	$–	$7,680,099

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Barclays Bank plc	$83,521	$(23,588)	$–	$–	$59,933
Citibank	41,432	(41,432)	–	–	–
Fixed Income Clearing Corp.	6,563,195	–	–	(6,563,195)	–
Goldman Sachs	252,033	(212,658)	(39,375)	–	–
J.P. Morgan Chase	51,500	(51,500)	–	–	–
Morgan Stanley	163,628	(32,474)	–	(131,154)	–
State Street Bank and Trust	524,790	(524,790)	–	–	–
Total	$7,680,099	$(886,442)	$(39,375)	$(6,694,349)	$59,933

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$3,959,181	$–	$3,959,181
Total	$3,959,181	$–	$3,959,181

Notes to Financial Statements (unaudited)(continued)

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$621,920	$–	$(540,000)	$–	$81,920
Barclays Bank plc	23,588	(23,588)	–	–	–
Citibank	641,168	(41,432)	(322,328)	–	277,408
Goldman Sachs	212,658	(212,658)	–	–	–
J.P. Morgan Chase	328,932	(51,500)	(277,432)	–	–
Morgan Stanley	32,474	(32,474)	–	–	–
Standard Chartered Bank	839,480	–	(839,480)	–	–
State Street Bank and Trust	970,520	(524,790)	(340,000)	–	105,730
UBS AG	288,441	–	(200,000)	–	88,441
Total	$3,959,181	$(886,442)	$(2,519,240)	$–	$553,499

		Value Opportunities Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$68,759,316	$–	$68,759,316
Total	$68,759,316	$–	$68,759,316

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$68,759,316	$–	$–	$(68,759,316)	$–
Total	$68,759,316	$–	$–	$(68,759,316)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of April 30, 2017.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of April 30, 2017.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and two Trustees, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (unaudited)(continued)

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

The Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. The Facility will continue through August 28, 2017.

During the six months ended April 30, 2017, the Funds did not utilize the Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended April 30, 2017, six Funds of the Trust participated as lenders in the Interfund Lending Program. The average amount loaned, interest rate and interest income were as follows:

Fund	Average Loan	Average Interest Rate	Interest Income*
Fundamental Equity	$ 9,251,553	0.826%	$ 762
Growth Leaders	15,359,385	0.826%	1,327
International Core Equity	18,703,275	0.725%	372
International Dividend	17,595,351	0.752%	1,815
International Opportunities	17,106,653	0.725%	340
Value Opportunities	39,910,450	0.823%	3,616

*	Included in the Statement of Operations

There were no interfund loans outstanding as of April 30, 2017.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the fiscal six months ended April 30, 2017:

Notes to Financial Statements (unaudited)(continued)

Alpha Strategy Fund
Affiliated Issuer	Balance of Shares Held at 10/31/2016	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/2017	Fair Value at 4/30/2017	Net Realized Gain 11/1/2016 to 4/30/2017		Dividend Income 11/1/2016 to 4/30/2017
Lord Abbett Developing Growth Fund, Inc. – Class I	10,921,383	45,517	(931,135)	10,035,765	$224,600,412	$4,110,897		$–
Lord Abbett Securities Trust – International Opportunities Fund – Class I	13,654,913	132,107	(1,574,996)	12,212,024	226,533,049	12,650,795		2,097,861
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I	7,678,517	79,005	(907,956)	6,849,566	112,058,897	1,526,778		–
Lord Abbett Securities Trust – Micro-Cap Value Fund – Class I	3,250,885	567,842	(604,828)	3,213,899	111,361,599	26,647,987	(a)	–
Lord Abbett Research Fund, Inc. – Small-Cap Value Fund – Class I	8,867,080	1,027,847	(1,202,048)	8,692,879	223,320,057	28,508,778	(b)	–
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	11,450,885	665,224	(1,187,513)	10,928,596	222,069,073	19,997,891	(c)	417,580
Total					$1,119,943,087	$93,443,126		$2,515,441

(a)	Includes $18,937,557 of distributed capital gains.
(b)	Includes $26,120,063 of distributed capital gains.
(c)	Includes $12,813,715 of distributed capital gains.

14.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Funds invest. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Large company stocks, in which Fundamental Equity Fund, Global Core Equity Fund, Growth Leaders Fund, International Core Equity Fund and International Dividend Income Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks. Small and mid-sized company stocks, in which Alpha Strategy Fund, Fundamental Equity Fund, Growth Leaders Fund, International Core Equity Fund, International Opportunities Fund and Value Opportunities Fund invest, may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

In general, Global Core Equity Fund, Growth Leaders Fund employs a growth investing style and Global Core Equity Fund, Fundamental Equity Fund, International Dividend Income Fund and Value Opportunities Fund employ a value investing style. Growth stocks generally are more volatile than value stocks. The price of value stocks may lag the market for long periods of time.

Global Core Equity Fund, International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund are subject to the risks of investing in foreign securities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or

Notes to Financial Statements (unaudited)(continued)

currency controls. These risks are generally greater for securities issued by companies in emerging market companies. Similarly, due to their investments in multinational and foreign companies, Alpha Strategy Fund, Fundamental Equity Fund, Growth Leaders Fund, and Value Opportunities Fund similarly may experience increased market, liquidity, currency, political, informational, and other risks.

International Dividend Income Fund is subject to the risks of investing in dividend paying stocks. Dividend paying stocks may be sensitive to changes in market interest rates, and the prices of such stocks may decline as rates rise. International Dividend Income Fund may be subject to the volatility of stocks that have high dividends per share due to recent decreases in their share prices.

Alpha Strategy Fund’s investments are concentrated in the Underlying Funds and, as a result, the Fund’s performance is directly related to their performance and subject to their risks.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

These factors can affect each Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Alpha Strategy Fund		Six Months Ended April 30, 2017 (unaudited)		Year Ended October 31, 2016

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,197,461	$56,242,412	2,701,861	$68,590,147
Converted from Class B*	50,508	1,312,777	147,789	3,684,404
Reinvestment of distributions	1,949,479	48,717,462	2,690,780	67,808,810
Shares reacquired	(4,693,847)	(120,886,393)	(5,487,466)	(142,043,052)
Increase (decrease)	(496,399)	$(14,613,742)	52,964	$(1,959,691)

Class B Shares
Shares sold	16,770	$377,460	9,940	$232,007
Reinvestment of distributions	21,575	477,251	52,429	1,194,846
Shares reacquired	(62,671)	(1,446,773)	(61,246)	(1,446,050)
Converted to Class A*	(57,006)	(1,312,777)	(163,815)	(3,684,404)
Decrease	(81,332)	$(1,904,839)	(162,692)	$(3,703,601)

Class C Shares
Shares sold	1,625,134	$35,974,788	1,431,293	$32,204,862
Reinvestment of distributions	1,218,846	26,522,079	1,611,971	36,204,864
Shares reacquired	(3,641,352)	(81,905,215)	(3,203,478)	(73,041,645)
Decrease	(797,372)	$(19,408,348)	(160,214)	$(4,631,919)

Class F Shares
Shares sold	2,608,026	$67,672,302	3,361,417	$85,514,460
Reinvestment of distributions	826,161	20,711,860	1,096,453	27,674,462
Shares reacquired	(2,304,300)	(59,812,209)	(4,696,551)	(119,928,932)
Increase (decrease)	1,129,887	$28,571,953	(238,681)	$(6,740,010)

Notes to Financial Statements (unaudited)(continued)

Alpha Strategy Fund		Six Months Ended April 30, 2017 (unaudited)		Year Ended October 31, 2016

Class F3 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	382.41	$10,000	–	$–
Increase	382.41	$10,000	–	$–

Class I Shares
Shares sold	68,685	$1,795,547	1,197,343	$27,894,935
Reinvestment of distributions	261,892	6,659,921	183,234	4,679,787
Shares reacquired	(473,029)	(12,503,757)	(228,260)	(6,044,812)
Increase (decrease)	(142,452)	$(4,048,289)	1,152,317	$26,529,910

Class R2 Shares
Shares sold	22,826	$561,936	42,706	$1,065,360
Reinvestment of distributions	3,215	78,219	3,619	89,352
Shares reacquired	(27,757)	(689,787)	(32,344)	(829,710)
Increase (decrease)	(1,716)	$(49,632)	13,981	$325,002

Class R3 Shares
Shares sold	586,049	$14,613,061	339,056	$8,553,804
Reinvestment of distributions	156,331	3,823,860	198,882	4,930,278
Shares reacquired	(749,829)	(18,776,980)	(444,536)	(11,151,496)
Increase (decrease)	(7,449)	$(340,059)	93,402	$2,332,586

Class R4 Shares
Shares sold	34,147	$883,378	12,514.58	$309,355
Reinvestment of distributions	1,344	33,521	50.42	1,269
Shares reacquired	(4,311)	(109,122)	(2,148)	(52,916)
Increase	31,180	$807,777	10,417.00	$257,708

Class R5 Shares
Shares sold	2,818.18	$73,610	157.65	$3,973
Reinvestment of distributions	41	1,052	49.49	1,264
Shares reacquired	(0.46)	(12)	(157.65)	(3,902)
Increase	2,858.72	$74,650	49.49	$1,335

Class R6 Shares
Shares sold	234,484	$6,176,751	25,851	$704,910
Reinvestment of distributions	3,172	80,661	49.52	1,266
Shares reacquired	(124,038)	(3,210,870)	(594.31)	(15,998)
Increase	113,618	$3,046,542	25,306	$690,178

Notes to Financial Statements (unaudited)(continued)

Fundamental Equity Fund		Six Months Ended April 30, 2017 (unaudited)		Year Ended October 31, 2016

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	7,672,245	$99,979,547	7,125,774	$85,074,509
Converted from Class B*	395,823	5,193,122	634,665	7,587,343
Reinvestment of distributions	6,472,250	81,162,018	15,344,862	184,905,854
Shares reacquired	(23,938,465)	(312,191,883)	(43,483,600)	(524,287,644)
Decrease	(9,398,147)	$(125,857,196)	(20,378,299)	$(246,719,938)

Class B Shares
Shares sold	112,851	$1,345,574	27,626	$307,570
Reinvestment of distributions	59,411	682,631	236,624	2,619,413
Shares reacquired	(361,773)	(4,292,977)	(532,097)	(5,862,298)
Converted to Class A*	(432,696)	(5,193,122)	(693,492)	(7,587,342)
Decrease	(622,207)	$(7,457,894)	(961,339)	$(10,522,657)

Class C Shares
Shares sold	2,219,361	$26,011,942	2,685,317	$29,059,965
Reinvestment of distributions	1,955,101	22,190,394	5,200,487	57,049,346
Shares reacquired	(8,921,221)	(105,090,620)	(18,614,064)	(203,545,733)
Decrease	(4,746,759)	$(56,888,284)	(10,728,260)	$(117,436,422)

Class F Shares
Shares sold	5,170,466	$66,769,074	6,153,160	$74,838,270
Reinvestment of distributions	1,136,362	14,102,246	2,862,952	34,183,648
Shares reacquired	(5,727,778)	(74,015,403)	(17,563,279)	(212,002,755)
Increase (decrease)	579,050	$6,855,917	(8,547,167)	$(102,980,837)

Class F3 Shares(a)
Shares sold	755.28	$10,000	–	$–
Increase	755.28	$10,000	–	$–

Class I Shares
Shares sold	442,119	$5,795,999	1,219,181	$14,523,390
Reinvestment of distributions	551,292	6,940,763	1,818,427	22,002,971
Shares reacquired	(2,570,296)	(33,892,421)	(9,434,658)	(113,708,876)
Decrease	(1,576,885)	$(21,155,659)	(6,397,050)	$(77,182,515)

Class P Shares
Shares sold	90,776	$1,166,385	86,346	$1,012,821
Reinvestment of distributions	45,374	559,462	112,484	1,334,055
Shares reacquired	(246,351)	(3,187,256)	(370,654)	(4,411,638)
Decrease	(110,201)	$(1,461,409)	(171,824)	$(2,064,762)

Class R2 Shares
Shares sold	76,036	$967,881	140,926	$1,652,619
Reinvestment of distributions	18,730	230,384	53,991	638,713
Shares reacquired	(132,042)	(1,705,262)	(354,997)	(4,132,371)
Decrease	(37,276)	$(506,997)	(160,080)	$(1,841,039)

Notes to Financial Statements (unaudited)(continued)

Fundamental Equity Fund		Six Months Ended April 30, 2017 (unaudited)		Year Ended October 31, 2016

Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	1,561,445	$20,074,543	1,180,295	$13,951,086
Reinvestment of distributions	643,368	7,945,598	1,639,440	19,492,945
Shares reacquired	(3,058,029)	(39,282,382)	(5,827,361)	(68,903,142)
Decrease	(853,216)	$(11,262,241)	(3,007,626)	$(35,459,111)

Class R4 Shares
Shares sold	260,490	$3,399,711	9,549.00	$118,606
Reinvestment of distributions	529	6,607	82	982
Shares reacquired	(12,373)	(164,891)	(676)	(8,498)
Increase	248,646	$3,241,427	8,955.00	$111,090

Class R5 Shares
Shares sold	26,444	$359,209	9,117	$116,754
Reinvestment of distributions	556	7,002	82	988
Shares reacquired	(495)	(6,443)	–	–
Increase	26,505	$359,768	9,199	$117,742

Class R6 Shares
Shares sold	707,744	$9,461,794	9,431	$105,217
Reinvestment of distributions	1,814	22,871	82	989
Shares reacquired	(326,314)	(4,311,698)	(484)	(5,831)
Increase	383,244	$5,172,967	9,029	$100,375

Global Core Equity Fund**		Six Months Ended April 30, 2017 (unaudited)		Year Ended October 31, 2016

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	126,180	$1,262,188	–	$–
Increase	126,180	$1,262,188	–	$–

Class C Shares
Shares sold	2,546	$26,057	–	$–
Increase	2,546	$26,057	–	$–

Class F Shares
Shares sold	98,000	$980,000	–	$–
Increase	98,000	$980,000	–	$–

Class F3 Shares(a)
Shares sold	972.76	$10,000	–	$–
Increase	972.76	$10,000	–	$–

Class I Shares
Shares sold	98,000	$980,000	–	$–
Increase	98,000	$980,000	–	$–

Class R2 Shares
Shares sold	1,000	$10,000	–	$–
Increase	1,000	$10,000	–	$–

Notes to Financial Statements (unaudited)(continued)

Global Core Equity Fund**		Six Months Ended April 30, 2017 (unaudited)		Year Ended October 31, 2016

Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	1,000	$10,000	–	$–
Increase	1,000	$10,000	–	$–

Class R4 Shares
Shares sold	1,000	$10,000	–	$–
Increase	1,000	$10,000	–	$–

Class R5 Shares
Shares sold	1,000	$10,000	–	$–
Increase	1,000	$10,000	–	$–

Class R6 Shares
Shares sold	1,000	$10,000	–	$–
Increase	1,000	$10,000	–	$–

Growth Leaders Fund		Six Months Ended April 30, 2017 (unaudited)		Year Ended October 31, 2016

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,679,302	$109,282,325	15,264,718	$337,560,393
Converted from Class B*	38,106	912,129	55,316	1,212,606
Reinvestment of distributions	–	–	1,410,176	32,095,614
Shares reacquired	(11,091,704)	(260,990,138)	(14,529,407)	(317,731,181)
Increase (decrease)	(6,374,296)	$(150,795,684)	2,200,803	$53,137,432

Class B Shares
Shares sold	28,213	$644,458	19,280	$419,351
Reinvestment of distributions	–	–	7,585	168,835
Shares reacquired	(43,541)	(993,091)	(45,401)	(1,011,070)
Converted to Class A*	(39,323)	(912,129)	(56,748)	(1,212,606)
Decrease	(54,651)	$(1,260,762)	(75,284)	$(1,635,490)

Class C Shares
Shares sold	2,034,962	$45,882,190	9,177,319	$195,548,463
Reinvestment of distributions	–	–	789,874	17,400,924
Shares reacquired	(4,383,926)	(98,788,058)	(5,574,461)	(118,105,343)
Increase (decrease)	(2,348,964)	$(52,905,868)	4,392,732	$94,844,044

Class F Shares
Shares sold	11,065,610	$263,453,696	21,475,824	$475,803,724
Reinvestment of distributions	–	–	1,259,864	28,863,484
Shares reacquired	(7,851,066)	(185,325,082)	(19,656,010)	(429,600,892)
Increase	3,214,544	$78,128,614	3,079,678	$75,066,316

Class F3 Shares(a)
Shares sold	403	$10,000	–	$–
Increase	403	$10,000	–	$–

Notes to Financial Statements (unaudited)(continued)

Growth Leaders Fund		Six Months Ended April 30, 2017 (unaudited)		Year Ended October 31, 2016

Class I Shares	Shares	Amount	Shares	Amount
Shares sold	329,189	$7,780,527	1,128,081	$25,106,560
Reinvestment of distributions	–	–	147,289	3,386,168
Shares reacquired	(1,254,511)	(30,621,873)	(946,064)	(20,987,194)
Increase (decrease)	(925,322)	$(22,841,346)	329,306	$7,505,534

Class R2 Shares
Shares sold	6,277	$146,958	52,314	$1,141,641
Reinvestment of distributions	–	–	268	6,114
Shares reacquired	(4,555)	(104,633)	(20,844)	(456,005)
Increase	1,722	$42,325	31,738	$691,750

Class R3 Shares
Shares sold	429,527	$10,032,898	205,129	$4,473,829
Reinvestment of distributions	–	–	27,873	631,344
Shares reacquired	(496,944)	(11,600,076)	(199,031)	(4,395,915)
Increase (decrease)	(67,417)	$(1,567,178)	33,971	$709,258

Class R4 Shares
Shares sold	84,658	$2,045,168	82,419	$1,777,881
Reinvestment of distributions	–	–	21	470
Shares reacquired	(31,008)	(720,276)	(5,497)	(121,704)
Increase	53,650	$1,324,892	76,943	$1,656,647

Class R5 Shares
Shares sold	60,625	$1,410,109	170,194	$3,894,136
Reinvestment of distributions	–	–	20	466
Shares reacquired	(19,343)	(454,366)	(7,631)	(175,323)
Increase	41,282	$955,743	162,583	$3,719,279

Class R6 Shares
Shares sold	671,054	$16,672,409	79,288	$1,800,291
Reinvestment of distributions	–	–	481	11,055
Shares reacquired	(135,476)	(3,303,285)	(12,689)	(289,519)
Increase	535,578	$13,369,124	67,080	$1,521,827

International Core Equity Fund		Six Months Ended April 30, 2017 (unaudited)		Year Ended October 31, 2016

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,506,613	$30,099,930	2,211,314	$26,366,020
Converted from Class B*	73,057	886,167	146,302	1,713,421
Reinvestment of distributions	447,247	5,223,849	354,489	4,236,145
Shares reacquired	(6,437,668)	(77,105,402)	(7,862,410)	(93,356,462)
Decrease	(3,410,751)	$(40,895,456)	(5,150,305)	$(61,040,876)

Notes to Financial Statements (unaudited)(continued)

International Core Equity Fund		Six Months Ended April 30, 2017 (unaudited)		Year Ended October 31, 2016

Class B Shares	Shares	Amount	Shares	Amount
Shares sold	41,318	$495,869	5,090	$58,443
Reinvestment of distributions	2,641	30,869	1,244	14,825
Shares reacquired	(95,866)	(1,147,074)	(95,516)	(1,121,471)
Converted to Class A*	(73,154)	(886,167)	(147,106)	(1,713,421)
Decrease	(125,061)	$(1,506,503)	(236,288)	$(2,761,624)

Class C Shares
Shares sold	747,973	$8,912,902	233,644	$2,755,542
Reinvestment of distributions	33,477	388,336	16,741	198,545
Shares reacquired	(1,293,975)	(15,406,547)	(946,769)	(11,092,209)
Decrease	(512,525)	$(6,105,309)	(696,384)	$(8,138,122)

Class F Shares
Shares sold	804,291	$9,584,400	1,770,643	$20,883,435
Reinvestment of distributions	122,092	1,415,048	72,915	864,770
Shares reacquired	(972,562)	(11,548,832)	(1,688,539)	(20,048,471)
Increase (decrease)	(46,179)	$(549,384)	155,019	$1,699,734

Class F3 Shares(a)
Shares sold	810.37	$10,000	–	$–
Increase	810.37	$10,000	–	$–

Class I Shares
Shares sold	9,808,105	$121,952,478	10,295,009	$123,267,905
Reinvestment of distributions	305,429	3,588,786	57,791	694,648
Shares reacquired	(1,130,799)	(13,824,133)	(1,902,046)	(23,028,997)
Increase	8,982,735	$111,717,131	8,450,754	$100,933,556

Class P Shares
Shares sold	163	$1,949	971	$11,398
Reinvestment of distributions	161	1,887	101	1,208
Shares reacquired	(1,570)	(19,091)	(1,858)	(21,488)
Decrease	(1,246)	$(15,255)	(786)	$(8,882)

Class R2 Shares
Shares sold	20,209	$240,529	7,444	$87,252
Reinvestment of distributions	389	4,538	209	2,495
Shares reacquired	(4,947)	(58,901)	(16,794)	(198,505)
Increase (decrease)	15,651	$186,166	(9,141)	$(108,758)

Class R3 Shares
Shares sold	742,702	$8,790,963	337,247	$3,937,387
Reinvestment of distributions	25,459	293,038	14,835	174,918
Shares reacquired	(950,307)	(11,253,001)	(574,888)	(6,715,309)
Decrease	(182,146)	$(2,169,000)	(222,806)	$(2,603,004)

Class R4 Shares
Shares sold	16,931	$207,818	–	$–
Reinvestment of distributions	18	206	11	138
Shares reacquired	(176)	(2,133)	–	–
Increase	16,773	$205,891	11	$138

Notes to Financial Statements (unaudited)(continued)

International Core Equity Fund		Six Months Ended April 30, 2017 (unaudited)		Year Ended October 31, 2016

Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	1,873	$23,732	–	$–
Reinvestment of distributions	19	227	13	149
Increase	1,892	$23,959	13	$149

Class R6 Shares
Shares sold	529,945	$6,538,722	901,192.00	$11,065,181
Reinvestment of distributions	22,976	270,198	13	151
Shares reacquired	(241,398)	(2,963,872)	(15,140)	(185,015)
Increase	311,523	$3,845,048	886,065	$10,880,317

International Dividend Income Fund		Six Months Ended April 30, 2017 (unaudited)		Year Ended October 31, 2016

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,297,422	$22,550,868	8,897,678	$59,337,179
Reinvestment of distributions	906,727	6,216,249	2,373,082	15,886,465
Shares reacquired	(15,333,381)	(104,505,996)	(49,598,375)	(332,044,632)
Decrease	(11,129,232)	$(75,738,879)	(38,327,615)	$(256,820,988)

Class C Shares
Shares sold	476,705	$3,236,155	878,682	$5,825,972
Reinvestment of distributions	129,155	877,897	368,833	2,443,942
Shares reacquired	(3,276,404)	(22,075,689)	(8,678,584)	(57,649,616)
Decrease	(2,670,544)	$(17,961,637)	(7,431,069)	$(49,379,702)

Class F Shares
Shares sold	5,620,851	$38,341,914	6,615,741	$44,392,810
Reinvestment of distributions	244,017	1,676,781	588,468	3,950,449
Shares reacquired	(6,822,609)	(46,594,376)	(20,545,029)	(138,296,073)
Decrease	(957,741)	$(6,575,681)	(13,340,820)	$(89,952,814)

Class F3 Shares(a)
Shares sold	1,422	$10,000	–	$–
Increase	1,422	$10,000	–	$–

Class I Shares
Shares sold	2,305,101	$15,385,507	4,355,371	$29,265,107
Reinvestment of distributions	1,547,279	10,616,787	4,690,904	31,556,414
Shares reacquired	(38,487,019)	(270,320,030)	(56,373,338)	(377,699,997)
Decrease	(34,634,639)	$(244,317,736)	(47,327,063)	$(316,878,476)

Class R2 Shares
Shares sold	9,629	$67,395	27,058.7	$184,116
Reinvestment of distributions	343	2,402	1,215	8,302
Shares reacquired	(12,819)	(88,623)	(72,190)	(489,261)
Decrease	(2,847)	$(18,826)	(43,916.3)	$(296,843)

Notes to Financial Statements (unaudited)(continued)

International Dividend Income Fund		Six Months Ended April 30, 2017 (unaudited)		Year Ended October 31, 2016

Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	234,400	$1,616,219	514,921	$3,476,402
Reinvestment of distributions	28,265	195,812	57,109	385,878
Shares reacquired	(352,983)	(2,444,643)	(481,268)	(3,223,872)
Increase (decrease)	(90,318)	$(632,612)	90,762	$638,408

Class R4 Shares
Shares sold	1,558	$10,990	–	$–
Reinvestment of distributions	36	251	46	304
Shares reacquired	(7)	(46)	–	–
Increase	1,587	$11,195	46	$304

Class R5 Shares
Reinvestment of distributions	25	169	48	326
Increase	25	$169	48	$326

Class R6 Shares
Shares sold	567,943	$4,043,810	–	$–
Reinvestment of distributions	25	169	48	326
Shares reacquired	(196,877)	(1,400,096)	–	–
Increase	371,091	$2,643,883	48	$326

International Opportunities Fund		Six Months Ended April 30, 2017 (unaudited)		Year Ended October 31, 2016

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,686,412	$27,981,543	3,205,088	$51,449,371
Converted from Class B*	27,623	456,201	40,727	644,781
Reinvestment of distributions	59,795	926,823	407,053	6,565,759
Shares reacquired	(3,138,910)	(51,078,609)	(3,609,366)	(57,013,749)
Increase (decrease)	(1,365,080)	$(21,714,042)	43,502	$1,646,162

Class B Shares
Shares sold	18,461	$288,725	7,659	$117,814
Reinvestment of distributions	–	–	5,850	89,673
Shares reacquired	(38,527)	(594,418)	(46,481)	(703,040)
Converted to Class A*	(29,131)	(456,201)	(42,967)	(644,781)
Decrease	(49,197)	$(761,894)	(75,939)	$(1,140,334)

Class C Shares
Shares sold	329,450	$5,146,636	501,315	$7,581,584
Reinvestment of distributions	–	–	74,489	1,127,012
Shares reacquired	(596,467)	(9,082,348)	(717,647)	(10,721,752)
Decrease	(267,017)	$(3,935,712)	(141,843)	$(2,013,156)

Class F Shares
Shares sold	2,508,106	$41,358,583	4,287,342	$67,776,353
Reinvestment of distributions	41,462	636,438	285,553	4,563,136
Shares reacquired	(1,865,487)	(29,666,814)	(6,066,514)	(94,284,169)
Increase (decrease)	684,081	$12,328,207	(1,493,619)	$(21,944,680)

Notes to Financial Statements (unaudited)(continued)

International Opportunities Fund		Six Months Ended April 30, 2017 (unaudited)		Year Ended October 31, 2016

Class F3 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	563.38	$10,000	–	$–
Increase	563.38	$10,000	–	$–

Class I Shares
Shares sold	149,169	$2,503,024	742,472	$11,868,315
Reinvestment of distributions	149,643	2,376,338	729,325	12,048,452
Shares reacquired	(3,342,821)	(58,446,409)	(2,364,512)	(39,198,394)
Decrease	(3,044,009)	$(53,567,047)	(892,715)	$(15,281,627)

Class P Shares
Shares sold	876	$14,611	4,010	$64,840
Reinvestment of distributions	71	1,121	1,148	18,861
Shares reacquired	(10,230)	(167,898)	(17,475)	(277,935)
Decrease	(9,283)	$(152,166)	(12,317)	$(194,234)

Class R2 Shares
Shares sold	95,624	$1,560,670	131,494	$2,064,548
Reinvestment of distributions	346	5,286	567	9,039
Shares reacquired	(25,516)	(406,698)	(29,095)	(463,995)
Increase	70,454	$1,159,258	102,966	$1,609,592

Class R3 Shares
Shares sold	371,437	$5,941,883	894,885	$14,178,267
Reinvestment of distributions	7,109	108,339	23,820	378,261
Shares reacquired	(1,028,040)	(16,517,767)	(322,495)	(5,076,196)
Increase (decrease)	(649,494)	$(10,467,545)	596,210	$9,480,332

Class R4 Shares
Shares sold	38,163	$626,821	118,621.48	$1,920,357
Reinvestment of distributions	894	13,808	26	415
Shares reacquired	(9,890)	(161,749)	(2,386)	(39,059)
Increase	29,167	$478,880	116,261.48	$1,881,713

Class R5 Shares
Shares sold	30,334	$505,207	189,741	$3,157,089
Reinvestment of distributions	1,676	26,598	25	417
Shares reacquired	(16,741)	(282,796)	(24,160)	(404,859)
Increase	15,269	$249,009	165,606	$2,752,647

Class R6 Shares
Shares sold	771,472	$13,333,125	132,813	$2,236,515
Reinvestment of distributions	1,438	22,874	37	620
Shares reacquired	(173,621)	(3,008,075)	(22,571)	(378,706)
Increase	599,289	$10,347,924	110,279	$1,858,429

Notes to Financial Statements (unaudited)(continued)

Value Opportunities Fund		Six Months Ended April 30, 2017 (unaudited)		Year Ended October 31, 2016

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	10,742,432	$210,759,003	10,508,880	$191,757,917
Converted from Class B*	94,651	1,867,985	162,424	2,931,720
Reinvestment of distributions	2,847,532	54,701,085	3,829,534	69,774,112
Shares reacquired	(11,398,446)	(223,569,946)	(16,364,241)	(300,451,414)
Increase (decrease)	2,286,169	$43,758,127	(1,863,403)	$(35,987,665)

Class B Shares
Shares sold	58,637	$1,042,418	21,778	$363,010
Reinvestment of distributions	22,165	386,337	46,017	771,244
Shares reacquired	(114,550)	(2,036,036)	(105,055)	(1,769,522)
Converted to Class A*	(104,495)	(1,867,985)	(177,149)	(2,931,720)
Decrease	(138,243)	$(2,475,266)	(214,409)	$(3,566,988)

Class C Shares
Shares sold	3,614,754	$64,371,877	2,744,387	$46,310,029
Reinvestment of distributions	1,090,878	19,024,911	1,416,764	23,744,964
Shares reacquired	(3,558,885)	(63,262,430)	(4,782,166)	(79,996,659)
Increase (decrease)	1,146,747	$20,134,358	(621,015)	$(9,941,666)

Class F Shares
Shares sold	18,682,441	$373,158,516	14,223,196	$269,287,074
Reinvestment of distributions	1,911,365	37,348,068	1,866,670	34,552,058
Shares reacquired	(5,794,645)	(115,643,310)	(9,790,352)	(181,206,332)
Increase	14,799,161	$294,863,274	6,299,514	$122,632,800

Class F3 Shares(a)
Shares sold	494	$10,000	–	$–
Increase	494	$10,000	–	$–

Class I Shares
Shares sold	1,009,321	$20,513,335	2,079,301	$38,601,684
Reinvestment of distributions	1,350,262	26,856,722	1,993,547	37,518,542
Shares reacquired	(7,064,803)	(143,561,182)	(7,727,105)	(143,468,732)
Decrease	(4,705,220)	$(96,191,125)	(3,654,257)	$(67,348,506)

Class P Shares
Shares sold	160,464	$3,103,990	289,322	$5,195,262
Reinvestment of distributions	115,181	2,180,377	167,787	3,021,853
Shares reacquired	(397,153)	(7,659,667)	(695,489)	(12,393,812)
Decrease	(121,508)	$(2,375,300)	(238,380)	$(4,176,697)

Class R2 Shares
Shares sold	227,706	$4,255,844	111,936	$1,998,982
Reinvestment of distributions	10,482	194,856	13,618	241,441
Shares reacquired	(113,511)	(2,147,075)	(158,945)	(2,826,912)
Increase (decrease)	124,677	$2,303,625	(33,391)	$(586,489)

Notes to Financial Statements (unaudited)(concluded)

Value Opportunities Fund		Six Months Ended April 30, 2017 (unaudited)		Year Ended October 31, 2016

Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	972,429	$18,615,091	938,971	$16,844,938
Reinvestment of distributions	320,069	6,001,300	462,439	8,254,542
Shares reacquired	(1,593,538)	(30,460,467)	(1,990,444)	(35,433,934)
Decrease	(301,040)	$(5,844,076)	(589,034)	$(10,334,454)

Class R4 Shares
Shares sold	442,264	$8,675,155	181,108	$3,408,944
Reinvestment of distributions	9,606	184,435	38	689
Shares reacquired	(89,328)	(1,747,541)	(27,094)	(519,823)
Increase	362,542	$7,112,049	154,052	$2,889,810

Class R5 Shares
Shares sold	324,724	$6,617,120	2,335,253	$45,222,883
Reinvestment of distributions	127,567	2,538,584	35	669
Shares reacquired	(140,036)	(2,812,680)	(153,952)	(3,027,234)
Increase	312,255	$6,343,024	2,181,336	$42,196,318

Class R6 Shares
Shares sold	2,006,863	$40,817,070	1,726,267	$30,731,482
Reinvestment of distributions	178,818	3,563,847	107,061	2,015,955
Shares reacquired	(534,334)	(10,835,219)	(397,147)	(7,725,853)
Increase	1,651,347	$33,545,698	1,436,181	$25,021,584

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
**	Commenced January 17, 2017.
(a)	Commenced on April 4, 2017.

16.	RECENT ACCOUNTING REGULATION

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X that, along with other regulatory changes, are intended to modernize the reporting and disclosure of information by registered investment companies. In part, the amendments require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance date for the amendments is August 1, 2017. Although management continues to evaluate the potential impact of the amendments on the Funds, it expects such impact will be limited to additional financial statement disclosures, with no effect on the Funds’ net assets or results of operations.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of April 30, 2017, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. – Class I	20.05%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	20.23%
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I	10.01%
Lord Abbett Securities Trust – Micro-Cap Value Fund – Class I	9.94%
Lord Abbett Research Fund, Inc. – Small-Cap Value Fund – Class I	19.94%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	19.83%

The Ten Largest Holdings and the Holdings by Sector, as of April 30, 2017, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Wix.com Ltd.	2.49%
Shopify, Inc. Class A	2.20%
Cognex Corp.	2.18%
Dave & Buster’s Entertainment, Inc.	2.09%
WageWorks, Inc.	1.93%
Allison Transmission Holdings, Inc.	1.86%
Exact Sciences Corp.	1.83%
Live Nation Entertainment, Inc.	1.75%
Cavium, Inc.	1.71%
2U, Inc.	1.64%

Holdings by Sector*	% of Investments
Consumer Discretionary	14.39%
Energy	3.22%
Financials	12.06%
Health Care	18.05%
Industrials	16.97%
Information Technology	29.90%
Materials	3.36%
Repurchase	2.05%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities, Inc. – International Opportunities Fund

Ten Largest Holdings	% of Investments
Rheinmetall AG	1.79%
Cairn Homes plc	1.62%
Man Group plc	1.49%
Loomis AB Class B	1.48%
Gerresheimer AG	1.44%
Arrow Global Group plc	1.39%
Tsubakimoto Chain Co.	1.30%
Cramo OYJ	1.27%
Emera, Inc.	1.26%
Dewan Housing Finance Corp., Ltd.	1.26%

Holdings by Sector*	% of Investments
Consumer Discretionary	16.96%
Consumer Staples	5.44%
Energy	4.43%
Financials	16.42%
Health Care	4.31%
Industrials	22.61%
Information Technology	11.76%
Materials	7.16%
Real Estate	6.24%
Telecommunication Services	1.38%
Utilities	3.04%
Purchased Options	0.25%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities, Inc. – Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
Blueprint Medicines Corp.	3.17%
CenterState Banks, Inc.	2.88%
NV5 Global, Inc.	2.85%
Malibu Boats, Inc. Class A	2.57%
Control4 Corp.	2.47%
LGI Homes, Inc.	2.29%
Five9, Inc.	2.19%
Kornit Digital Ltd.	2.17%
Fox Factory Holding Corp.	1.93%
Patrick Industries, Inc.	1.82%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	14.13%
Consumer Staples	0.98%
Energy	2.69%
Financials	14.10%
Health Care	29.19%
Industrials	15.16%
Information Technology	19.95%
Materials	3.80%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities, Inc. – Micro Cap Value Fund

Ten Largest Holdings	% of Investments
First Merchants Corp.	5.59%
National Commerce Corp.	5.42%
ICF International, Inc.	3.37%
Gibraltar Industries, Inc.	3.29%
Seacoast Banking Corp. of Florida	3.24%
Milacron Holdings Corp.	3.23%
Chase Corp.	3.13%
Connecticut Water Service, Inc.	2.84%
Orbotech Ltd.	2.76%
Vishay Precision Group, Inc.	2.72%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.08%
Consumer Staples	3.31%
Energy	5.24%
Financials	25.86%
Health Care	3.46%
Industrials	27.06%
Information Technology	8.52%
Materials	5.59%
Real Estate	3.71%
Utilities	5.50%
Repurchase Agreement	2.67%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Small Cap Value Fund

Ten Largest Holdings	% of Investments
First Merchants Corp.	3.75%
Black Hills Corp.	2.90%
Chemical Financial Corp.	2.79%
Orbotech Ltd.	2.45%
IDACORP, Inc.	2.45%
First Industrial Realty Trust, Inc.	2.26%
Primoris Services Corp.	2.14%
Littelfuse, Inc.	1.91%
AECOM	1.87%
Atkore International Group, Inc.	1.85%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.84%
Consumer Staples	2.13%
Energy	5.33%
Financials	17.97%
Health Care	5.69%
Industrials	19.89%
Information Technology	15.27%
Materials	8.87%
Real Estate	6.35%
Utilities	5.35%
Repurchase Agreement	4.31%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities, Inc. – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Arch Capital Group Ltd.	2.65%
Western Alliance Bancorp	2.35%
Booz Allen Hamilton Holding Corp.	2.04%
East West Bancorp, Inc.	2.03%
Reliance Steel & Aluminum Co.	2.02%
Pinnacle Foods, Inc.	1.95%
Raymond James Financial, Inc.	1.91%
Cooper Cos., Inc. (The)	1.88%
Wabtec Corp.	1.83%
Zayo Group Holdings, Inc.	1.73%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Consumer Discretionary	11.07%
Consumer Staples	1.95%
Energy	5.12%
Financials	20.62%
Health Care	8.36%
Industrials	15.05%
Information Technology	15.66%
Materials	8.70%
Real Estate	4.24%
Telecommunication Services	1.73%
Utilities	5.23%
Repurchase Agreement	2.27%
Total	100.00%

*	A sector may comprise several industries.

Approval of Advisory Contract

Global Core Equity Fund

At the initial organizational meeting for the Fund, the Board, including all of the Trustees who are not interested persons of the Fund or Lord Abbett, considered whether to approve the proposed management agreement between the Fund and Lord Abbett. The Board received materials relating to the management agreement before and at the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions.

The materials received by the Board as to the Fund included, but were not limited to, (1) information provided by Morningstar, Inc. (“Morningstar”) regarding the effective management fee rates and expense ratios for the Fund’s expense peer group; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and funds in the expense peer group; (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; and (4) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. The Trustees who are not interested persons of the Fund or of Lord Abbett also discussed the materials described above with their independent legal counsel in a private session at which no representatives of management were present.

Investment Management Services Generally. The Board considered the investment management services to be provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. In addition, the Board considered its experience with other funds advised by Lord Abbett.

Investment Performance. Because the Fund had not yet begun operations, the Board was not able to review the Fund’s investment performance and compliance.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel who would provide investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services to be performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered estimated expense levels of the Fund and the expense levels of the expense peer group. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the Fund and Lord Abbett had proposed to enter into an agreement providing that Lord Abbett, through February 28, 2018, would waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class other than Class R6, excluding 12b-1 fees, would not exceed an annual rate of 0.80%, and the net operating expenses for Class R6 would not exceed an annual rate of 0.75%.

Approval of Advisory Contract (continued)

Profitability. Because the Fund had not yet begun operations, the Board was not able to consider the level of Lord Abbett’s profits in managing the Fund. The Board took into account Lord Abbett’s overall profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to each Fund.

Economies of Scale. The Board considered whether there might be economies of scale in managing the Fund and whether the Fund would benefit appropriately from any such economies of scale. The Board concluded that the proposed management fee schedule, with its breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees to be paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Lord Abbett Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

After considering all of the relevant factors, the Board unanimously found that approval of the management agreement was in the best interests of the Fund and voted unanimously to approve the management agreement. In considering whether to approve the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Funds Other Than Global Core Equity Fund

The Board, including all of the Trustees who are not interested persons of the Company or of Lord Abbett (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (referred to herein as the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the review of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Trustees also met with their independent legal counsel in a private session at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar regarding the investment performance of the Fund

Approval of Advisory Contract (continued)

compared to the investment performance of certain funds with similar investment styles as determined by Morningstar, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) when applicable, information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended August 31, 2016. As to Alpha Strategy Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five-, and ten-year periods, noting that that the Fund had undergone a partial portfolio manager change during 2016. The Board also observed that the Fund’s one-year performance ranked in the 56th percentile of its peer group, noting the relative improvement as compared to its peer group over the three-, five-, and ten-year periods. As to Fundamental Equity Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, and ten-year periods and below the median of the performance peer group for the five-year period. As to Growth Leaders Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the five-year period and below the median of the performance peer group for the one- and three-year periods. As to International Core Equity Fund, the Board observed that the Fund’s investment performance ranked within the 20th percentile of the performance peer group for the one-year period and below the median of the performance peer group for the three-, five-, and ten-year periods. The Board also noted that the International Core Equity Fund had undergone a portfolio manager change during 2016. As to International Dividend Income Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period and below the median of the performance peer group for the three- and five-year periods. As to International

Approval of Advisory Contract (continued)

Opportunities Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, and five-year periods and below the median of the performance peer group for the ten-year period. As to Value Opportunities Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, five-, and ten-year periods. The Board also considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board and the willingness of Lord Abbett to take steps intended to improve performance when necessary. After reviewing these and related factors, the Board concluded that each Fund’s investment performance was reasonable and supported the continuation of the Agreement on behalf of each Fund.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund and the expense levels of the Fund’s expense peer group as of the date of each fund’s most recent annual report as of August 31, 2016. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to Alpha Strategy Fund, the Board observed that the overall expense level was slightly above the median of the expense peer group. As to each Fundamental Equity Fund, Growth Leaders Fund, International Core Equity Fund, International Dividend Income Fund, International Opportunities Fund and Value Opportunities Fund, the Board observed that the overall expense level was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the expense level of each Fund was reasonable in light of the services received and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and excluding marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately

Approval of Advisory Contract (concluded)

benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. With respect to Alpha Strategy Fund, the Board concluded that the contractual fee level adequately addressed any economies of scale in managing the Fund. With respect to each of Fundamental Equity Fund, International Opportunities Fund and Value Opportunities, the Board concluded that the contractual breakpoints in the existing management fee schedule adequately addressed any economies of scale in managing the Fund. With respect to Growth Leaders Fund, the Board concluded that the contractual breakpoint in the existing management fee schedule, in conjunction with the Fund’s proposed expense limitation agreement, adequately addressed any economies of scale in managing the Fund. With respect to each of International Core Equity Fund and International Dividend Income Fund, the Board concluded that the contractual breakpoints in the existing management fee schedule, in conjunction with the Fund’s proposed expense limitation agreement, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of each Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of each Fund’s brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

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Lord Abbett Securities Trust

Lord Abbett Alpha Strategy Fund

Lord Abbett Fundamental Equity Fund

Lord Abbett Global Core Equity Fund

Lord Abbett Growth Leaders Fund

Lord Abbett International Core Equity Fund

Lord Abbett International Dividend Income Fund

Lord Abbett International Opportunities Fund

Lord Abbett Value Opportunities Fund

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

LST-3 (06/17)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Micro Cap Growth Fund
Micro Cap Value Fund

For the six-month period ended April 30, 2017

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

5	Micro Cap Growth Fund

8	Micro Cap Value Fund

10	Statements of Assets and Liabilities

11	Statements of Operations

12	Statements of Changes in Net Assets

14	Financial Highlights

18	Notes to Financial Statements

26	Supplemental Information to Shareholders

Lord Abbett Securities Trust

Lord Abbett Micro Cap Growth Fund and
Lord Abbett Micro Cap Value Fund
Semiannual Report

For the six-month period ended April 30, 2017

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Daria L. Foster Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended April 30, 2017. For additional information about the Funds, please visit our website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Trustee, President and Chief Executive Officer

1

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 through April 30, 2017).

Actual Expenses

For each class of each Fund, the first line of the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 11/1/16 – 4/30/17” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Micro Cap Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			11/1/16 -
	11/1/16	4/30/17	4/30/17
Class A
Actual	$1,000.00	$1,151.90	$9.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.36	$8.50
Class I
Actual	$1,000.00	$1,152.10	$9.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.36	$8.50

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.70% for Classes A and I) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2017

Sector*	%**
Consumer Discretionary	14.13%
Consumer Staples	0.98%
Energy	2.69%
Financials	14.10%
Health Care	29.19%
Industrials	15.16%
Information Technology	19.95%
Materials	3.80%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Micro Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			11/1/16 -
	11/1/16	4/30/17	4/30/17
Class A
Actual	$1,000.00	$1,170.60	$9.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.41	$8.45
Class I
Actual	$1,000.00	$1,170.50	$9.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.41	$8.45

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.69% for Classes A and I) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2017

Sector*	%**
Consumer Discretionary	9.08%
Consumer Staples	3.31%
Energy	5.24%
Financials	25.86%
Health Care	3.46%
Industrials	27.06%
Information Technology	8.52%
Materials	5.59%
Real Estate	3.71%
Utilities	5.50%
Repurchase Agreement	2.67%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

4

Schedule of Investments (unaudited)

MICRO CAP GROWTH FUND April 30, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 100.45%

Aerospace & Defense 0.76%
Mercury Systems, Inc.*	29,069	$1,086

Air Freight & Logistics 1.67%
Air Transport Services Group, Inc.*	130,106	2,393

Auto Components 1.94%
Fox Factory Holding Corp.*	92,636	2,784

Banks 10.85%
Bridge Bancorp, Inc.	29,167	1,057
Bryn Mawr Bank Corp.	40,907	1,755
Capstar Financial Holdings, Inc.*	54,306	958
CenterState Banks, Inc.	164,359	4,147
First Interstate BancSystem, Inc. Class A	25,853	976
Heritage Commerce Corp.	36,846	526
Independent Bank Group, Inc.	24,499	1,473
Lakeland Bancorp, Inc.	55,974	1,089
Live Oak Bancshares, Inc.	47,893	1,157
Pacific Premier Bancorp, Inc.*	66,525	2,431
Total		15,569

Beverages 0.99%
MGP Ingredients, Inc.	27,095	1,419

Biotechnology 17.70%
Acceleron Pharma, Inc.*	23,389	772
Blueprint Medicines Corp.*	97,978	4,564
Calithera Biosciences, Inc.*	78,211	849
Clovis Oncology, Inc.*	29,044	1,681
Coherus Biosciences, Inc.*	59,653	1,145
Epizyme, Inc.*	48,444	874
Five Prime Therapeutics, Inc.*	15,330	534
Foundation Medicine, Inc.*	62,670	2,225
Genomic Health, Inc.*	48,297	1,587
Global Blood Therapeutics, Inc.*	37,911	1,098
Loxo Oncology, Inc.*	47,754	2,200
Repligen Corp.*	50,911	1,873
Investments	Shares	Fair Value (000)
Sage Therapeutics, Inc.*	14,792	$1,050
Spark Therapeutics, Inc.*	23,014	1,334
Versartis, Inc.*	65,475	1,205
Xencor, Inc.*	93,475	2,400
Total		25,391

Building Products 3.74%
Builders FirstSource, Inc.*	90,094	1,443
NCI Building Systems, Inc.*	74,067	1,296
Patrick Industries, Inc.*	36,989	2,628
Total		5,367

Capital Markets 3.30%
Greenhill & Co., Inc.	79,660	2,015
Hamilton Lane, Inc. Class A*	36,994	693
Piper Jaffray Cos.	32,444	2,031
Total		4,739

Chemicals 1.26%
Ferro Corp.*	100,557	1,802

Communications Equipment 2.53%
Applied Optoelectronics, Inc.*	45,986	2,271
Oclaro, Inc.*	169,448	1,357
Total		3,628

Construction & Engineering 2.86%
NV5 Global, Inc.*	105,971	4,101

Construction Materials 1.00%
U.S. Concrete, Inc.*	23,251	1,441

Diversified Consumer Services 1.61%
Chegg, Inc.*	256,491	2,311

Electrical Equipment 1.26%
TPI Composites, Inc.*	91,819	1,804

Electronic Equipment, Instruments & Components 3.51%
Control4 Corp.*	210,919	3,565
Fabrinet (Thailand)*(a)	30,253	1,049
Rogers Corp.*	4,142	426
Total		5,040

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND April 30, 2017

Investments	Shares	Fair Value (000)
Energy Equipment & Services 1.47%
Pioneer Energy Services Corp.*	134,786	$411
Smart Sand, Inc.*	139,730	1,702
Total		2,113

Health Care Equipment & Supplies 6.82%
Glaukos Corp.*	34,155	1,623
Inogen, Inc.*	18,520	1,535
iRhythm Technologies, Inc.*	49,887	1,761
NxStage Medical, Inc.*	30,915	924
Spectranetics Corp. (The)*	83,467	2,387
Tactile Systems Technology, Inc.*	81,950	1,545
Total		9,775

Health Care Providers & Services 1.75%
Tivity Health, Inc.*	74,845	2,515

Hotels, Restaurants & Leisure 1.43%
Del Taco Restaurants, Inc.*	155,408	2,044

Household Durables 5.82%
Cavco Industries, Inc.*	12,157	1,444
LGI Homes, Inc.*	103,497	3,294
SodaStream International Ltd. (Israel)*(a)	27,269	1,483
Universal Electronics, Inc.*	30,739	2,130
Total		8,351

Internet & Direct Marketing Retail 0.80%
Duluth Holdings, Inc. Class B*	52,060	1,153

Internet Software & Services 6.10%
Alarm.com Holdings, Inc.*	46,153	1,505
Alteryx, Inc. Class A*	66,894	1,069
Five9, Inc.*	172,747	3,152
Mimecast Ltd.*	64,124	1,550
MINDBODY, Inc. Class A*	51,877	1,471
Total		8,747
Investments	Shares	Fair Value (000)
Leisure Products 2.59%
Malibu Boats, Inc. Class A*	160,943	$3,708

Life Sciences Tools & Services 0.64%
Pacific Biosciences of California, Inc.*	232,951	918

Machinery 3.37%
Kornit Digital Ltd. (Israel)*(a)	155,663	3,129
NN, Inc.	61,731	1,704
Total		4,833

Metals & Mining 1.56%
Ryerson Holding Corp.*	147,808	2,025
SunCoke Energy, Inc.*	22,817	209
Total		2,234

Oil, Gas & Consumable Fuels 1.23%
GasLog Ltd. (Monaco)(a)	125,641	1,759

Pharmaceuticals 2.41%
Achaogen, Inc.*	58,398	1,406
Corcept Therapeutics, Inc.*	214,747	2,049
Total		3,455

Semiconductors & Semiconductor Equipment 2.58%
CEVA, Inc.*	65,777	2,368
MaxLinear, Inc.*	47,818	1,331
Total		3,699

Software 5.32%
8x8, Inc.*	99,985	1,455
Blackline, Inc.*	25,841	849
Everbridge, Inc.*	85,305	1,980
Materialise NV ADR*	77,951	858
Talend SA ADR*	83,264	2,487
Total		7,629

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

MICRO CAP GROWTH FUND April 30, 2017

Investments	Shares	Fair Value (000)
Trading Companies & Distributors 1.58%
DXP Enterprises, Inc.*	62,087	$2,265
Total Investments in Common Stock 100.45% (cost $117,252,574)		144,073
Liabilities in Excess of Other Assets (0.45)%		(641)
Net Assets 100.00%		$143,432

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$144,073	$–	$–	$144,073
Total	$144,073	$–	$–	$144,073

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2017.

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)

MICRO CAP VALUE FUND April 30, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.28%

Banks 20.08%
Ameris Bancorp	55,025	$2,592
BNC Bancorp	80,403	2,689
FB Financial Corp.*	80,437	2,915
First Merchants Corp.	189,638	7,847
National Commerce Corp.*	196,641	7,610
Seacoast Banking Corp. of Florida*	187,707	4,543
Total		28,196

Beverages 1.92%
Cott Corp. (Canada)(a)	204,560	2,694

Building Products 7.73%
Advanced Drainage Systems, Inc.	140,489	3,239
American Woodmark Corp.*	32,525	2,989
Gibraltar Industries, Inc.*	117,810	4,624
Total		10,852

Capital Markets 2.20%
Donnelley Financial Solutions, Inc.*	138,917	3,087

Chemicals 3.12%
Chase Corp.	42,800	4,387

Communications Equipment 1.29%
Plantronics, Inc.	33,160	1,811

Construction & Engineering 2.42%
Primoris Services Corp.	148,153	3,403

Electrical Equipment 3.95%
Atkore International Group, Inc.*	130,203	3,419
AZZ, Inc.	36,000	2,126
Total		5,545
Investments	Shares	Fair Value (000)
Electronic Equipment, Instruments & Components 5.48%
Orbotech Ltd. (Israel)*(a)	117,555	$3,871
Vishay Precision Group, Inc.*	222,283	3,823
Total		7,694

Equity Real Estate Investment Trusts 1.95%
Physicians Realty Trust	139,199	2,734

Food Products 1.39%
Farmer Bros Co.*	54,872	1,948

Gas Utilities 2.66%
Chesapeake Utilities Corp.	51,000	3,738

Health Care Equipment & Supplies 1.16%
CONMED Corp.	33,252	1,635

Hotels, Restaurants & Leisure 4.98%
Denny’s Corp.*	272,676	3,463
El Pollo Loco Holdings, Inc.*	281,530	3,533
Total		6,996

Household Durables 1.66%
Ethan Allen Interiors, Inc.	78,214	2,331

Insurance 2.08%
AMERISAFE, Inc.	50,670	2,916

Life Sciences Tools & Services 2.29%
Albany Molecular Research, Inc.*	200,828	3,215

Machinery 3.23%
Milacron Holdings Corp.*	240,976	4,535

Media 1.03%
Hemisphere Media Group, Inc.*	124,379	1,449

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

MICRO CAP VALUE FUND April 30, 2017

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 5.24%
Carrizo Oil & Gas, Inc.*	53,019	$1,334
Centennial Resource Development, Inc. Class A*	154,481	2,547
Parsley Energy, Inc. Class A*	59,422	1,770
Rice Energy, Inc.*	80,375	1,711
Total		7,362

Paper & Forest Products 2.46%
Neenah Paper, Inc.	44,087	3,454

Professional Services 3.37%
ICF International, Inc.*	107,188	4,732

Real Estate Management & Development 1.76%
RE/MAX Holdings, Inc. Class A	41,800	2,473

Semiconductors & Semiconductor Equipment 1.74%
MaxLinear, Inc.*	87,996	2,449

Textiles, Apparel & Luxury Goods 1.40%
Oxford Industries, Inc.	33,843	1,962

Thrifts & Mortgage Finance 1.50%
OceanFirst Financial Corp.	76,034	2,102

Trading Companies & Distributors 6.35%
Lawson Products, Inc.*	153,172	3,485
Rush Enterprises, Inc. Class A*	72,600	2,741
Textainer Group Holdings Ltd.	180,294	2,695
Total		8,921
Investments	Shares	Fair Value (000)
Water Utilities 2.84%
Connecticut Water Service, Inc.	74,300	$3,988
Total Common Stocks (cost $99,006,691)		136,609

	Principal Amount (000)

SHORT-TERM INVESTMENT 2.67%

Repurchase Agreement
Repurchase Agreement dated 4/28/2017, 0.09% due 5/1/2017 with Fixed Income Clearing Corp. collateralized by $3,770,000 of U.S. Treasury Note at 2.00% due 12/31/2021; value: $3,828,145; proceeds: $3,749,244 (cost $3,749,215)	$3,749	3,749
Total Investments in Securities 99.95% (cost $102,755,906)		140,358
Other Assets in Excess of Liabilities 0.05%		70
Net Assets 100.00%		$140,428

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$136,609	$–	$–	$136,609
Repurchase Agreement	–	3,749	–	3,749
Total	$136,609	$3,749	$–	$140,358

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2017.

See Notes to Financial Statements.	9

Statements of Assets and Liabilities (unaudited)

April 30, 2017

	Micro Cap Growth Fund	Micro Cap Value Fund
ASSETS:
Investments in securities, at cost	$117,252,574	$102,755,906
Investments in securities, at fair value	$144,073,246	$140,357,546
Receivables:
Investment securities sold	1,782,741	282,942
Interest and dividends	14,795	6,148
Capital shares sold	6,928	6,500
Prepaid expenses	6,652	14,594
Total assets	145,884,362	140,667,730
LIABILITIES:
Payables:
To bank	1,075,843	–
Investment securities purchased	631,497	–
Capital shares reacquired	501,598	3,760
Management fee	175,225	172,655
Trustees’ fees	17,259	18,886
Fund administration	4,673	4,604
Accrued expenses	46,064	40,103
Total liabilities	2,452,159	240,008
NET ASSETS	$143,432,203	$140,427,722
COMPOSITION OF NET ASSETS:
Paid-in capital	$117,381,434	$87,355,877
Accumulated net investment loss	(2,872,285)	(1,552,785)
Accumulated net realized gain on investments	2,102,382	17,022,990
Net unrealized appreciation on investments	26,820,672	37,601,640
Net Assets	$143,432,203	$140,427,722
Net assets by class:
Class A Shares	$8,373,294	$6,729,060
Class I Shares	$135,058,909	$133,698,662
Outstanding shares by class (unlimited number of authorized shares of beneficial interest)
Class A Shares	555,066	203,138
Class I Shares	8,256,691	3,858,541
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.09	$33.13
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$16.01	$35.15
Class I Shares-Net asset value	$16.36	$34.65

10	See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2017

	Micro Cap Growth Fund	Micro Cap Value Fund
Investment income:
Dividends (net of foreign withholding taxes of $0 and $3,682, respectively)	$247,141	$745,884
Interest	399	317
Total investment income	247,540	746,201
Expenses:
Management fee	1,090,272	1,089,081
Shareholder servicing	18,636	14,687
Fund administration	29,074	29,042
Subsidy (See Note 3)	34,244	36,077
Registration	18,524	18,524
Reports to shareholders	3,354	3,339
Trustees’ fees	1,832	1,816
Professional	23,034	23,023
Custody	8,528	2,851
Other	7,643	7,429
Gross expenses	1,235,141	1,225,869
Expense reductions (See Note 8)	(111)	(107)
Net expenses	1,235,030	1,225,762
Net investment loss	(987,490)	(479,561)
Net realized and unrealized gain:
Net realized gain on investments	14,292,167	17,057,166
Net change in unrealized appreciation/depreciation on investments	7,367,975	6,929,425
Net realized and unrealized gain	21,660,142	23,986,591
Net Increase in Net Assets Resulting From Operations	$20,672,652	$23,507,030

See Notes to Financial Statements.	11

Statements of Changes in Net Assets

	Micro Cap Growth Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2017 (unaudited)	For the Year Ended October 31, 2016
Operations:
Net investment loss	$(987,490)	$(2,194,140)
Net realized gain (loss) on investments	14,292,167	(8,433,042)
Net change in unrealized appreciation/depreciation on investments	7,367,975	10,862,323
Net increase in net assets resulting from operations	20,672,652	235,141
Distributions to shareholders from:
Net realized gain
Class A	–	(1,849,104)
Class I	–	(25,030,822)
Total distributions to shareholders	–	(26,879,926)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	2,773,292	16,014,661
Reinvestment of distributions	–	24,413,579
Cost of shares reacquired	(20,541,789)	(22,671,609)
Net increase (decrease) in net assets resulting from capital share transactions	(17,768,497)	17,756,631
Net increase (decrease) in net assets	2,904,155	(8,888,154)
NET ASSETS:
Beginning of period	$140,528,048	$149,416,202
End of period	$143,432,203	$140,528,048
Accumulated net investment loss	$(2,872,285)	$(1,884,795)

12	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Micro Cap Value Fund
DECREASE IN NET ASSETS	For the Six Months Ended April 30, 2017 (unaudited)	For the Year Ended October 31, 2016
Operations:
Net investment loss	$(479,561)	$(1,047,902)
Net realized gain on investments	17,057,166	25,081,519
Net change in unrealized appreciation/depreciation on investments	6,929,425	(10,270,838)
Net increase in net assets resulting from operations	23,507,030	13,762,779
Distributions to shareholders from:
Net realized gain
Class A	(1,086,361)	(408,358)
Class I	(22,696,813)	(3,480,090)
Total distributions to shareholders	(23,783,174)	(3,888,448)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	2,979,775	2,300,457
Reinvestment of distributions	22,147,857	3,680,664
Cost of shares reacquired	(25,776,532)	(44,750,858)
Net decrease in net assets resulting from capital share transactions	(648,900)	(38,769,737)
Net decrease in net assets	(925,044)	(28,895,406)
NET ASSETS:
Beginning of period	$141,352,766	$170,248,172
End of period	$140,427,722	$141,352,766
Accumulated net investment loss	$(1,552,785)	$(1,073,224)

See Notes to Financial Statements.	13

Financial Highlights

MICRO CAP GROWTH FUND

		Per Share Operating Performance:
					Distributions
					to
					shareholders
		Investment operations:			from:
	Net asset		Net			Net asset
	value,	Net	realized and	Total from	Net	value,
	beginning of	investment	unrealized	investment	realized	end of
	period	income (loss)(a)	gain	operations	gain	period
Class A
4/30/2017(c)	$13.09	$(0.10)	$2.10	$ 2.00	$ –	$15.09
10/31/2016	16.33	(0.19)	0.15	(0.04)	(3.20)	13.09
10/31/2015	18.56	(0.30)	0.42	0.12	(2.35)	16.33
10/31/2014	22.57	(0.28)	2.27	1.99	(6.00)	18.56
10/31/2013	14.03	(0.29)	8.94	8.65	(0.11)	22.57
10/31/2012	15.98	(0.28)	0.79	0.51	(2.46)	14.03
Class I
4/30/2017(c)	14.20	(0.10)	2.26	2.16	–	16.36
10/31/2016	17.45	(0.21)	0.16	(0.05)	(3.20)	14.20
10/31/2015	19.67	(0.32)	0.45	0.13	(2.35)	17.45
10/31/2014	23.57	(0.29)	2.39	2.10	(6.00)	19.67
10/31/2013	14.64	(0.29)	9.33	9.04	(0.11)	23.57
10/31/2012	16.52	(0.25)	0.83	0.58	(2.46)	14.64

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.

14	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

		Net		Net assets,	Portfolio
Total	Total	investment		end of	turnover
return(b)	expenses	income (loss)		\period	rate
(%)	(%)	(%)		(000)	(%)

15.19 (d)	0.84 (d)	(0.67	)(d)	$ 8,373	59.08 (d)
(1.30)	1.81	(1.52)		7,416	160.53
0.65	1.80	(1.64)		13,280	202.96
10.57	1.78	(1.50)		12,881	208.12
62.14	1.85	(1.64)		11,220	197.69
4.86	2.09	(1.92)		11,484	119.77

15.21 (d)	0.84 (d)	(0.67	)(d)	135,059	59.08 (d)
(1.39)	1.81	(1.52)		133,112	160.53
0.71	1.80	(1.63)		136,136	202.96
10.58	1.78	(1.50)		156,657	208.12
62.22	1.81	(1.60)		140,967	197.69
5.10	1.84	(1.68)		89,897	119.77

See Notes to Financial Statements.	15

Financial Highlights

MICRO CAP VALUE FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
				Total
		Net	Net	from
	Net asset	invest-	realized	invest-
	value,	ment	and	ment	Net	Net	Total
	beginning	income	unrealized	opera-	investment	realized	distri-
	of period	(loss)(a)	gain	tions	income	gain	butions
Class A
4/30/2017(c)	$33.65	$(0.11)	$5.61	$5.50	$ –	$(6.02)	$(6.02)
10/31/2016	31.34	(0.22)	3.27	3.05	–	(0.74)	(0.74)
10/31/2015	34.19	(0.26)	1.00	0.74	–	(3.59)	(3.59)
10/31/2014	34.74	(0.23)	3.84	3.61	–	(4.16)	(4.16)
10/31/2013	26.52	(0.10)	8.32	8.22	–	–	–
10/31/2012	22.88	(0.08)	3.72	3.64	–	–	–
Class I
4/30/2017(c)	34.95	(0.11)	5.83	5.72	–	(6.02)	(6.02)
10/31/2016	32.52	(0.23)	3.40	3.17	–	(0.74)	(0.74)
10/31/2015	35.34	(0.27)	1.04	0.77	–	(3.59)	(3.59)
10/31/2014	35.77	(0.26)	3.99	3.73	–	(4.16)	(4.16)
10/31/2013	27.32	(0.09)	8.56	8.47	(0.02)	–	(0.02)
10/31/2012	23.50	(0.02)	3.84	3.82	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.

16	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

					Net
Net asset			Net		assets,	Portfolio
value,	Total	Total	investment		end of	turnover
end of	return(b)	expenses	income (loss)		period	rate
period	(%)	(%)	(%)		(000)	(%)

$33.13	17.06 (d)	0.84 (d)	(0.34	)(d)	$ 6,729	15.38 (d)
33.65	10.00	1.80	(0.71)		6,083	52.03
31.34	2.79	1.79	(0.86)		17,198	70.40
34.19	11.16	1.76	(0.68)		20,028	59.95
34.74	31.00	1.82	(0.34)		32,010	73.58
26.52	15.91	2.05	(0.32)		30,512	34.25

34.65	17.05 (d)	0.84 (d)	(0.33	)(d)	133,699	15.38 (d)
34.95	9.97	1.80	(0.72)		135,269	52.03
32.52	2.81	1.79	(0.86)		153,050	70.40
35.34	11.18	1.77	(0.74)		146,813	59.95
35.77	31.02	1.78	(0.29)		128,093	73.58
27.32	16.21	1.80	(0.09)		96,962	34.25

See Notes to Financial Statements.	17

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of ten funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), Class A and I shares and Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”), Class A and I shares. The investment objective of both Micro Cap Growth Fund and Micro Cap Value Fund is long-term capital appreciation.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. A contingent deferred sales charge (“CDSC”) may apply to certain redemptions of Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus). Class I shares are not subject to any sales charges.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by

18

Notes to Financial Statements (unaudited)(continued)

the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended October 31, 2013 through October 31, 2016. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses incurred by the Funds are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(f)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly

19

Notes to Financial Statements (unaudited)(continued)

to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of October 31, 2012 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at an annual rate of 1.50%, which was the Funds’ annualized effective management fee rate for the fiscal six months ended April 30, 2017.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets.

Each Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”) of the Trust, pursuant to which each Underlying Fund paid a portion of the expenses (excluding management fees, fund administration fees, and distribution and service fees) of Alpha Strategy Fund in proportion to the average daily value of the Underlying Fund shares owned by Alpha Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included

20

Notes to Financial Statements (unaudited)(continued)

in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliate on each Fund’s Statement of Assets and Liabilities. Effective January 1, 2017, the Board approved the discontinuation of the Servicing Arrangement with Fund of Funds managed by Lord Abbett. As a result, each Fund of Funds will bear its expenses fully and each of the underlying Funds will no longer pay a portion of Fund of Funds expenses.

As of April 30, 2017, the percentages of Micro Cap Growth Fund’s and Micro Cap Value Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund were 77.73% and 79.13%, respectively.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A shares pursuant to Rule 12b-1 under the Act under which the Board may authorize the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. During the fiscal six months ended April 30, 2017, the Board did not authorize such Class A 12b-1 fees.

Class I shares do not have a distribution plan.

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually for each fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2017 and fiscal year ended October 31, 2016 was as follows:

	Micro Cap Growth Fund			Micro Cap Value Fund
	Six Months Ended 4/30/2017 (unaudited	)	Year Ended 10/31/2016	Six Months Ended 4/30/2017 (unaudited	)	Year Ended 10/31/2016
Distributions paid from:
Ordinary income	$–		$6,650,591	$1,862,576		$–
Net long-term capital gains	–		20,229,335	21,920,598		3,888,448
Total distributions paid	$–		$26,879,926	$23,783,174		$3,888,448

As of October 31, 2016, Micro Cap Growth Fund had capital losses of $9,945,487 that will carryforward indefinitely.

21

Notes to Financial Statements (unaudited)(continued)

As of April 30, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Micro Cap Growth Fund	Micro Cap Value Fund
Tax cost	$119,496,872	$102,789,881
Gross unrealized gain	28,128,995	39,154,325
Gross unrealized loss	(3,552,621)	(1,586,660)
Net unrealized security gain	$24,576,374	$37,567,665

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2017 were as follows:

	Purchases	Sales
Micro Cap Growth Fund	$84,586,942	$100,606,520
Micro Cap Value Fund	22,035,375	45,590,937

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2017.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended April 30, 2017, the following Funds engaged in cross-trades:

Fund	Purchases	Sales	Gain/(Loss)
Micro-Cap Growth Fund	$–	$423,176.92	$70,130

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosure to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

22

Notes to Financial Statements (unaudited)(continued)

	Micro Cap Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$3,749,215	$–	$3,749,215
Total	$3,749,215	$–	$3,749,215

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$3,749,215	$–	$–	$(3,749,215)	$–
Total	$3,749,215	$–	$–	$(3,749,215)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of April 30, 2017.

7.	TRUSTEES’ REMUNERATION

The Trust’s officers and two Trustees, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

9.	LINE OF CREDIT

The Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. The Facility will continue through August 28, 2017.

During the six months ended April 30, 2017, the Funds did not utilize the Facility.

23

Notes to Financial Statements (unaudited)(continued)

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions. There were no interfund loans outstanding as of April 30, 2017.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

12.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with micro-cap and growth or value stocks. The value of an investment in each Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Funds invest. Micro-cap companies may be subject to greater risks and may be more sensitive to changes in economic conditions than larger, more established companies. There may be less liquidity in micro-cap company stocks, subjecting them to greater price fluctuations than larger company stocks. In the case of Micro Cap Growth Fund, the growth stocks in which it generally invests may add to the Fund’s volatility. In the case of Micro Cap Value Fund, the prices of value stocks in which it generally invests may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth.

These factors can affect each Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Micro Cap Growth Fund		Six Months Ended April 30, 2017 (unaudited)		Year Ended October 31, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,917	$69,589	11,701	$147,277
Reinvestment of distributions	–	–	132,838	1,849,104
Shares reacquired	(16,223)	(219,225)	(391,612)	(5,836,444)
Decrease	(11,306)	$(149,636)	(247,073)	$(3,840,063)

Class I Shares
Shares sold	172,402	$2,703,703	1,239,003	$15,867,384
Reinvestment of distributions	–	–	1,495,326	22,564,475
Shares reacquired	(1,290,374)	(20,322,564)	(1,162,677)	(16,835,165)
Increase (decrease)	(1,117,972)	$(17,618,861)	1,571,652	$21,596,694

24

Notes to Financial Statements (unaudited)(concluded)

Micro Cap Value Fund		Six Months Ended April 30, 2017 (unaudited )		Year Ended October 31, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,033	$68,021	4,665	$148,933
Reinvestment of distributions	34,072	1,086,208	12,602	388,270
Shares reacquired	(13,769)	(450,134)	(385,285)	(11,863,165)
Increase (decrease)	22,336	$704,095	(368,018)	$(11,325,962)

Class I Shares
Shares sold	86,095	$2,911,754	65,171	$2,151,524
Reinvestment of distributions	631,534	21,061,649	102,887	3,292,394
Shares reacquired	(729,560)	(25,326,398)	(1,004,290)	(32,887,693)
Decrease	(11,931)	$(1,352,995)	(836,232)	$(27,443,775)

14.	RECENT ACCOUNTING REGULATION

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X that, along with other regulatory changes, are intended to modernize the reporting and disclosure of information by registered investment companies. In part, the amendments require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance date for the amendments is August 1, 2017. Although management continues to evaluate the potential impact of the amendments on the Funds, it expects such impact will be limited to additional financial statement disclosures, with no effect on the Funds’ net assets or results of operations.

25

Approval of Advisory Contract

The Board, including all of the Trustees who are not interested persons of the Company or of Lord Abbett (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (referred to herein as the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the review of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Trustees also met with their independent legal counsel in a private session at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar, Inc. (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Morningstar, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of two appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and two appropriate benchmarks as of various periods ended August 31, 2016. As to Micro Cap Growth Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the three-, five-, and ten-year periods and below the median of the performance peer group for the one-year period. As to

26

Approval of Advisory Contract (continued)

Micro Cap Value Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, five-, and ten-year periods. The Board also considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board and the willingness of Lord Abbett to take steps intended to improve performance when necessary. After reviewing these and related factors, the Board concluded that each Fund’s investment performance was reasonable and supported the continuation of the Agreement on behalf of each Fund.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund and the expense levels of the Fund’s expense peer group as of the date of each fund’s most recent annual report as of August 31, 2016. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each Fund, the Board observed that the overall expense level was above the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the expense level of each Fund was reasonable in light of the services received and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and excluding marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. With respect to each Fund, the Board concluded that the contractual fee level adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services

27

Approval of Advisory Contract (concluded)

other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of each Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of each Fund’s brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

28

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

29

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Securities Trust Lord Abbett Micro-Cap Growth Fund Lord Abbett Micro-Cap Value Fund	LAMCVF-3 (06/17)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 28, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: June 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 28, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: June 28, 2017